UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28, 2013

Date of reporting period: February 28, 2013

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage

Dow Jones Target Date FundsSM

Annual Report

February 28, 2013

■	Wells Fargo Advantage Dow Jones Target Today FundSM

■	Wells Fargo Advantage Dow Jones Target 2010 FundSM

■	Wells Fargo Advantage Dow Jones Target 2015 FundSM

■	Wells Fargo Advantage Dow Jones Target 2020 FundSM

■	Wells Fargo Advantage Dow Jones Target 2025 FundSM

■	Wells Fargo Advantage Dow Jones Target 2030 FundSM

■	Wells Fargo Advantage Dow Jones Target 2035 FundSM

■	Wells Fargo Advantage Dow Jones Target 2040 FundSM

■	Wells Fargo Advantage Dow Jones Target 2045 FundSM

■	Wells Fargo Advantage Dow Jones Target 2050 FundSM

■	Wells Fargo Advantage Dow Jones Target 2055 FundSM

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The views expressed and any forward-looking statements are as of February 28, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $225 billion in assets under management, as of February 28, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite ongoing uncertainties, investor confidence grew during the period as political and economic concerns lessened over the period.

Dear Valued Shareholder:

We’re pleased to offer you this annual report for the Wells Fargo Advantage Dow Jones Target Date FundsSM for the 12-month period that ended February 28, 2013. The past 12 months were marked by a slow but growing U.S. economy and expansive monetary policy. This backdrop enabled positive total returns across our Target Date Funds.

The economy grew, helped by accommodative monetary policy but hurt by political uncertainty.

The U.S. economy grew modestly over the past year, but the recovery remained weak compared with previous business cycles. Three forces—discretionary fiscal policy, housing market activity, and household income expectations—have not been firing on all cylinders, and therefore the recovery has been modest. However, the unemployment rate continued to decline, reaching 7.7% in February 2013, and housing market activity advanced from its recessionary levels.

Global economic growth varied across countries. Eurozone economies remained in recession. However, the European Central Bank and several key members of the eurozone, including France and Germany, announced their commitment to maintaining the integrity of the single currency. Subsequently, investor fears about a sovereign debt crisis in Europe abated. In China, economic growth decelerated from double-digit advances but remained at a stable, positive pace.

Citing its dual mandate of fostering maximum employment and price stability, the Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target. It also continued its quantitative easing program.

For most of the year, uncertainty about political outcomes was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. Elections in eurozone countries such as Greece, France, and Italy sparked speculation about the future of the eurozone. New leadership in China also figured into the political landscape. In the end, investors managed around these concerns, and capital markets generally advanced during this time period.

Financial markets advanced.

Despite ongoing uncertainties, investor confidence grew during the period as political and economic concerns lessened over the period. As a result, equity markets and most bond markets advanced. The S&P 500 Index1 rose 13.46%. Despite ongoing risk flare-up in Europe, international markets as measured by the Morgan Stanley Capital International All Country World Ex. USA Index (Gross)2 rose 7.17% for the fiscal year.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International All Country World Ex. USA (MSCI ACWI Ex. USA) Index (Gross) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the United States. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	3

Bond markets advanced across most sectors due to the continuation of low interest rates. The Barclays U.S. Aggregate Bond Index3, which measures investment-grade bonds, rose 3.12% over the 12-month period that ended February 28, 2013. High-yield bonds had stronger returns of 11.79%, as measured by the Barclays U.S. Corporate High Yield 2% Issuer Capped Index4. Non-U.S. bonds declined in dollar terms primarily due to the falling yen, as evidenced by the Barclays Global Aggregate ex USD Index5 returning (1.09)%.

Our goal is to meet the retirement needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies using a diversified portfolio of investments. Each fund in our target date series invests in a portfolio of equity, fixed income, and short-term securities, and these funds are reallocated over time as the fund approaches its target year by trimming equity exposure and increasing fixed-income exposure. Further, we do not believe it makes sense to fix a savings problem by attempting to boost return through taking outsized risks near retirement. The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date. As a result, we are committed to our strategy of providing a target date series that is among the more conservative near retirement.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We are committed to providing our shareholders long-term investment strategies using a diversified portfolio of investments.

3.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

4.	The Barclays U.S. Corporate High Yield 2% Issuer Capped Index is composed of fixed rate, publicly issued, non-investment-grade debt with at least one year remaining to maturity as well as an outstanding par value of $100 million. You cannot invest directly in an index.

5.	The Barclays Global Aggregate ex USD Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Notice to Shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

At its August 14-15, 2012 meeting, the Board of Trustees approved the following changes to the Wells Fargo Advantage Dow Jones Target Date Funds series:

■	The renaming and modification of Institutional Class shares to assume the features and attributes of Class R6 shares by May 31, 2013.

■	The implementation of new expense caps for certain classes.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	5

Wells Fargo Advantage Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Target Date Index as specified in the following table:

Wells Fargo Advantage Dow Jones Target Date Funds	Corresponding Dow Jones Target Date Index
Target Today Fund	Dow Jones Target Today Index
Target 2010 Fund	Dow Jones Target 2010 Index
Target 2015 Fund	Dow Jones Target 2015 Index
Target 2020 Fund	Dow Jones Target 2020 Index
Target 2025 Fund	Dow Jones Target 2025 Index
Target 2030 Fund	Dow Jones Target 2030 Index
Target 2035 Fund	Dow Jones Target 2035 Index
Target 2040 Fund	Dow Jones Target 2040 Index
Target 2045 Fund	Dow Jones Target 2045 Index
Target 2050 Fund	Dow Jones Target 2050 Index
Target 2055 Fund	Dow Jones Target 2055 Index

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Target Date Index, whose total returns the Funds seek to approximate, before fees and expenses, will not meet an investor’s goals). Consult the prospectus for additional information on these and other risks.

Please see footnotes on page 19.

6	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target Today Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STWRX)	3-1-1994	(3.70)	2.89	4.57	2.15	4.12	5.19	1.07	0.96
Class B (WFOKX)*	8-1-1998	(3.61)	3.00	4.65	1.39	3.35	4.65	1.82	1.71
Class C (WFODX)	12-1-1998	0.36	3.34	4.41	1.36	3.34	4.41	1.82	1.71
Class R4 (WOTRX)[4]	11-30-2012	–	–	–	2.69	4.67	5.71	0.74	0.45
Administrator Class (WFLOX)	11-8-1999	–	–	–	2.29	4.32	5.45	0.91	0.80
Institutional Class (WOTDX)[9]	6-30-2004	–	–	–	2.63	4.66	5.71	0.64	0.45
Investor Class (WFBTX)[9]	1-31-2007	–	–	–	2.32	4.28	5.42	1.13	0.86
Dow Jones Target Today Index[10]	–	–	–	–	2.99	5.18	5.94	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	8.85	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	5.01	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	7

Target 2010 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STNRX)	3-1-1994	(3.00)	2.36	5.15	2.92	3.59	5.78	1.08	0.99
Class B (SPTBX)*	3-1-1997	(2.88)	2.47	5.22	2.12	2.83	5.22	1.83	1.74
Class C (WFOCX)	12-1-1998	1.10	2.83	4.99	2.10	2.83	4.99	1.83	1.74
Class R4 (WFORX)[5]	11-30-2012	–	–	–	3.41	4.14	6.29	0.75	0.47
Administrator Class (WFLGX)	11-8-1999	–	–	–	3.08	3.80	6.04	0.92	0.83
Institutional Class (WFOAX)[9]	6-30-2004	–	–	–	3.43	4.14	6.29	0.65	0.48
Investor Class (WFCTX)[9]	1-31-2007	–	–	–	3.01	3.75	6.00	1.14	0.89
Dow Jones Target 2010 Index[10]	–	–	–	–	3.77	4.63	7.39	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	8.85	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	5.01	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

8	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2015 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[3]
Class A (WFACX)[6]	11-30-2012	(1.78)	2.53	2.38	4.23	3.77	3.46	1.08	0.84
Class R4 (WFSRX)[6]	11-30-2012	–	–	–	4.63	4.08	3.76	0.75	0.48
Administrator Class (WFFFX)	6-29-2007	–	–	–	4.06	3.73	3.44	0.92	0.84
Institutional Class (WFSCX)	6-29-2007	–	–	–	4.56	4.07	3.74	0.65	0.49
Investor Class (WFQEX)	6-29-2007	–	–	–	4.08	3.71	3.42	1.14	0.90
Dow Jones Target 2015 Index[10]	–	–	–	–	4.82	4.53	4.25	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	2.67	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	6.26	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	9

Target 2020 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STTRX)	3-1-1994	(1.04)	2.34	5.95	5.00	3.56	6.58	1.05	1.01
Class B (STPBX)*	3-1-1997	(0.73)	2.42	6.02	4.27	2.78	6.02	1.80	1.76
Class C (WFLAX)	12-1-1998	3.28	2.78	5.79	4.28	2.78	5.79	1.80	1.76
Class R4 (WFLRX)[4]	11-30-2012	–	–	–	5.58	4.10	7.11	0.72	0.50
Administrator Class (WFLPX)	11-8-1999	–	–	–	5.19	3.77	6.85	0.89	0.85
Institutional Class (WFOBX)[9]	6-30-2004	–	–	–	5.60	4.10	7.11	0.62	0.50
Investor Class (WFDTX)[9]	1-31-2007	–	–	–	5.12	3.71	6.81	1.11	0.91
Dow Jones Target 2020 Index[10]	–	–	–	–	5.93	4.48	8.91	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	8.85	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	5.01	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

10	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2025 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[3]
Class A (WFAYX)[7]	11-30-2012	0.23	2.66	1.56	6.32	3.89	2.63	1.07	0.86
Class R4 (WFGRX)[7]	11-30-2012	–	–	–	6.82	4.23	2.95	0.74	0.50
Administrator Class (WFTRX)	6-29-2007	–	–	–	6.27	3.92	2.65	0.91	0.85
Institutional Class (WFTYX)	6-29-2007	–	–	–	6.74	4.21	2.93	0.64	0.50
Investor Class (WFGYX)	6-29-2007	–	–	–	6.31	3.87	2.61	1.13	0.91
Dow Jones Target 2025 Index[10]	–	–	–	–	7.10	4.54	3.34	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	2.67	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	6.26	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	11

Target 2030 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STHRX)	3-1-1994	1.11	2.50	6.61	7.28	3.73	7.25	1.07	1.02
Class B (SGPBX)*	3-1-1997	1.54	2.60	6.68	6.54	2.95	6.68	1.82	1.77
Class C (WFDMX)	12-1-1998	5.52	2.96	6.45	6.52	2.96	6.45	1.82	1.77
Class R4 (WTHRX)[4]	11-30-2012	–	–	–	7.86	4.27	7.76	0.74	0.51
Administrator Class (WFLIX)	11-8-1999	–	–	–	7.46	3.95	7.51	0.91	0.86
Institutional Class (WFOOX)[9]	6-30-2004	–	–	–	7.82	4.26	7.76	0.64	0.51
Investor Class (WFETX)[9]	1-31-2007	–	–	–	7.41	3.88	7.47	1.13	0.92
Dow Jones Target 2030 Index[10]	–	–	–	–	8.23	4.56	10.17	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	8.85	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	5.01	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

12	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2035 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[3]
Class A (WFQBX)[7]	11-30-2012	2.27	2.87	1.11	8.51	4.10	2.17	1.09	0.88
Class R4 (WTTRX)[7]	11-30-2012	–	–	–	8.83	4.41	2.46	0.76	0.52
Administrator Class (WFQWX)	6-29-2007	–	–	–	8.48	4.03	2.12	0.93	0.87
Institutional Class (WFQRX)	6-29-2007	–	–	–	8.86	4.41	2.47	0.66	0.52
Investor Class (WFQTX)	6-29-2007	–	–	–	8.38	3.99	2.08	1.15	0.93
Dow Jones Target 2035 Index[10]	–	–	–	–	9.20	4.58	2.72	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	2.67	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	6.26	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	13

Target 2040 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STFRX)	3-1-1994	2.72	2.66	7.29	8.99	3.88	7.93	1.08	1.03
Class B (SLPBX)*	3-1-1997	3.15	2.73	7.36	8.15	3.08	7.36	1.83	1.78
Class C (WFOFX)	7-1-1998	7.18	3.10	7.12	8.18	3.10	7.12	1.83	1.78
Class R4 (WTFRX)[4]	11-30-2012	–	–	–	9.47	4.41	8.46	0.75	0.52
Administrator Class (WFLWX)	11-8-1999	–	–	–	9.14	4.08	8.21	0.92	0.87
Institutional Class (WFOSX)[9]	6-30-2004	–	–	–	9.50	4.41	8.46	0.65	0.52
Investor Class (WFFTX)[9]	1-31-2007	–	–	–	9.10	4.03	8.16	1.14	0.93
Dow Jones Target 2040 Index[10]	–	–	–	–	9.90	4.64	10.55	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	8.85	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	5.01	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

14	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2045 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[3]
Class A (WFQVX)[7]	11-30-2012	3.22	3.07	1.15	9.49	4.29	2.21	1.10	0.88
Class R4 (WFFRX)[7]	11-30-2012	–	–	–	9.93	4.62	2.52	0.77	0.52
Administrator Class (WFQYX)	6-29-2007	–	–	–	9.49	4.30	2.23	0.94	0.87
Institutional Class (WFQPX)	6-29-2007	–	–	–	9.85	4.60	2.51	0.67	0.52
Investor Class (WFQSX)	6-29-2007	–	–	–	9.39	4.23	2.15	1.16	0.93
Dow Jones Target 2045 Index[10]	–	–	–	–	10.27	4.74	2.71	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	2.67	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	6.26	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	15

Target 2050 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[3]
Class A (WFQAX)[8]	11-30-2012	3.29	3.07	1.14	9.58	4.31	2.20	1.09	0.88
Class C (WFQCX)[8]	11-30-2012	7.79	3.53	1.44	8.79	3.53	1.44	1.84	1.63
Class R4 (WQFRX)[8]	11-30-2012	–	–	–	10.02	4.63	2.50	0.76	0.52
Administrator Class (WFQDX)	6-29-2007	–	–	–	9.59	4.28	2.18	0.93	0.87
Institutional Class (WFQFX)	6-29-2007	–	–	–	9.94	4.62	2.49	0.66	0.52
Investor Class (WFQGX)	6-29-2007	–	–	–	9.49	4.22	2.12	1.15	0.93
Dow Jones Target 2050 Index[10]	–	–	–	–	10.31	4.75	2.72	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	2.67	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	6.26	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

16	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2055 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge		Excluding sales charge		Expense ratios[2] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[3]
Class A (WFQZX)[7]	11-30-2012	3.23	2.24	9.47	5.94	4.24	0.88
Class R4 (WFVRX)[7]	11-30-2012	–	–	9.89	6.33	3.91	0.52
Administrator Class (WFLHX)	6-30-2011	–	–	9.52	5.99	4.08	0.87
Institutional Class (WFQUX)	6-30-2011	–	–	9.90	6.34	3.81	0.52
Investor Class (WFQHX)	6-30-2011	–	–	9.52	5.93	4.30	0.93
Dow Jones Target 2055 Index[10]	–	–	–	10.31	6.41	–	–
Russell 3000® Index[11]	–	–	–	13.65	10.56	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	3.12	5.42	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	17

MANAGER’S DISCUSSION

Fund highlights

Equity markets generated strong returns in the 12-month period that ended February 28, 2013. A number of U.S. equity style asset classes posted double-digit gains. Mid- and small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks. In terms of industry sectors, financials and health care were among the top performers, while information technology and energy lagged. International equities trailed domestic, with emerging markets posting a small loss. Both Asia Pacific and Europe/Canada posted single-digit gains. Within fixed-income markets, domestic bonds rose modestly; corporate bonds outperformed government and mortgage-backed bonds. International bonds were lower in dollar terms primarily due to the falling yen.

Diminished macro risks and improved earnings propelled the markets higher.

Investor confidence grew during the period as political and economic concerns faded. Despite widespread voter frustration, Washington politicians managed to avoid the most disastrous outcomes, as did European politicians. The period’s only significant market correction occurred in April and May 2012 when a European debt crisis created fears that Greece would be forced to leave the European Union (E.U.). Fortunately, E.U. leaders announced aggressive actions in late June 2012 that alleviated concerns and sparked a global market rally. Equity markets continued their upward trajectory the remainder of the period with only a few minor interruptions. Respectable earnings reports, relative tax clarity, and continued global monetary easing, including quantitative easing by the Federal Reserve, kept the markets moving higher.

We adjusted strategic allocations in response to evolving financial markets.

The Wells Fargo Advantage Dow Jones Target Date FundsSM use an asset allocation strategy that seeks to replicate the returns of the appropriate Dow Jones Target Date Indexes before expenses. The strategic allocations are designed to provide high levels of diversification across a number of equity and fixed-income investments. The underlying equity portfolio contains a broad mix of large-cap, mid-cap, small-cap, growth, value, and international stocks, including emerging markets. The underlying bond portfolio invests in several types of fixed-income securities, including U.S. and non-U.S. government bonds, corporate bonds, and mortgage-backed securities.

We adjust each portfolio’s strategic allocations to stocks, bonds, and cash equivalents monthly in response to changing market conditions and the portfolio’s movement down the glide path. Our objective is to manage the relative equity risk of each dated portfolio as dictated by its target date strategy—a fund’s targeted equity risk is not the same as the fund’s equity allocation percentage because bonds and cash equivalents also carry risk. The Target Date Funds are designed to provide a risk level that becomes more conservative as the target date approaches in order to increase the probability of capital preservation as retirement nears. This risk level is managed by adjusting allocations among stocks, bonds, and cash equivalents. The Target 2055 Fund and Target 2050 Fund, which have not yet begun to move down the glide path, increased their equity exposure and reduced their bond exposure during the period due to market conditions that increased the portfolio’s ability to diversify its equity risk.

The Target 2045 Fund, Target 2040 Fund, Target 2035 Fund, Target 2030 Fund, Target 2025 Fund, and Target 2020 Fund reduced their equity holdings during the 12-month period as they moved down the glide path. The equity allocations of the Target 2045 Fund, Target 2040 Fund, and Target 2020 Fund decreased by less than 1%. The Target 2035 Fund, Target 2030 Fund, and Target 2025 Fund, which are on the steeper section of the glide path, decreased their equity exposure by less than 2%. The Target 2015 Fund and Target 2010 Fund increased their equity exposure slightly while at the same time lowering their overall relative equity risk as they moved down the glide path. The increased diversification benefits associated with bonds more than offset the decrease in targeted risk levels for these Funds. The Target Today Fund’s targeted equity exposure remained at 15% during the period. Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

The breadth and depth of diversification and disciplined asset allocation help manage, but do not eliminate risk.

We believe the Wells Fargo Advantage Dow Jones Target Date Funds are diversified mutual funds not only at the individual security level, but across asset classes. We believe the Funds provide the opportunity for capital appreciation for investors with longer time horizons and reasonable capital gains for investors who are approaching or are in retirement. However, although the Funds are designed to provide varying degrees of downside risk management relative to their index dates, they cannot prevent losses or eliminate risk.

It is our belief that equity and bond asset classes will likely experience meaningful volatility in the future. Our disciplined approach to portfolio construction seeks to help our investors benefit from bull markets while providing risk management in bear markets. We believe our Funds are well positioned to give investors an opportunity to build and maintain their retirement nest eggs in the coming years.

18	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Portfolio allocation14 as of February 28, 2013

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	19

Target 2050 Fund	Target 2055 Fund

1.	The Funds are gateway funds that invest in various master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying master portfolios in which the Funds invest.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through June 30, 2013 (June 30, 2014 for Class R4 and Class A and Class C of certain Funds) to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. Without this cap, the Fund’s returns would have been lower.

4.	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares and includes the expenses applicable to the Institutional Class shares which are equivalent to the expenses of Class R4 shares.

5.	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns would be higher.

6.	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class A shares. Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns would be higher.

7.	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class A shares. Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares and includes the expenses applicable to the Institutional Class shares which are equivalent to the expense of Class R4 shares.

8.	Historical performance shown for the Class A and Class C shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class A and Class C shares. Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares and includes the expenses applicable to the Institutional Class shares which are equivalent to the expense of Class R4 shares.

9.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Investor Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of the Administrator Class no such adjustment is reflected).

10.	The Dow Jones Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The index returns reflect hypothetical back-tested performance. You cannot invest directly in an index.

11.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

12.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

13.	The chart compares the performance of the Investor Class shares for the last 10 years or since inception with the respective Dow Jones Target Date Index, the Russell 3000 Index, and the Barclays U.S. Aggregate Bond Index. The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

14.	Each chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests and is calculated based on the total investments of the master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of Investments or Summary Portfolio of Investments of each master portfolio which is also included in this report.

20	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2012 to February 28, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,003.07	$4.77	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81	0.96%
Class B
Actual	$1,000.00	$999.63	$8.48	1.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.31	$8.55	1.71%
Class C
Actual	$1,000.00	$1,000.12	$8.48	1.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.31	$8.55	1.71%
Class R4
Actual	$1,000.00	$1,006.92	$2.24	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%
Administrator Class
Actual	$1,000.00	$1,004.71	$3.98	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Institutional Class
Actual	$1,000.00	$1,006.31	$2.24	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%
Investor Class
Actual	$1,000.00	$1,004.13	$4.27	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%

Please see footnote on page 25.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	21

Target 2010 Fund	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,012.37	$4.94	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96	0.99%
Class B
Actual	$1,000.00	$1,009.00	$8.67	1.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.17	$8.70	1.74%
Class C
Actual	$1,000.00	$1,008.14	$8.66	1.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.17	$8.70	1.74%
Class R4
Actual	$1,000.00	$1,014.78	$2.35	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.36	0.47%
Administrator Class
Actual	$1,000.00	$1,013.14	$4.14	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16	0.83%
Institutional Class
Actual	$1,000.00	$1,015.03	$2.40	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%
Investor Class
Actual	$1,000.00	$1,012.86	$4.44	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46	0.89%
Target 2015 Fund
Class A
Actual	$1,000.00	$1,027.78	$4.22	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
Class R4
Actual	$1,000.00	$1,029.94	$2.42	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%
Administrator Class
Actual	$1,000.00	$1,026.06	$4.22	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
Institutional Class
Actual	$1,000.00	$1,029.22	$2.47	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46	0.49%
Investor Class
Actual	$1,000.00	$1,026.65	$4.52	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%

Please see footnote on page 25.

22	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,041.11	$5.11	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.79	$5.06	1.01%
Class B
Actual	$1,000.00	$1,037.45	$8.89	1.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.07	$8.80	1.76%
Class C
Actual	$1,000.00	$1,037.72	$8.89	1.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.07	$8.80	1.76%
Class R4
Actual	$1,000.00	$1,043.78	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Administrator Class
Actual	$1,000.00	$1,042.20	$4.30	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Institutional Class
Actual	$1,000.00	$1,043.96	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Investor Class
Actual	$1,000.00	$1,041.88	$4.61	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56	0.91%
Target 2025 Fund
Class A
Actual	$1,000.00	$1,058.77	$4.39	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%
Class R4
Actual	$1,000.00	$1,061.87	$2.56	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Administrator Class
Actual	$1,000.00	$1,057.99	$4.34	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Institutional Class
Actual	$1,000.00	$1,061.08	$2.56	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Investor Class
Actual	$1,000.00	$1,058.76	$4.65	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56	0.91%

Please see footnote on page 25.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	23

Target 2030 Fund	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,073.77	$5.24	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.74	$5.11	1.02%
Class B
Actual	$1,000.00	$1,070.10	$9.08	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.02	$8.85	1.77%
Class C
Actual	$1,000.00	$1,070.30	$9.09	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.02	$8.85	1.77%
Class R4
Actual	$1,000.00	$1,076.92	$2.63	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$2.56	0.51%
Administrator Class
Actual	$1,000.00	$1,074.55	$4.42	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%
Institutional Class
Actual	$1,000.00	$1,076.48	$2.63	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$2.56	0.51%
Investor Class
Actual	$1,000.00	$1,074.36	$4.73	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61	0.92%
Target 2035 Fund
Class A
Actual	$1,000.00	$1,089.43	$4.56	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R4
Actual	$1,000.00	$1,090.66	$2.70	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Administrator Class
Actual	$1,000.00	$1,088.80	$4.51	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Institutional Class
Actual	$1,000.00	$1,090.96	$2.70	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Investor Class
Actual	$1,000.00	$1,088.10	$4.81	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

Please see footnote on page 25.

24	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,097.93	$5.36	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.16	1.03%
Class B
Actual	$1,000.00	$1,093.47	$9.24	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$8.90	1.78%
Class C
Actual	$1,000.00	$1,093.88	$9.24	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$8.90	1.78%
Class R4
Actual	$1,000.00	$1,099.98	$2.71	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Administrator Class
Actual	$1,000.00	$1,098.46	$4.53	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Institutional Class
Actual	$1,000.00	$1,100.25	$2.71	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Investor Class
Actual	$1,000.00	$1,098.26	$4.84	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Target 2045 Fund
Class A
Actual	$1,000.00	$1,103.48	$4.59	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R4
Actual	$1,000.00	$1,105.88	$2.72	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Administrator Class
Actual	$1,000.00	$1,103.72	$4.54	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Institutional Class
Actual	$1,000.00	$1,105.10	$2.71	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Investor Class
Actual	$1,000.00	$1,103.00	$4.85	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

Please see footnote on page 25.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	25

Target 2050 Fund	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,104.14	$4.59	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class C
Actual	$1,000.00	$1,100.27	$8.49	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.15	1.63%
Class R4
Actual	$1,000.00	$1,106.53	$2.72	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Administrator Class
Actual	$1,000.00	$1,103.98	$4.54	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Institutional Class
Actual	$1,000.00	$1,105.71	$2.71	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Investor Class
Actual	$1,000.00	$1,103.25	$4.85	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Target 2055 Fund
Class A
Actual	$1,000.00	$1,103.86	$4.59	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R4
Actual	$1,000.00	$1,106.07	$2.72	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Administrator Class
Actual	$1,000.00	$1,104.32	$4.54	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Institutional Class
Actual	$1,000.00	$1,106.12	$2.72	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Investor Class
Actual	$1,000.00	$1,103.69	$4.85	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

26	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2013

TARGET TODAY FUND

Security name	Value

Investment Companies: 100.11%

Affiliated Master Portfolios: 100.11%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$757,458,800
Wells Fargo Advantage Diversified Stock Portfolio	143,158,690
Wells Fargo Advantage Short-Term Investment Portfolio	47,383,245

Total Investment Companies (Cost $896,324,858)	948,000,735

Total investments in securities
(Cost $896,324,858) *	100.11%	948,000,735
Other assets and liabilities, net	(0.11)	(1,039,854)

Total net assets	100.00%	$946,960,881

TARGET 2010 FUND

Security name	Value

Investment Companies: 100.35%

Affiliated Master Portfolios: 100.35%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$615,878,951
Wells Fargo Advantage Diversified Stock Portfolio	190,401,631
Wells Fargo Advantage Short-Term Investment Portfolio	33,561,915

Total Investment Companies (Cost $769,177,502)	839,842,497

Total investments in securities
(Cost $769,177,502) *	100.35%	839,842,497
Other assets and liabilities, net	(0.35)	(2,895,847)

Total net assets	100.00%	$836,946,650

TARGET 2015 FUND

Security name	Value

Investment Companies: 100.14%

Affiliated Master Portfolios: 100.14%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$643,264,605
Wells Fargo Advantage Diversified Stock Portfolio	328,986,727
Wells Fargo Advantage Short-Term Investment Portfolio	40,437,680

Total Investment Companies (Cost $946,521,952)	1,012,689,012

Total investments in securities
(Cost $946,521,952) *	100.14%	1,012,689,012
Other assets and liabilities, net	(0.14)	(1,399,259)

Total net assets	100.00%	$1,011,289,753

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	27

TARGET 2020 FUND

Security name	Value

Investment Companies: 100.35%

Affiliated Master Portfolios: 100.35%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,338,721,083
Wells Fargo Advantage Diversified Stock Portfolio	1,137,446,215
Wells Fargo Advantage Short-Term Investment Portfolio	102,889,185

Total Investment Companies (Cost $2,338,772,278)	2,579,056,483

Total investments in securities
(Cost $2,338,772,278) *	100.35%	2,579,056,483
Other assets and liabilities, net	(0.35)	(9,068,053)

Total net assets	100.00%	$2,569,988,430

TARGET 2025 FUND

Security name	Value

Investment Companies: 100.02%

Affiliated Master Portfolios: 100.02%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$882,329,544
Wells Fargo Advantage Diversified Stock Portfolio	1,259,564,884
Wells Fargo Advantage Short-Term Investment Portfolio	88,908,388

Total Investment Companies (Cost $2,003,833,202)	2,230,802,816

Total investments in securities
(Cost $2,003,833,202) *	100.02%	2,230,802,816
Other assets and liabilities, net	(0.02)	(425,420)

Total net assets	100.00%	$2,230,377,396

TARGET 2030 FUND

Security name	Value

Investment Companies: 100.52%

Affiliated Master Portfolios: 100.52%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$637,225,239
Wells Fargo Advantage Diversified Stock Portfolio	1,576,736,247
Wells Fargo Advantage Short-Term Investment Portfolio	91,808,967

Total Investment Companies (Cost $2,038,585,122)	2,305,770,453

Total investments in securities
(Cost $2,038,585,122) *	100.52%	2,305,770,453
Other assets and liabilities, net	(0.52)	(11,968,262)

Total net assets	100.00%	$2,293,802,191

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2013

TARGET 2035 FUND

Security name	Value

Investment Companies: 100.01%

Affiliated Master Portfolios: 100.01%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$197,321,889
Wells Fargo Advantage Diversified Stock Portfolio	891,005,382
Wells Fargo Advantage Short-Term Investment Portfolio	45,092,624

Total Investment Companies (Cost $1,003,239,426)	1,133,419,895

Total investments in securities
(Cost $1,003,239,426) *	100.01%	1,133,419,895
Other assets and liabilities, net	(0.01)	(167,976)

Total net assets	100.00%	$1,133,251,919

TARGET 2040 FUND

Security name	Value

Investment Companies: 100.10%

Affiliated Master Portfolios: 100.10%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$156,420,183
Wells Fargo Advantage Diversified Stock Portfolio	1,346,944,764
Wells Fargo Advantage Short-Term Investment Portfolio	62,250,455

Total Investment Companies (Cost $1,356,141,965)	1,565,615,402

Total investments in securities
(Cost $1,356,141,965) *	100.10%	1,565,615,402
Other assets and liabilities, net	(0.10)	(1,501,497)

Total net assets	100.00%	$1,564,113,905

TARGET 2045 FUND

Security name	Value

Investment Companies: 99.89%

Affiliated Master Portfolios: 99.89%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$36,546,129
Wells Fargo Advantage Diversified Stock Portfolio	528,881,968
Wells Fargo Advantage Short-Term Investment Portfolio	23,405,546

Total Investment Companies (Cost $518,011,907)	588,833,643

Total investments in securities
(Cost $518,011,907) *	99.89%	588,833,643
Other assets and liabilities, net	0.11	628,476

Total net assets	100.00%	$589,462,119

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	29

TARGET 2050 FUND

Security name	Value

Investment Companies: 99.99%

Affiliated Master Portfolios: 99.99%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$54,747,447
Wells Fargo Advantage Diversified Stock Portfolio	848,804,771
Wells Fargo Advantage Short-Term Investment Portfolio	37,400,777

Total Investment Companies (Cost $805,321,175)	940,952,995

Total investments in securities
(Cost $805,321,175) *	99.99%	940,952,995
Other assets and liabilities, net	0.01	101,649

Total net assets	100.00%	$941,054,644

TARGET 2055 FUND

Security name	Value

Investment Companies: 99.63%

Affiliated Master Portfolios: 99.63%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$2,456,978
Wells Fargo Advantage Diversified Stock Portfolio	38,093,008
Wells Fargo Advantage Short-Term Investment Portfolio	1,678,487

Total Investment Companies (Cost $38,882,186)	42,228,473

Total investments in securities
(Cost $38,882,186) *	99.63%	42,228,473
Other assets and liabilities, net	0.37	156,787

Total net assets	100.00%	$42,385,260

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—February 28, 2013

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investments in affiliated investment companies, at value (see cost below)	$948,000,735	$839,842,497	$1,012,689,012	$2,579,056,483
Receivable for Fund shares sold	3,601,681	5,077,139	1,128,408	20,044,268
Receivable from adviser	0	0	0	0
Prepaid expenses and other assets	47,844	41,864	50,082	58,690

Total assets	951,650,260	844,961,500	1,013,867,502	2,599,159,441

Liabilities
Payable for Fund shares redeemed	4,437,708	7,729,720	2,261,582	28,377,502
Advisory fee payable	34,498	59,776	62,179	224,038
Distribution fees payable	2,911	2,105	N/A	2,961
Due to other related parties	120,359	104,614	139,789	308,524
Shareholder report expenses payable	21,839	20,992	18,284	31,750
Shareholder servicing fees payable	52,447	66,377	75,826	181,091
Accrued expenses and other liabilities	19,617	31,266	20,089	45,145

Total liabilities	4,689,379	8,014,850	2,577,749	29,171,011

Total net assets	$946,960,881	$836,946,650	$1,011,289,753	$2,569,988,430

NET ASSETS CONSIST OF
Paid-in capital	$893,209,226	$769,951,523	$940,673,243	$2,333,482,034
Undistributed net investment income	1,567,170	1,120,511	2,508,833	1,868,692
Accumulated net realized gains (losses) on investments	508,608	(4,790,379)	1,940,617	(5,646,501)
Net unrealized gains on investments	51,675,877	70,664,995	66,167,060	240,284,205

Total net assets	$946,960,881	$836,946,650	$1,011,289,753	$2,569,988,430

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$19,815,095	$36,461,862	$10,156	$74,719,959
Shares outstanding – Class A	1,827,538	2,741,461	1,003	5,141,751
Net asset value per share – Class A	$10.84	$13.30	$10.13	$14.53
Maximum offering price per share – Class A2	$11.50	$14.11	$10.75	$15.42
Net assets – Class B	$107,712	$341,473	N/A	$599,163
Shares outstanding – Class B	9,564	25,427	N/A	41,404
Net asset value per share – Class B	$11.26	$13.43	N/A	$14.47
Net assets – Class C	$4,945,373	$3,269,388	N/A	$4,514,387
Shares outstanding – Class C	445,940	242,459	N/A	311,543
Net asset value per share – Class C	$11.09	$13.48	N/A	$14.49
Net assets – Class R4	$3,072,654	$5,555,207	$2,613,906	$23,049,976
Share outstanding – Class R4	277,320	413,667	257,874	1,560,645
Net asset value per share – Class R4	$11.08	$13.43	$10.14	$14.77
Net assets – Administrator Class	$139,770,573	$241,044,577	$194,124,951	$688,260,829
Shares outstanding – Administrator Class	12,646,506	17,955,999	18,948,613	46,722,803
Net asset value per share – Administrator Class	$11.05	$13.42	$10.24	$14.73
Net assets – Institutional Class	$671,576,308	$486,113,053	$613,944,799	$1,605,031,566
Shares outstanding – Institutional Class	60,651,334	36,201,649	60,633,618	108,685,943
Net asset value per share – Institutional Class	$11.07	$13.43	$10.13	$14.77
Net assets – Investor Class	$107,673,166	$64,161,090	$200,595,941	$173,812,550
Shares outstanding – Investor Class	9,756,469	4,789,065	19,557,596	11,806,793
Net asset value per share – Investor Class	$11.04	$13.40	$10.26	$14.72

Investments in affiliated investment companies, at cost	$896,324,858	$769,177,502	$946,521,952	$2,338,772,278

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	31

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$2,230,802,816	$2,305,770,453	$1,133,419,895	$1,565,615,402	$588,833,643	$940,952,995	$42,228,473
1,527,542	20,199,272	1,225,832	13,881,439	1,107,920	6,957,832	301,815
0	0	0	0	0	0	7,578
57,741	61,176	55,996	71,202	54,461	61,459	42,796

2,232,388,099	2,326,030,901	1,134,701,723	1,579,568,043	589,996,024	947,972,286	42,580,662

1,394,978	31,543,179	1,078,543	14,973,976	329,878	6,670,738	164,770
153,468	202,282	79,042	143,252	31,856	76,197	0
N/A	2,276	N/A	2,730	N/A	10	N/A
293,606	273,884	170,210	190,403	91,085	101,953	4,250
23,327	18,777	13,988	17,916	16,786	17,678	13,708
123,957	151,922	92,110	106,172	50,137	34,169	1,111
21,367	36,390	15,911	19,689	14,163	16,897	11,563

2,010,703	32,228,710	1,449,804	15,454,138	533,905	6,917,642	195,402

$2,230,377,396	$2,293,802,191	$1,133,251,919	$1,564,113,905	$589,462,119	$941,054,644	$42,385,260

$1,993,831,316	$2,025,085,837	$998,298,427	$1,352,273,868	$515,996,828	$801,674,430	$38,898,745
1,647,730	1,918,206	646,114	295,314	342,407	232,622	50,530
7,928,736	(387,183)	4,126,909	2,071,286	2,301,148	3,515,772	89,698
226,969,614	267,185,331	130,180,469	209,473,437	70,821,736	135,631,820	3,346,287

$2,230,377,396	$2,293,802,191	$1,133,251,919	$1,564,113,905	$589,462,119	$941,054,644	$42,385,260

$158,793	$60,857,415	$40,878	$104,835,772	$12,946	$11,144	$13,530
15,954	3,974,945	4,093	6,196,126	1,273	1,146	1,241
$9.95	$15.31	$9.99	$16.92	$10.17	$9.72	$10.90
$10.56	$16.24	$10.60	$17.95	$10.79	$10.31	$11.57
N/A	$463,290	N/A	$746,543	N/A	N/A	N/A
N/A	30,729	N/A	46,148	N/A	N/A	N/A
N/A	$15.08	N/A	$16.18	N/A	N/A	N/A
N/A	$3,464,933	N/A	$4,040,184	N/A	$17,375	N/A
N/A	231,035	N/A	252,100	N/A	1,790	N/A
N/A	$15.00	N/A	$16.03	N/A	$9.71	N/A
$4,209,792	$19,567,800	$1,939,764	$13,651,119	$1,246,399	$6,538,134	$33,206
422,183	1,262,499	194,202	791,804	122,427	671,911	3,044
$9.97	$15.50	$9.99	$17.24	$10.18	$9.73	$10.91
$271,593,226	$572,734,781	$172,859,789	$360,567,395	$85,589,804	$141,212,042	$4,739,253
27,203,753	36,964,592	17,259,934	20,948,246	8,366,654	14,555,726	434,920
$9.98	$15.49	$10.02	$17.21	$10.23	$9.70	$10.90
$1,577,058,317	$1,478,162,650	$648,345,217	$993,527,698	$324,475,980	$754,087,998	$36,344,926
158,339,835	95,413,765	64,919,394	57,624,875	31,899,504	77,572,815	3,334,615
$9.96	$15.49	$9.99	$17.24	$10.17	$9.72	$10.90
$377,357,268	$158,551,322	$310,066,271	$86,745,194	$178,136,990	$39,187,951	$1,254,345
37,844,695	10,256,918	30,864,310	5,047,600	17,360,250	4,027,568	116,035
$9.97	$15.46	$10.05	$17.19	$10.26	$9.73	$10.81

$2,003,833,202	$2,038,585,122	$1,003,239,426	$1,356,141,965	$518,011,907	$805,321,175	$38,882,186

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—year ended February 28, 2013

	Target Today Fund	Target 2010 Fund		Target 2015 Fund		Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$19,390,748	$16,082,028		$14,136,785		$30,960,201
Dividends allocated from affiliated Master Portfolios**	3,315,719	4,168,113		6,447,555		24,010,922
Securities lending income allocated from affiliated Master Portfolios	127,152	157,500		240,665		889,609
Expenses allocated from affiliated Master Portfolios	(2,622,715)	(2,365,771)		(2,498,009)		(6,898,392)
Waivers allocated from affiliated Master Portfolios	176,212	177,681		218,348		692,767

Total investment income	20,387,116	18,219,551		18,545,344		49,655,107

Expenses
Advisory fee	2,339,361	2,072,058		2,134,792		5,309,992
Administration fees
Fund level	486,818	428,708		442,358		1,192,855
Class A	53,963	98,412		7	[1]	190,915
Class B	404	1,354		N/A		1,860
Class C	13,019	8,480		N/A		11,108
Class R4	13 [1]	38	[1]	102	[1]	243	[1]
Administrator Class	135,941	219,559		128,004		554,216
Institutional Class	561,518	427,188		455,640		1,277,665
Investor Class	353,354	200,040		601,300		500,663
Shareholder servicing fees
Class A	51,888	94,627		7	[1]	182,745
Class B	388	1,302		N/A		1,789
Class C	12,519	8,154		N/A		10,680
Class R4	17 [1]	48	[1]	128	[1]	304	[1]
Administrator Class	339,854	548,896		320,010		1,385,540
Investor Class	274,656	155,480		467,583		389,231
Distribution fees
Class B	1,164	3,906		N/A		5,366
Class C	37,555	24,462		N/A		32,041
Custody and accounting fees	36,526	32,401		33,516		91,063
Professional fees	16,837	18,984		21,904		19,173
Registration fees	121,571	69,221		88,250		126,549
Shareholder report expenses	40,935	24,438		28,313		76,781
Trustees’ fees and expenses	12,468	11,990		11,990		11,990
Other fees and expenses	18,155	35,087		22,475		42,908

Total expenses	4,908,924	4,484,833		4,756,379		11,415,677
Less: Fee waivers and/or expense reimbursements	(1,877,197)	(1,292,972)		(1,485,928)		(2,676,023)

Net expenses	3,031,727	3,191,861		3,270,451		8,739,654

Net investment income	17,355,389	15,027,690		15,274,893		40,915,453

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from securities transaction allocated from affiliated Master Portfolios	8,827,686	11,795,677		11,526,028		43,549,318
Net change in unrealized gains (losses) from securities transactions allocated from affiliated Master Portfolios	(1,397,551)	780,597		12,090,585		46,056,595

Net realized and unrealized gains on investments	7,430,135	12,576,274		23,616,613		89,605,913

Net increase in net assets resulting from operations	$24,785,524	$27,603,964		$38,891,506		$130,521,366

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$204,853	$169,930		$148,678		$ 325,064
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$147,641	$185,048		$278,626		$1,056,924

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	33

Target 2025 Fund		Target 2030 Fund		Target 2035 Fund		Target 2040 Fund		Target 2045 Fund		Target 2050 Fund		Target 2055 Fund

$19,513,129		$14,136,971		$4,006,929		$3,501,009		$764,454		$1,362,885		$35,530
25,488,844		32,067,421		16,409,238		26,705,070		9,150,797		16,882,721		438,964
941,071		1,180,542		603,549		981,075		336,423		620,460		16,134
(5,872,577)		(6,236,500)		(2,855,386)		(4,293,035)		(1,438,108)		(2,622,748)		(70,479)
666,223		780,533		385,687		607,037		208,693		379,586		10,394

40,736,690		41,928,967		18,550,017		27,501,156		9,022,259		16,622,904		430,543

4,460,452		4,619,432		2,220,070		3,178,711		1,136,446		2,013,184		55,512

990,584		1,028,436		461,561		685,407		227,734		415,910		11,102
77	[1]	151,558		11	[1]	260,537		7	[1]	7	[1]	8	[1]
N/A		1,530		N/A		2,566		N/A		N/A		N/A
N/A		8,484		N/A		9,496		N/A		9	[1]	N/A
237	[1]	194	[1]	113	[1]	75	[1]	45	[1]	48	[1]	3	[1]
172,036		455,731		111,504		287,639		55,232		107,867		2,898
1,178,005		1,120,704		431,705		724,454		204,367		552,784		14,938
1,081,283		443,314		874,034		233,639		465,074		105,787		2,014

74	[1]	144,579		11	[1]	250,517		7	[1]	6	[1]	7	[1]
N/A		1,471		N/A		2,467		N/A		N/A		N/A
N/A		8,158		N/A		9,131		N/A		9	[1]	N/A
297	[1]	243	[1]	141	[1]	94	[1]	56	[1]	60	[1]	4	[1]
430,090		1,139,328		278,759		719,098		138,079		269,668		7,245
840,749		344,687		679,602		181,671		361,793		82,266		1,569

N/A		4,413		N/A		7,402		N/A		N/A		N/A
N/A		24,473		N/A		27,391		N/A		26	[1]	N/A
75,684		78,757		34,902		52,252		18,178		33,267		2,052
17,951		16,629		17,849		16,724		21,636		17,151		24,145
78,814		131,258		98,342		116,639		94,981		82,603		52,004
54,535		59,090		33,770		51,556		24,485		25,167		18,049
12,399		12,436		10,578		12,472		13,454		10,578		12,967
37,788		51,530		14,221		48,971		11,455		30,301		5,471

9,431,055		9,846,435		5,267,173		6,878,909		2,773,029		3,746,698		209,988
(2,750,108)		(2,304,783)		(1,431,691)		(1,561,268)		(847,328)		(1,150,982)		(141,878)

6,680,947		7,541,652		3,835,482		5,317,641		1,925,701		2,595,716		68,110

34,055,743		34,387,315		14,714,535		22,183,515		7,096,558		14,027,188		362,433

43,556,539		51,084,975		23,276,867		40,115,954		11,755,969		25,488,439		188,303

56,540,689		76,264,836		48,075,170		70,684,763		31,365,707		46,190,819		2,488,135

100,097,228		127,349,811		71,352,037		110,800,717		43,121,676		71,679,258		2,676,438

$134,152,971		$161,737,126		$86,066,572		$132,984,232		$50,218,234		$85,706,446		$3,038,871

$ 204,105		$ 146,837		$ 41,039		$ 34,885		$ 7,502		$13,107		$415

$1,119,072		$1,415,149		$710,998		$1,174,706		$391,056		$741,478		$17,497

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$17,355,389		$18,103,832
Net realized gains on investments			8,827,686		8,341,557
Net change in unrealized gains (losses) on investments			(1,397,551)		24,384,374

Net increase in net assets resulting from operations			24,785,524		50,829,763

Distributions to shareholders from
Net investment income
Class A			(321,733)		(441,335)
Class B			(358)		(4,159)
Class C			(40,336)		(64,594)
Class R4			(61)[1]		N/A
Administrator Class			(2,355,581)		(2,169,932)
Institutional Class			(14,527,602)		(15,982,869)
Investor Class			(1,858,205)		(2,025,777)
Net realized gains
Class A			(154,377)		(104,048)
Class B			(877)		(1,566)
Class C			(37,183)		(20,300)
Class R4			(74)[1]		N/A
Administrator Class			(1,058,581)		(576,823)
Institutional Class			(5,283,215)		(3,244,184)
Investor Class			(835,997)		(491,552)

Total distributions to shareholders			(26,474,180)		(25,127,139)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	63,600		692,912	168,406	1,795,452
Class B	0		0	2,245	24,943
Class C	22,951		256,259	45,022	493,549
Class R4	277,717	[1]	3,076,488 [1]	N/A	N/A
Administrator Class	7,039,787		78,017,646	7,057,884	76,983,266
Institutional Class	18,480,809		205,991,533	24,106,220	262,973,342
Investor Class	2,923,608		32,433,831	3,935,267	42,864,180

			320,468,669		385,134,732

Reinvestment of distributions
Class A	42,508		466,257	49,084	521,304
Class B	108		1,220	478	5,247
Class C	6,682		74,902	6,518	70,790
Class R4	12	[1]	135 [1]	N/A	N/A
Administrator Class	304,924		3,406,458	252,838	2,732,704
Institutional Class	1,764,804		19,755,544	1,771,367	19,181,020
Investor Class	241,112		2,690,763	231,752	2,503,548

			26,395,279		25,014,613

Please see footnote on page 35.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	35

	Target Today Fund
	Year ended February 28, 2013		Year ended February 29, 2012

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(287,663)	$(3,131,966)	(374,359)	$(3,998,157)
Class B	(12,124)	(136,548)	(60,772)	(665,251)
Class C	(42,883)	(477,586)	(112,210)	(1,222,396)
Class R4	(409)[1]	(4,517)[1]	N/A	N/A
Administrator Class	(5,710,124)	(63,462,509)	(3,480,359)	(37,943,656)
Institutional Class	(22,790,061)	(253,436,313)	(16,593,030)	(181,239,502)
Investor Class	(3,160,103)	(35,038,740)	(2,497,613)	(27,176,832)

		(355,688,179)		(252,245,794)

Net increase (decrease) in net assets resulting from capital share transactions		(8,824,231)		157,903,551

Total increase (decrease) in net assets		(10,512,887)		183,606,175

Net assets
Beginning of period		957,473,768		773,867,593

End of period		$946,960,881		$957,473,768

Undistributed net investment income		$1,567,170		$2,882,794

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2010 Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$15,027,690		$16,483,214
Net realized gains on investments			11,795,677		15,053,302
Net change in unrealized gains (losses) on investments			780,597		12,894,935

Net increase in net assets resulting from operations			27,603,964		44,431,451

Distributions to shareholders from
Net investment income
Class A			(594,685)		(749,683)
Class B			(3,387)		(7,890)
Class C			(25,912)		(34,986)
Class R4			(61)[1]		N/A
Administrator Class			(3,973,083)		(3,902,589)
Institutional Class			(10,958,809)		(12,535,694)
Investor Class			(1,048,473)		(1,101,774)
Net realized gains
Class A			(368,590)		0
Class B			(4,217)		0
Class C			(32,260)		0
Class R4			(98)[1]		N/A
Administrator Class			(2,392,903)		0
Institutional Class			(5,171,202)		0
Investor Class			(642,256)		0

Total distributions to shareholders			(25,215,936)		(18,332,616)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	165,044		2,196,018	280,753	3,633,637
Class B	4,777		64,214	17,300	225,174
Class C	40,913		552,939	53,291	701,285
Class R4	414,199	[1]	5,561,301 [1]	N/A	N/A
Administrator Class	9,039,416		121,170,354	4,708,663	61,663,211
Institutional Class	12,353,408		165,606,950	18,322,991	239,627,102
Investor Class	1,240,924		16,626,716	1,306,415	17,057,568

			311,778,492		322,907,977

Reinvestment of distributions
Class A	70,513		933,818	55,380	711,007
Class B	557		7,448	541	6,994
Class C	4,244		57,073	2,538	33,021
Class R4	12	[1]	159 [1]	N/A	N/A
Administrator Class	476,524		6,365,986	301,246	3,902,521
Institutional Class	1,201,403		16,044,625	962,393	12,460,453
Investor Class	126,647		1,689,506	84,570	1,093,167

			25,098,615		18,207,163

Please see footnote on page 37.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	37

	Target 2010 Fund
	Year ended February 28, 2013		Year ended February 29, 2012

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(486,970)	$(6,467,966)	(657,988)	$(8,540,611)
Class B	(35,838)	(479,943)	(81,141)	(1,052,552)
Class C	(49,943)	(672,428)	(47,676)	(623,957)
Class R4	(544)[1]	(7,286)[1]	N/A	N/A
Administrator Class	(5,820,002)	(78,023,256)	(5,545,086)	(72,609,821)
Institutional Class	(19,434,373)	(260,323,913)	(12,306,521)	(161,054,673)
Investor Class	(1,202,580)	(16,078,133)	(910,036)	(11,906,175)

		(362,052,925)		(255,787,789)

Net increase (decrease) in net assets resulting from capital share transactions		(25,175,818)		85,327,351

Total increase (decrease) in net assets		(22,787,790)		111,426,186

Net assets
Beginning of period		859,734,440		748,308,254

End of period		$836,946,650		$859,734,440

Undistributed net investment income		$1,120,511		$2,343,198

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Year ended February 28, 2013		Year ended February 29, 2012

Operations
Net investment income		$15,274,893		$12,922,382
Net realized gains on investments		11,526,028		9,565,632
Net change in unrealized gains (losses) on investments		12,090,585		12,592,961

Net increase in net assets resulting from operations		38,891,506		35,080,975

Distributions to shareholders from
Net investment income
Class A		(43)[1]		N/A
Class R4		(379)[1]		N/A
Administrator Class		(1,933,645)		(1,259,319)
Institutional Class		(11,309,027)		(9,219,251)
Investor Class		(2,948,629)		(2,530,897)
Net realized gains
Class A		(95)[1]		N/A
Class R4		(95)[1]		N/A
Administrator Class		(1,823,104)		(873,622)
Institutional Class		(5,605,211)		(5,124,567)
Investor Class		(1,880,706)		(1,675,940)

Total distributions to shareholders		(25,500,934)		(20,683,596)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,272 [1]	12,839 [1]	N/A	N/A
Class R4	257,842 [1]	2,611,252 [1]	N/A	N/A
Administrator Class	14,585,073	148,374,875	4,158,920	41,140,441
Institutional Class	20,723,264	207,091,778	25,474,990	249,645,896
Investor Class	6,478,844	65,397,900	4,599,362	45,636,076

		423,488,644		336,422,413

Reinvestment of distributions
Class A	14 [1]	138 [1]	N/A	N/A
Class R4	47 [1]	474 [1]	N/A	N/A
Administrator Class	371,603	3,752,302	218,572	2,127,967
Institutional Class	1,675,917	16,686,363	1,475,197	14,201,227
Investor Class	478,155	4,824,212	430,496	4,198,009

		25,263,489		20,527,203

Payment for shares redeemed
Class A	(283)[1]	(2,861)[1]	N/A	N/A
Class R4	(15)[1]	(151)[1]	N/A	N/A
Administrator Class	(4,401,358)	(44,568,964)	(2,155,246)	(21,400,770)
Institutional Class	(15,499,959)	(154,774,156)	(12,673,556)	(124,251,499)
Investor Class	(3,796,125)	(38,492,766)	(2,991,375)	(29,703,618)

		(237,838,898)		(175,355,887)

Net increase in net assets resulting from capital share transactions		210,913,235		181,593,729

Total increase in net assets		224,303,807		195,991,108

Net assets
Beginning of period		786,985,946		590,994,838

End of period		$1,011,289,753		$786,985,946

Undistributed net investment income		$2,508,833		$3,110,203

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	39

	Target 2020 Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$40,915,453		$37,174,931
Net realized gains on investments			43,549,318		38,699,684
Net change in unrealized gains (losses) on investments			46,056,595		15,315,986

Net increase in net assets resulting from operations			130,521,366		91,190,601

Distributions to shareholders from
Net investment income
Class A			(1,071,901)		(1,191,172)
Class B			(3,728)		(7,738)
Class C			(29,553)		(37,169)
Class R4			(58)[1]		N/A
Administrator Class			(8,942,278)		(7,776,737)
Institutional Class			(31,070,105)		(29,700,520)
Investor Class			(2,419,639)		(2,184,199)
Net realized gains
Class A			(1,045,484)		(183,633)
Class B			(8,767)		(2,784)
Class C			(60,463)		(9,530)
Class R4			(142)[1]		N/A
Administrator Class			(9,447,970)		(1,157,006)
Institutional Class			(23,446,472)		(3,724,974)
Investor Class			(2,341,735)		(343,302)

Total distributions to shareholders			(79,888,295)		(46,318,764)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	329,845		4,709,904	631,870	8,829,853
Class B	1,944		27,644	2,115	29,728
Class C	62,306		888,704	102,609	1,403,302
Class R4	1,560,865	[1]	23,055,016 [1]	N/A	N/A
Administrator Class	24,070,147		348,885,232	10,928,563	153,132,354
Institutional Class	37,153,071		538,265,495	36,774,730	519,301,696
Investor Class	3,771,215		54,413,988	3,144,337	43,997,341

			970,245,983		726,694,274

Reinvestment of distributions
Class A	145,585		2,059,726	97,188	1,316,845
Class B	841		11,900	714	9,568
Class C	5,874		83,108	2,878	38,879
Class R4	14	[1]	200 [1]	N/A	N/A
Administrator Class	1,280,652		18,387,194	650,425	8,931,789
Institutional Class	3,764,300		54,077,367	2,412,837	33,191,509
Investor Class	331,490		4,753,422	183,756	2,520,636

			79,372,917		46,009,226

Please see footnote on page 40.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2020 Fund
	Year ended February 28, 2013		Year ended February 29, 2012

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(594,708)	$(8,454,509)	(1,037,096)	$(14,293,065)
Class B	(35,385)	(499,806)	(104,146)	(1,436,578)
Class C	(80,463)	(1,145,036)	(63,273)	(871,300)
Class R4	(234)[1]	(3,453)[1]	N/A	N/A
Administrator Class	(11,075,310)	(159,657,394)	(10,171,608)	(142,872,859)
Institutional Class	(38,650,979)	(560,787,795)	(20,894,664)	(292,952,998)
Investor Class	(2,309,366)	(33,335,679)	(1,748,805)	(24,522,722)

		(763,883,672)		(476,949,522)

Net increase in net assets resulting from capital share transactions		285,735,228		295,753,978

Total increase in net assets		336,368,299		340,625,815

Net assets
Beginning of period		2,233,620,131		1,892,994,316

End of period		$2,569,988,430		$2,233,620,131

Undistributed net investment income		$1,868,692		$4,466,528

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	41

	Target 2025 Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$34,055,743		$29,423,935
Net realized gains on investments			43,556,539		48,010,089
Net change in unrealized gains (losses) on investments			56,540,689		(12,306,697)

Net increase in net assets resulting from operations			134,152,971		65,127,327

Distributions to shareholders from
Net investment income
Class A			(519)[1]		N/A
Class R4			(3,908)[1]		N/A
Administrator Class			(2,637,386)		(1,438,716)
Institutional Class			(27,866,348)		(25,612,058)
Investor Class			(5,088,124)		(4,071,328)
Net realized gains
Class A			(205)[1]		N/A
Class R4			(205)[1]		N/A
Administrator Class			(5,219,644)		(2,443,165)
Institutional Class			(30,643,103)		(32,907,519)
Investor Class			(7,317,694)		(6,747,046)

Total distributions to shareholders			(78,777,136)		(73,219,832)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	15,879	[1]	154,372 [1]	N/A	N/A
Class R4	421,779	[1]	4,187,953 [1]	N/A	N/A
Administrator Class	19,516,001		190,832,143	6,405,861	61,633,506
Institutional Class	32,419,485		314,910,633	34,405,149	330,935,765
Investor Class	12,018,876		116,455,162	8,333,284	79,658,298

			626,540,263		472,227,569

Reinvestment of distributions
Class A	75	[1]	724 [1]	N/A	N/A
Class R4	425	[1]	4,113 [1]	N/A	N/A
Administrator Class	812,740		7,857,030	423,018	3,881,881
Institutional Class	6,019,953		57,915,522	6,351,544	58,229,396
Investor Class	1,286,918		12,401,360	1,177,391	10,792,589

			78,178,749		72,903,866

Payment for shares redeemed
Class R4	(21)[1]		(212)[1]	N/A	N/A
Administrator Class	(4,595,643)		(44,744,611)	(2,449,180)	(23,720,760)
Institutional Class	(27,493,757)		(266,378,900)	(25,183,744)	(240,890,064)
Investor Class	(6,366,217)		(61,820,115)	(4,786,211)	(45,849,039)

			(372,943,838)		(310,459,863)

Net increase in net assets resulting from capital share transactions			331,775,174		234,671,572

Total increase in net assets			387,151,009		226,579,067

Net assets
Beginning of period			1,843,226,387		1,616,647,320

End of period			$2,230,377,396		$1,843,226,387

Undistributed net investment income			$1,647,730		$2,819,893

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2030 Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$34,387,315		$27,115,516
Net realized gains on investments			51,084,975		34,051,829
Net change in unrealized gains (losses) on investments			76,264,836		(9,847,187)

Net increase in net assets resulting from operations			161,737,126		51,320,158

Distributions to shareholders from
Net investment income
Class A			(786,980)		(772,673)
Class B			(2,485)		(4,327)
Class C			(22,073)		(26,667)
Class R4			(2,946)[1]		N/A
Administrator Class			(6,888,111)		(5,246,485)
Institutional Class			(25,719,210)		(20,783,811)
Investor Class			(2,033,642)		(1,460,166)
Net realized gains
Class A			(1,066,529)		(750,613)
Class B			(8,894)		(11,291)
Class C			(61,502)		(31,621)
Class R4			(183)[1]		N/A
Administrator Class			(9,524,962)		(4,884,346)
Institutional Class			(26,266,204)		(16,233,953)
Investor Class			(2,705,180)		(1,489,261)

Total distributions to shareholders			(75,088,901)		(51,695,214)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	302,755		4,482,710	485,942	7,057,216
Class B	3,825		55,090	4,456	61,365
Class C	63,992		917,870	57,591	820,045
Class R4	1,262,807	[1]	19,556,680 [1]	N/A	N/A
Administrator Class	17,426,314		259,894,518	9,685,806	140,322,433
Institutional Class	35,797,688		534,158,018	33,363,352	486,113,377
Investor Class	3,515,921		51,926,782	2,858,201	41,223,052

			870,991,668		675,597,488

Reinvestment of distributions
Class A	122,797		1,788,342	106,044	1,454,839
Class B	785		11,303	1,090	14,627
Class C	5,652		80,855	3,326	44,636
Class R4	210	[1]	3,129 [1]	N/A	N/A
Administrator Class	1,113,138		16,412,238	729,253	10,130,072
Institutional Class	3,489,626		51,336,009	2,640,535	36,665,586
Investor Class	321,639		4,730,438	212,158	2,937,640

			74,362,314		51,247,400

Please see footnote on page 43.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	43

	Target 2030 Fund
	Year ended February 28, 2013		Year ended February 29, 2012

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(528,296)	$(7,728,905)	(715,433)	$(10,355,181)
Class B	(34,078)	(492,590)	(80,331)	(1,134,786)
Class C	(54,533)	(792,054)	(13,965)	(194,454)
Class R4	(518)[1]	(7,932)[1]	N/A	N/A
Administrator Class	(8,074,933)	(119,452,084)	(8,876,276)	(128,685,126)
Institutional Class	(33,485,582)	(500,183,383)	(16,386,961)	(235,278,754)
Investor Class	(1,926,285)	(28,563,235)	(1,363,828)	(19,737,382)

		(657,220,183)		(395,385,683)

Net increase in net assets resulting from capital share transactions		288,133,799		331,459,205

Total increase in net assets		374,782,024		331,084,149

Net assets
Beginning of period		1,919,020,167		1,587,936,018

End of period		$2,293,802,191		$1,919,020,167

Undistributed net investment income		$1,918,206		$2,105,094

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$14,714,535		$9,638,691
Net realized gains on investments			23,276,867		8,246,970
Net change in unrealized gains (losses) on investments			48,075,170		1,151,064

Net increase in net assets resulting from operations			86,066,572		19,036,725

Distributions to shareholders from
Net investment income
Class A			(51)[1]		N/A
Class R4			(1,834)[1]		N/A
Administrator Class			(1,596,356)		(750,692)
Institutional Class			(9,519,749)		(5,781,114)
Investor Class			(3,759,388)		(2,433,324)
Net realized gains
Class A			(167)[1]		N/A
Class R4			(166)[1]		N/A
Administrator Class			(2,600,261)		(1,031,832)
Institutional Class			(9,360,585)		(6,258,998)
Investor Class			(4,764,386)		(3,315,052)

Total distributions to shareholders			(31,602,943)		(19,571,012)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	4,070	[1]	40,227 [1]	N/A	N/A
Class R4	194,054	[1]	1,924,576 [1]	N/A	N/A
Administrator Class	11,297,943		107,783,915	4,970,249	46,433,738
Institutional Class	23,074,176		220,013,785	23,050,944	213,557,274
Investor Class	9,776,037		93,112,002	7,187,781	66,379,605

			422,874,505		326,370,617

Reinvestment of distributions
Class A	23	[1]	218 [1]	N/A	N/A
Class R4	210	[1]	2,000 [1]	N/A	N/A
Administrator Class	442,836		4,196,617	203,344	1,782,524
Institutional Class	1,951,996		18,400,439	1,361,889	11,893,990
Investor Class	897,922		8,514,428	652,519	5,739,759

			31,113,702		19,416,273

Payment for shares redeemed
Class R4	(62)[1]		(608)[1]	N/A	N/A
Administrator Class	(2,565,380)		(24,455,246)	(2,295,179)	(21,785,589)
Institutional Class	(10,819,952)		(102,309,649)	(8,919,127)	(82,073,140)
Investor Class	(5,357,439)		(51,395,479)	(3,417,772)	(31,600,228)

			(178,160,982)		(135,458,957)

Net increase in net assets resulting from capital share transactions			275,827,225		210,327,933

Total increase in net assets			330,290,854		209,793,646

Net assets
Beginning of period			802,961,065		593,167,419

End of period			$1,133,251,919		$802,961,065

Undistributed net investment income			$646,114		$763,612

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	45

	Target 2040 Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$22,183,515		$15,964,547
Net realized gains on investments			40,115,954		23,556,443
Net change in unrealized gains (losses) on investments			70,684,763		(20,260,995)

Net increase in net assets resulting from operations			132,984,232		19,259,995

Distributions to shareholders from
Net investment income
Class A			(1,293,739)		(1,102,225)
Class B			(3,589)		(6,776)
Class C			(24,991)		(22,294)
Class R4			(219)[1]		N/A
Administrator Class			(4,105,996)		(2,941,627)
Institutional Class			(16,032,793)		(11,077,151)
Investor Class			(1,014,788)		(609,439)
Net realized gains
Class A			(2,102,406)		(1,674,412)
Class B			(16,813)		(26,426)
Class C			(81,315)		(55,987)
Class R4			(208)[1]		N/A
Administrator Class			(6,677,051)		(3,924,109)
Institutional Class			(19,867,672)		(12,787,455)
Investor Class			(1,625,735)		(962,543)

Total distributions to shareholders			(52,847,315)		(35,190,444)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	253,575		4,079,217	385,565	6,150,436
Class B	2,372		36,754	1,770	27,341
Class C	67,473		1,030,184	72,352	1,091,671
Class R4	791,914	[1]	13,657,635 [1]	N/A	N/A
Administrator Class	10,013,966		163,429,523	6,594,449	104,747,908
Institutional Class	25,292,999		412,799,287	21,402,909	340,971,459
Investor Class	1,859,878		30,105,810	1,494,557	23,650,060

			625,138,410		476,638,875

Reinvestment of distributions
Class A	211,285		3,343,658	183,673	2,704,479
Class B	1,319		20,090	2,158	30,135
Class C	6,676		100,526	4,938	68,820
Class R4	26	[1]	427 [1]	N/A	N/A
Administrator Class	669,574		10,782,361	457,843	6,865,179
Institutional Class	2,189,946		35,252,143	1,579,969	23,701,715
Investor Class	164,040		2,638,230	105,078	1,569,513

			52,137,435		34,939,841

Please see footnote on page 46.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2040 Fund
	Year ended February 28, 2013		Year ended February 29, 2012

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(730,016)	$(11,663,123)	(1,028,279)	$(16,153,396)
Class B	(59,374)	(908,326)	(84,812)	(1,286,454)
Class C	(59,504)	(899,762)	(34,593)	(493,456)
Class R4	(136)[1]	(2,311)[1]	N/A	N/A
Administrator Class	(5,424,860)	(87,493,205)	(6,992,963)	(110,429,417)
Institutional Class	(21,580,034)	(353,638,635)	(10,482,716)	(165,305,790)
Investor Class	(926,182)	(15,050,610)	(587,489)	(9,252,261)

		(469,655,972)		(302,920,774)

Net increase in net assets resulting from capital share transactions		207,619,873		208,657,942

Total increase in net assets		287,756,790		192,727,493

Net assets
Beginning of period		1,276,357,115		1,083,629,622

End of period		$1,564,113,905		$1,276,357,115

Undistributed net investment income		$295,314		$588,573

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	47

	Target 2045 Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$7,096,558		$4,027,377
Net realized gains on investments			11,755,969		20,438
Net change in unrealized gains (losses) on investments			31,365,707		3,769,925

Net increase in net assets resulting from operations			50,218,234		7,817,740

Distributions to shareholders from
Net investment income
Class A			(50)[1]		N/A
Class R4			(53)[1]		N/A
Administrator Class			(715,251)		(334,860)
Institutional Class			(4,502,927)		(2,238,426)
Investor Class			(1,818,785)		(952,893)
Net realized gains
Class A			(131)[1]		N/A
Class R4			(131)[1]		N/A
Administrator Class			(967,031)		(172,327)
Institutional Class			(3,554,148)		(917,408)
Investor Class			(2,107,202)		(498,858)

Total distributions to shareholders			(13,665,709)		(5,114,772)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	1,254	[1]	12,184 [1]	N/A	N/A
Class R4	122,408	[1]	1,249,149 [1]	N/A	N/A
Administrator Class	5,563,085		53,625,273	2,311,584	21,505,695
Institutional Class	14,952,130		143,325,379	12,521,284	114,806,260
Investor Class	8,018,716		76,275,977	4,874,575	45,030,944

			274,487,962		181,342,899

Reinvestment of distributions
Class A	19	[1]	181 [1]	N/A	N/A
Class R4	19	[1]	184 [1]	N/A	N/A
Administrator Class	175,554		1,682,282	58,104	507,143
Institutional Class	838,463		7,938,593	361,910	3,140,564
Investor Class	409,148		3,927,887	165,575	1,451,257

			13,549,127		5,098,964

Payment for shares redeemed
Administrator Class	(1,540,011)		(14,868,581)	(1,068,069)	(10,147,921)
Institutional Class	(6,415,685)		(60,996,739)	(5,108,831)	(46,290,482)
Investor Class	(3,083,641)		(29,838,881)	(1,782,836)	(16,578,656)

			(105,704,201)		(73,017,059)

Net increase in net assets resulting from capital share transactions			182,332,888		113,424,804

Total increase in net assets			218,885,413		116,127,772

Net assets
Beginning of period			370,576,706		254,448,934

End of period			$589,462,119		$370,576,706

Undistributed net investment income			$342,407		$288,543

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2050 Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$14,027,188		$10,070,892
Net realized gains on investments			25,488,439		16,964,872
Net change in unrealized gains (losses) on investments			46,190,819		(14,861,405)

Net increase in net assets resulting from operations			85,706,446		12,174,359

Distributions to shareholders from
Net investment income
Class A			(51)[1]		N/A
Class C			(44)[1]		N/A
Class R4			(196)[1]		N/A
Administrator Class			(1,533,534)		(784,638)
Institutional Class			(12,251,668)		(7,793,105)
Investor Class			(448,865)		(255,238)
Net realized gains
Class A			(219)[1]		N/A
Class C			(219)[1]		N/A
Class R4			(219)[1]		N/A
Administrator Class			(2,685,304)		(2,209,078)
Institutional Class			(15,938,589)		(16,622,909)
Investor Class			(770,780)		(721,604)

Total distributions to shareholders			(33,629,688)		(28,386,572)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	1,117	[1]	10,400 [1]	N/A	N/A
Class C	1,761	[1]	16,484 [1]	N/A	N/A
Class R4	672,052	[1]	6,542,199 [1]	N/A	N/A
Administrator Class	8,006,587		73,473,819	5,831,652	52,243,078
Institutional Class	30,336,003		278,388,970	26,532,137	238,408,872
Investor Class	1,471,478		13,332,753	1,089,520	9,835,817

			371,764,625		300,487,767

Reinvestment of distributions
Class A	29	[1]	270 [1]	N/A	N/A
Class C	29	[1]	263 [1]	N/A	N/A
Class R4	45	[1]	415 [1]	N/A	N/A
Administrator Class	464,152		4,218,754	357,859	2,993,632
Institutional Class	3,069,740		27,932,460	2,897,951	24,322,029
Investor Class	133,355		1,215,453	115,833	971,812

			33,367,615		28,287,473

Payment for shares redeemed
Class R4	(186)[1]		(1,812)[1]	N/A	N/A
Administrator Class	(3,712,040)		(34,038,494)	(3,719,855)	(33,304,448)
Institutional Class	(26,622,210)		(245,706,150)	(17,696,508)	(157,973,765)
Investor Class	(684,205)		(6,315,223)	(703,054)	(6,386,504)

			(286,061,679)		(197,664,717)

Net increase in net assets resulting from capital share transactions			119,070,561		131,110,523

Total increase in net assets			171,147,319		114,898,310

Net assets
Beginning of period			769,907,325		655,009,015

End of period			$941,054,644		$769,907,325

Undistributed net investment income			$232,622		$457,879

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	49

	Target 2055 Fund
	Year ended February 28, 2013			Year ended February 29, 2012[1]

Operations
Net investment income			$362,433		$26,081
Net realized gains (losses) on investments			188,303		(95,617)
Net change in unrealized gains (losses) on investments			2,488,135		858,152

Net increase in net assets resulting from operations			3,038,871		788,616

Distributions to shareholders from
Net investment income
Class A			(40)[2]		N/A
Class R4			(42)[2]		N/A
Administrator Class			(31,579)		0
Institutional Class			(296,520)		0
Investor Class			(9,991)		0

Total distributions to shareholders			(338,172)		0

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	1,237	[2]	12,709 [2]	N/A	N/A
Class R4	3,040	[2]	32,517 [2]	N/A	N/A
Administrator Class	401,534		4,105,795	194,786	1,768,579
Institutional Class	4,176,528		42,583,989	1,009,100	9,505,271
Investor Class	145,817		1,485,321	41,455	396,905

			48,220,331		11,670,755

Reinvestment of distributions
Class A	4	[2]	40 [2]	N/A	N/A
Class R4	4	[2]	42 [2]	N/A	N/A
Administrator Class	3,158		31,579	0	0
Institutional Class	29,858		296,174	0	0
Investor Class	1,020		9,939	0	0

			337,774		0

Payment for shares redeemed
Administrator Class	(148,125)		(1,495,508)	(16,433)	(160,556)
Institutional Class	(1,761,054)		(17,810,369)	(119,817)	(1,132,852)
Investor Class	(56,303)		(581,384)	(15,954)	(152,246)

			(19,887,261)		(1,445,654)

Net increase in net assets resulting from capital share transactions			28,670,844		10,225,101

Total increase in net assets			31,371,543		11,013,717

Net assets
Beginning of period			11,013,717		0

End of period			$42,385,260		$11,013,717

Undistributed net investment income			$50,530		$26,311

1.	For the eight months ended February 29, 2012. The Fund commenced operations on June 30, 2011.

2.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target Today Fund
Class A
March 1, 2012 to February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)
March 1, 2011 to February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)
March 1, 2010 to February 28, 2011	$10.04	0.18	[4]	0.57	(0.23)	0.00
March 1, 2009 to February 28, 2010	$8.86	0.22	[4]	1.20	(0.24)	0.00
March 1, 2008 to February 28, 2009	$10.10	0.26	[4]	(1.15)	(0.29)	(0.06)
Class B
March 1, 2012 to February 28, 2013	$11.22	0.07	[4]	0.08	(0.03)	(0.08)
March 1, 2011 to February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)
March 1, 2010 to February 28, 2011	$10.31	0.11	[4]	0.58	(0.13)	0.00
March 1, 2009 to February 28, 2010	$9.08	0.16	[4]	1.22	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.33	0.19	[4]	(1.17)	(0.21)	(0.06)
Class C
March 1, 2012 to February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)
March 1, 2011 to February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)
March 1, 2010 to February 28, 2011	$10.25	0.11	[4]	0.57	(0.15)	0.00
March 1, 2009 to February 28, 2010	$9.04	0.15	[4]	1.23	(0.17)	0.00
March 1, 2008 to February 28, 2009	$10.30	0.19	[4]	(1.18)	(0.21)	(0.06)
Class R4
November 30, 2012[6] to February 28, 2013	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)
Administrator Class
March 1, 2012 to February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)
March 1, 2011 to February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)
March 1, 2010 to February 28, 2011	$10.19	0.20	[4]	0.58	(0.22)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.25	[4]	1.21	(0.30)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.29	[4]	(1.17)	(0.32)	(0.06)
Institutional Class
March 1, 2012 to February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)
March 1, 2011 to February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)
March 1, 2010 to February 28, 2011	$10.24	0.24	[4]	0.58	(0.29)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.27	[4]	1.22	(0.28)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.32	[4]	(1.18)	(0.34)	(0.06)
Investor Class
March 1, 2012 to February 28, 2013	$11.05	0.16		0.09	(0.18)	(0.08)
March 1, 2011 to February 29, 2012	$10.74	0.19		0.40	(0.23)	(0.05)
March 1, 2010 to February 28, 2011	$10.21	0.20	[4]	0.58	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.01	0.24	[4]	1.22	(0.26)	0.00
March 1, 2008 to February 28, 2009	$10.28	0.28	[4]	(1.17)	(0.32)	(0.06)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	51

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$10.84	1.39%	1.08%	0.96%	2.15%	39%	$19,815
$10.86	1.69%	1.08%	0.96%	5.47%	46%	$21,822
$10.56	1.82%	1.10%	0.97%	7.56%	51%	$22,862
$10.04	2.29%	1.24%	1.13%	16.13%	91%	$22,145
$8.86	2.71%	1.27%	1.15%	(9.06)%	45%	$20,151

$11.26	0.66%	1.82%	1.71%	1.39%	39%	$108
$11.22	0.97%	1.82%	1.70%	4.73%	46%	$242
$10.87	1.08%	1.85%	1.72%	6.78%	51%	$865
$10.31	1.58%	2.00%	1.89%	15.23%	91%	$2,155
$9.08	1.96%	2.02%	1.90%	(9.73)%	45%	$3,563

$11.09	0.64%	1.83%	1.71%	1.36%	39%	$4,945
$11.11	0.94%	1.83%	1.71%	4.81%	46%	$5,100
$10.78	1.07%	1.85%	1.72%	6.69%	51%	$5,605
$10.25	1.56%	1.93%	1.82%	15.30%	91%	$5,498
$9.04	1.97%	2.01%	1.90%	(9.80)%	45%	$4,741

$11.08	2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

$11.05	1.54%	0.92%	0.80%	2.29%	39%	$139,771
$11.07	1.84%	0.92%	0.80%	5.74%	46%	$121,886
$10.75	1.99%	0.93%	0.80%	7.70%	51%	$77,216
$10.19	2.53%	1.00%	0.82%	16.30%	91%	$63,796
$9.03	3.02%	1.09%	0.85%	(8.80)%	45%	$43,072

$11.07	1.90%	0.65%	0.45%	2.63%	39%	$671,576
$11.09	2.20%	0.65%	0.45%	6.09%	46%	$700,645
$10.77	2.31%	0.66%	0.45%	8.14%	51%	$580,536
$10.24	2.73%	0.72%	0.53%	16.67%	91%	$254,513
$9.03	3.26%	0.82%	0.62%	(8.60)%	45%	$76,391

$11.04	1.48%	1.14%	0.86%	2.32%	39%	$107,673
$11.05	1.79%	1.15%	0.86%	5.59%	46%	$107,779
$10.74	1.91%	1.18%	0.86%	7.72%	51%	$86,784
$10.21	2.41%	1.28%	0.89%	16.33%	91%	$39,395
$9.01	2.97%	1.37%	0.91%	(8.93)%	45%	$12,397

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2010 Fund
Class A
March 1, 2012 to February 28, 2013	$13.26	0.19	[4]	0.19	(0.21)	(0.13)
March 1, 2011 to February 29, 2012	$12.86	0.21	[4]	0.43	(0.24)	0.00
March 1, 2010 to February 28, 2011	$12.04	0.22	[4]	0.88	(0.28)	0.00
March 1, 2009 to February 28, 2010	$10.15	0.25	[4]	1.93	(0.29)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.71	0.31	[4]	(2.42)	(0.35)	(0.10)
Class B
March 1, 2012 to February 28, 2013	$13.37	0.09	[4]	0.19	(0.09)	(0.13)
March 1, 2011 to February 29, 2012	$12.93	0.12	[4]	0.44	(0.12)	0.00
March 1, 2010 to February 28, 2011	$12.10	0.12	[4]	0.88	(0.17)	0.00
March 1, 2009 to February 28, 2010	$10.18	0.17	[4]	1.93	(0.18)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.73	0.22	[4]	(2.42)	(0.25)	(0.10)
Class C
March 1, 2012 to February 28, 2013	$13.44	0.09		0.19	(0.11)	(0.13)
March 1, 2011 to February 29, 2012	$13.03	0.12	[4]	0.43	(0.14)	0.00
March 1, 2010 to February 28, 2011	$12.19	0.12	[4]	0.91	(0.19)	0.00
March 1, 2009 to February 28, 2010	$10.27	0.16	[4]	1.96	(0.20)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.85	0.22	[4]	(2.45)	(0.25)	(0.10)
Class R4
November 30, 2012[6] to February 28, 2013	$13.56	0.08		0.00	(0.08)	(0.13)
Administrator Class
March 1, 2012 to February 28, 2013	$13.38	0.21	[4]	0.19	(0.23)	(0.13)
March 1, 2011 to February 29, 2012	$12.97	0.24		0.43	(0.26)	0.00
March 1, 2010 to February 28, 2011	$12.14	0.24		0.89	(0.30)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.27	[4]	1.95	(0.32)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.82	0.34	[4]	(2.44)	(0.38)	(0.10)
Institutional Class
March 1, 2012 to February 28, 2013	$13.39	0.26		0.19	(0.28)	(0.13)
March 1, 2011 to February 29, 2012	$12.97	0.28		0.45	(0.31)	0.00
March 1, 2010 to February 28, 2011	$12.15	0.28		0.88	(0.34)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.31	[4]	1.95	(0.35)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.81	0.37	[4]	(2.43)	(0.41)	(0.10)
Investor Class
March 1, 2012 to February 28, 2013	$13.36	0.20		0.19	(0.22)	(0.13)
March 1, 2011 to February 29, 2012	$12.95	0.23		0.43	(0.25)	0.00
March 1, 2010 to February 28, 2011	$12.12	0.22	[4]	0.90	(0.29)	0.00
March 1, 2009 to February 28, 2010	$10.22	0.27	[4]	1.94	(0.31)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.80	0.33	[4]	(2.43)	(0.38)	(0.10)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	53

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$13.30	1.39%	1.08%	0.99%	2.92%	37%	$36,462
$13.26	1.63%	1.08%	0.99%	5.05%	43%	$39,691
$12.86	1.72%	1.10%	1.00%	9.24%	47%	$42,615
$12.04	2.16%	1.16%	1.10%	21.64%	86%	$42,316
$10.15	2.62%	1.25%	1.18%	(16.98)%	43%	$39,175

$13.43	0.67%	1.83%	1.74%	2.12%	37%	$341
$13.37	0.90%	1.83%	1.74%	4.35%	43%	$748
$12.93	0.98%	1.85%	1.75%	8.45%	47%	$1,542
$12.10	1.45%	1.92%	1.86%	20.69%	86%	$2,716
$10.18	1.87%	2.00%	1.93%	(17.58)%	43%	$4,269

$13.48	0.64%	1.83%	1.74%	2.10%	37%	$3,269
$13.44	0.88%	1.83%	1.74%	4.28%	43%	$3,323
$13.03	0.96%	1.85%	1.75%	8.48%	47%	$3,114
$12.19	1.42%	1.91%	1.85%	20.76%	86%	$2,580
$10.27	1.87%	2.00%	1.93%	(17.59)%	43%	$2,464

$13.43	2.03%	0.75%	0.47%	0.63%	37%	$5,555

$13.42	1.54%	0.92%	0.83%	3.08%	37%	$241,045
$13.38	1.79%	0.92%	0.83%	5.25%	43%	$190,863
$12.97	1.88%	0.93%	0.83%	9.44%	47%	$191,943
$12.14	2.36%	0.98%	0.86%	21.86%	86%	$172,322
$10.24	2.92%	1.07%	0.88%	(16.73)%	43%	$110,425

$13.43	1.91%	0.65%	0.48%	3.43%	37%	$486,113
$13.39	2.14%	0.65%	0.48%	5.61%	43%	$563,343
$12.97	2.23%	0.66%	0.48%	9.90%	47%	$455,447
$12.15	2.63%	0.71%	0.59%	22.15%	86%	$359,320
$10.24	3.15%	0.80%	0.65%	(16.47)%	43%	$239,731

$13.40	1.49%	1.14%	0.89%	3.01%	37%	$64,161
$13.36	1.73%	1.15%	0.89%	5.21%	43%	$61,766
$12.95	1.79%	1.18%	0.89%	9.40%	47%	$53,646
$12.12	2.27%	1.26%	0.92%	21.86%	86%	$25,103
$10.22	2.86%	1.36%	0.94%	(16.78)%	43%	$11,265

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2015 Fund
Class A
November 30, 2012[6] to February 28, 2013	$10.11	0.03	[4]	0.13	(0.04)	(0.10)
Class R4
November 30, 2012[6] to February 28, 2013	$10.11	0.05	[4]	0.13	(0.05)	(0.10)
Administrator Class
March 1, 2012 to February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)
March 1, 2011 to February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)
March 1, 2010 to February 28, 2011	$9.15	0.17		0.85	(0.20)	(0.05)
March 1, 2009 to February 28, 2010	$7.31	0.17	[4]	1.82	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.04	0.24	[4]	(2.37)	(0.30)	0.00
Institutional Class
March 1, 2012 to February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)
March 1, 2011 to February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)
March 1, 2010 to February 28, 2011	$9.05	0.19		0.85	(0.23)	(0.05)
March 1, 2009 to February 28, 2010	$7.23	0.21	[4]	1.77	(0.16)	0.00
March 1, 2008 to February 28, 2009	$9.92	0.25	[4]	(2.33)	(0.31)	0.00
Investor Class
March 1, 2012 to February 28, 2013	$10.11	0.14		0.27	(0.16)	(0.10)
March 1, 2011 to February 29, 2012	$9.93	0.16		0.29	(0.16)	(0.11)
March 1, 2010 to February 28, 2011	$9.16	0.16	[4]	0.85	(0.19)	(0.05)
March 1, 2009 to February 28, 2010	$7.32	0.15	[4]	1.83	(0.14)	0.00
March 1, 2008 to February 28, 2009	$10.03	0.22	[4]	(2.34)	(0.29)	0.00

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	55

Distributions from tax basis return of capital	Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

0.00	$10.13	1.28%	1.05%	0.84%	1.60%	35%	$10

0.00	$10.14	1.90%	0.75%	0.48%	1.72%	35%	$2,614

0.00	$10.24	1.47%	0.92%	0.84%	4.06%	35%	$194,125
0.00	$10.10	1.70%	0.92%	0.84%	4.74%	40%	$84,759
0.00	$9.92	1.76%	0.93%	0.84%	11.28%	44%	$61,227
0.00	$9.15	1.89%	1.03%	0.86%	27.28%	77%	$42,190
(0.30)	$7.31	2.69%	1.37%	0.89%	(22.21)%	41%	$12,138

0.00	$10.13	1.87%	0.65%	0.49%	4.56%	35%	$613,945
0.00	$9.98	2.05%	0.65%	0.49%	5.06%	40%	$536,453
0.00	$9.81	2.11%	0.66%	0.49%	11.68%	44%	$387,146
0.00	$9.05	2.43%	0.72%	0.54%	27.56%	77%	$235,807
(0.30)	$7.23	2.91%	1.06%	0.66%	(22.00)%	41%	$22,002

0.00	$10.26	1.46%	1.14%	0.90%	4.08%	35%	$200,596
0.00	$10.11	1.65%	1.15%	0.90%	4.67%	40%	$165,774
0.00	$9.93	1.69%	1.18%	0.90%	11.22%	44%	$142,622
0.00	$9.16	1.75%	1.31%	0.93%	27.19%	77%	$43,004
(0.30)	$7.32	2.62%	1.60%	0.95%	(22.15)%	41%	$8,959

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2020 Fund
Class A
March 1, 2012 to February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)
March 1, 2011 to February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)
March 1, 2010 to February 28, 2011	$12.54	0.20		1.46	(0.23)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.21	[4]	2.97	(0.22)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.78	0.26	[4]	(4.04)	(0.27)	(0.15)
Class B
March 1, 2012 to February 28, 2013	$14.16	0.09	[4]	0.51	(0.08)	(0.21)
March 1, 2011 to February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)
March 1, 2010 to February 28, 2011	$12.41	0.09	[4]	1.46	(0.11)	0.00
March 1, 2009 to February 28, 2010	$9.50	0.12	[4]	2.95	(0.16)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.66	0.17	[4]	(4.01)	(0.17)	(0.15)
Class C
March 1, 2012 to February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)
March 1, 2011 to February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)
March 1, 2010 to February 28, 2011	$12.51	0.08		1.48	(0.14)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.12	[4]	2.98	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.78	0.17	[4]	(4.05)	(0.17)	(0.15)
Class R4
November 30, 2012[6] to February 28, 2013	$14.66	0.09		0.31	(0.08)	(0.21)
Administrator Class
March 1, 2012 to February 28, 2013	$14.44	0.21	[4]	0.52	(0.23)	(0.21)
March 1, 2011 to February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)
March 1, 2010 to February 28, 2011	$12.70	0.21		1.50	(0.26)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.23	[4]	3.01	(0.25)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.96	0.30	[4]	(4.09)	(0.31)	(0.15)
Institutional Class
March 1, 2012 to February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)
March 1, 2011 to February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)
March 1, 2010 to February 28, 2011	$12.73	0.26		1.50	(0.30)	0.00
March 1, 2009 to February 28, 2010	$9.73	0.27	[4]	3.01	(0.28)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.98	0.32	[4]	(4.08)	(0.34)	(0.15)
Investor Class
March 1, 2012 to February 28, 2013	$14.43	0.21		0.51	(0.22)	(0.21)
March 1, 2011 to February 29, 2012	$14.14	0.22		0.35	(0.24)	(0.04)
March 1, 2010 to February 28, 2011	$12.70	0.20	[4]	1.49	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.22	[4]	3.02	(0.25)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.96	0.29	[4]	(4.08)	(0.31)	(0.15)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	57

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$14.53	1.36%	1.06%	1.01%	5.00%	32%	$74,720
$14.25	1.45%	1.05%	1.01%	3.97%	35%	$74,955
$13.97	1.46%	1.08%	1.02%	13.41%	39%	$77,784
$12.54	1.77%	1.15%	1.11%	33.45%	66%	$72,653
$9.58	2.10%	1.25%	1.20%	(27.90)%	38%	$59,671

$14.47	0.63%	1.81%	1.76%	4.27%	32%	$599
$14.16	0.78%	1.80%	1.76%	3.11%	35%	$1,048
$13.85	0.73%	1.83%	1.77%	12.57%	39%	$2,428
$12.41	1.04%	1.90%	1.86%	32.44%	66%	$5,030
$9.50	1.36%	2.00%	1.95%	(28.43)%	38%	$5,495

$14.49	0.61%	1.81%	1.76%	4.28%	32%	$4,514
$14.20	0.68%	1.81%	1.76%	3.14%	35%	$4,600
$13.93	0.70%	1.83%	1.77%	12.65%	39%	$3,922
$12.51	1.00%	1.90%	1.86%	32.35%	66%	$2,752
$9.58	1.36%	2.00%	1.95%	(28.46)%	38%	$1,840

$14.77	1.72%	0.73%	0.50%	2.79%	32%	$23,050

$14.73	1.47%	0.90%	0.85%	5.19%	32%	$688,261
$14.44	1.63%	0.90%	0.85%	4.17%	35%	$468,494
$14.15	1.62%	0.91%	0.85%	13.60%	39%	$439,314
$12.70	1.96%	0.97%	0.88%	33.64%	66%	$342,078
$9.71	2.42%	1.07%	0.90%	(27.66)%	38%	$196,606

$14.77	1.85%	0.63%	0.50%	5.60%	32%	$1,605,032
$14.47	1.95%	0.63%	0.50%	4.47%	35%	$1,540,045
$14.19	1.96%	0.64%	0.50%	14.03%	39%	$1,250,249
$12.73	2.22%	0.69%	0.60%	33.98%	66%	$822,479
$9.73	2.63%	0.81%	0.67%	(27.46)%	38%	$414,090

$14.72	1.43%	1.12%	0.91%	5.12%	32%	$173,813
$14.43	1.54%	1.13%	0.91%	4.12%	35%	$144,478
$14.14	1.53%	1.15%	0.91%	13.56%	39%	$119,297
$12.70	1.84%	1.24%	0.94%	33.51%	66%	$53,535
$9.71	2.34%	1.36%	0.96%	(27.70)%	38%	$15,254

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Target 2025
Class A
November 30, 2012[6] to February 28, 2013	$9.83	0.04		0.33	(0.05)
Class R4
November 30, 2012[6] to February 28, 2013	$9.83	0.06		0.33	(0.05)
Administrator Class
March 1, 2012 to February 28, 2013	$9.74	0.14	[4]	0.45	(0.15)
March 1, 2011 to February 29, 2012	$9.81	0.14	[4]	0.17	(0.15)
March 1, 2010 to February 28, 2011	$8.69	0.13	[4]	1.26	(0.15)
March 1, 2009 to February 28, 2010	$6.25	(0.04)[4]		2.61	(0.13)
March 1, 2008 to February 28, 2009	$9.53	0.20	[4]	(3.29)	(0.19)
Institutional Class
March 1, 2012 to February 28, 2013	$9.71	0.18		0.45	(0.18)
March 1, 2011 to February 29, 2012	$9.79	0.17	[4]	0.16	(0.18)
March 1, 2010 to February 28, 2011	$8.68	0.16		1.26	(0.19)
March 1, 2009 to February 28, 2010	$6.24	0.18	[4]	2.39	(0.13)
March 1, 2008 to February 28, 2009	$9.49	0.20	[4]	(3.26)	(0.19)
Investor Class
March 1, 2012 to February 28, 2013	$9.72	0.14		0.46	(0.15)
March 1, 2011 to February 29, 2012	$9.80	0.14	[4]	0.15	(0.14)
March 1, 2010 to February 28, 2011	$8.68	0.13	[4]	1.25	(0.14)
March 1, 2009 to February 28, 2010	$6.25	(0.08)[4]		2.64	(0.13)
March 1, 2008 to February 28, 2009	$9.51	0.18	[4]	(3.26)	(0.18)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	59

Distributions from net realized gains	Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

(0.20)	$9.95	1.01%	1.06%	0.86%	3.92%	28%	$159

(0.20)	$9.97	1.51%	0.73%	0.50%	4.13%	28%	$4,210

(0.20)	$9.98	1.42%	0.90%	0.85%	6.27%	28%	$271,593
(0.23)	$9.74	1.47%	0.91%	0.85%	3.49%	31%	$111,673
(0.12)	$9.81	1.46%	0.91%	0.85%	16.32%	33%	$69,590
0.00	$8.69	(0.51)%	1.01%	0.89%	41.33%	54%	$39,111
0.00	$6.25	2.42%	1.35%	0.63%	(32.95)%	35%	$9,410

(0.20)	$9.96	1.83%	0.63%	0.50%	6.74%	28%	$1,577,058
(0.23)	$9.71	1.83%	0.64%	0.50%	3.77%	31%	$1,431,120
(0.12)	$9.79	1.83%	0.64%	0.50%	16.75%	33%	$1,290,513
0.00	$8.68	2.07%	0.66%	0.53%	41.46%	54%	$1,057,514
0.00	$6.24	2.50%	1.07%	0.53%	(32.81)%	35%	$26,335

(0.20)	$9.97	1.41%	1.12%	0.91%	6.31%	28%	$377,357
(0.23)	$9.72	1.42%	1.14%	0.91%	3.32%	31%	$300,434
(0.12)	$9.80	1.39%	1.15%	0.91%	16.22%	33%	$256,544
0.00	$8.68	(0.93)%	1.29%	0.95%	41.19%	54%	$70,228
0.00	$6.25	2.32%	1.60%	0.70%	(32.90)%	35%	$9,564

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2030 Fund
Class A
March 1, 2012 to February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)
March 1, 2011 to February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)
March 1, 2010 to February 28, 2011	$12.65	0.15	[4]	2.19	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.65	0.15	[4]	4.00	(0.15)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.36	0.21	[4]	(5.55)	(0.20)	(0.17)
Class B
March 1, 2012 to February 28, 2013	$14.49	0.08	[4]	0.86	(0.07)	(0.28)
March 1, 2011 to February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)
March 1, 2010 to February 28, 2011	$12.41	0.06	[4]	2.14	(0.08)	0.00
March 1, 2009 to February 28, 2010	$8.49	0.07	[4]	3.91	(0.06)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.09	0.11	[4]	(5.44)	(0.10)	(0.17)
Class C
March 1, 2012 to February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)
March 1, 2011 to February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)
March 1, 2010 to February 28, 2011	$12.43	0.05	[4]	2.14	(0.09)	0.00
March 1, 2009 to February 28, 2010	$8.50	0.06	[4]	3.93	(0.06)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.11	0.11	[4]	(5.45)	(0.10)	(0.17)
Class R4
November 30, 2012[6] to February 28, 2013	$15.07	0.08		0.71	(0.08)	(0.28)
Administrator Class
March 1, 2012 to February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)
March 1, 2011 to February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)
March 1, 2010 to February 28, 2011	$12.79	0.18	[4]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.17	[4]	4.06	(0.18)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.50	0.24	[4]	(5.59)	(0.24)	(0.17)
Institutional Class
March 1, 2012 to February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)
March 1, 2011 to February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)
March 1, 2010 to February 28, 2011	$12.79	0.23	[4]	2.21	(0.25)	0.00
March 1, 2009 to February 28, 2010	$8.75	0.21	[4]	4.03	(0.20)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.51	0.26	[4]	(5.58)	(0.27)	(0.17)
Investor Class
March 1, 2012 to February 28, 2013	$14.88	0.21		0.87	(0.22)	(0.28)
March 1, 2011 to February 29, 2012	$14.95	0.19	[4]	0.13	(0.20)	(0.19)
March 1, 2010 to February 28, 2011	$12.77	0.17	[4]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.16	[4]	4.04	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.50	0.22	[4]	(5.58)	(0.23)	(0.17)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	61

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$15.31	1.29%	1.06%	1.02%	7.28%	25%	$60,857
$14.74	1.21%	1.06%	1.02%	2.27%	26%	$60,087
$14.81	1.15%	1.09%	1.03%	18.71%	28%	$62,209
$12.65	1.32%	1.16%	1.12%	48.17%	43%	$55,735
$8.65	1.64%	1.28%	1.21%	(37.78)%	33%	$45,556

$15.08	0.57%	1.81%	1.77%	6.54%	25%	$463
$14.49	0.50%	1.81%	1.77%	1.43%	26%	$872
$14.53	0.42%	1.84%	1.78%	17.88%	28%	$1,962
$12.41	0.60%	1.92%	1.88%	46.98%	43%	$3,173
$8.49	0.90%	2.03%	1.96%	(38.22)%	33%	$3,233

$15.00	0.53%	1.82%	1.77%	6.52%	25%	$3,465
$14.45	0.45%	1.82%	1.77%	1.47%	26%	$3,120
$14.53	0.38%	1.84%	1.78%	17.80%	28%	$2,456
$12.43	0.58%	1.91%	1.87%	47.11%	43%	$1,671
$8.50	0.89%	2.02%	1.96%	(38.22)%	33%	$1,261

$15.50	1.35%	0.73%	0.51%	5.34%	25%	$19,568

$15.49	1.43%	0.91%	0.86%	7.46%	25%	$572,735
$14.91	1.37%	0.91%	0.86%	2.41%	26%	$395,067
$14.98	1.30%	0.92%	0.86%	18.85%	28%	$373,853
$12.79	1.49%	0.98%	0.89%	48.60%	43%	$254,340
$8.74	1.93%	1.10%	0.91%	(37.56)%	33%	$117,363

$15.49	1.80%	0.64%	0.51%	7.82%	25%	$1,478,163
$14.91	1.71%	0.64%	0.51%	2.78%	26%	$1,335,729
$14.98	1.65%	0.65%	0.51%	19.35%	28%	$1,048,222
$12.79	1.74%	0.71%	0.61%	48.76%	43%	$639,598
$8.75	2.15%	0.83%	0.68%	(37.38)%	33%	$265,829

$15.46	1.38%	1.13%	0.92%	7.41%	25%	$158,551
$14.88	1.30%	1.14%	0.92%	2.36%	26%	$124,145
$14.95	1.21%	1.17%	0.92%	18.84%	28%	$99,234
$12.77	1.36%	1.25%	0.94%	48.33%	43%	$46,963
$8.74	1.84%	1.39%	0.97%	(37.58)%	33%	$13,400

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Target 2035
Class A
November 30, 2012[6] to February 28, 2013	$9.60	0.02	[4]	0.58	(0.05)
Class R4
November 30, 2012[6] to February 28, 2013	$9.60	0.03	[4]	0.57	(0.05)
Administrator Class
March 1, 2012 to February 28, 2013	$9.53	0.13		0.66	(0.14)
March 1, 2011 to February 29, 2012	$9.65	0.12	[4]	0.01	(0.11)
March 1, 2010 to February 28, 2011	$8.22	0.10		1.59	(0.13)
March 1, 2009 to February 28, 2010	$5.40	0.09	[4]	2.81	(0.08)
March 1, 2008 to February 28, 2009	$9.24	0.14	[4]	(3.84)	(0.14)
Institutional Class
March 1, 2012 to February 28, 2013	$9.50	0.17		0.65	(0.17)
March 1, 2011 to February 29, 2012	$9.61	0.15	[4]	0.02	(0.14)
March 1, 2010 to February 28, 2011	$8.19	0.13		1.58	(0.16)
March 1, 2009 to February 28, 2010	$5.36	0.11	[4]	2.82	(0.10)
March 1, 2008 to February 28, 2009	$9.15	0.14	[4]	(3.80)	(0.13)
Investor Class
March 1, 2012 to February 28, 2013	$9.56	0.13		0.65	(0.13)
March 1, 2011 to February 29, 2012	$9.67	0.11	[4]	0.02	(0.10)
March 1, 2010 to February 28, 2011	$8.24	0.10		1.58	(0.12)
March 1, 2009 to February 28, 2010	$5.42	0.08	[4]	2.82	(0.08)
March 1, 2008 to February 28, 2009	$9.24	0.12	[4]	(3.82)	(0.12)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	63

Distributions from net realized gains	Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

(0.16)	$9.99	1.04%	1.07%	0.88%	6.36%	22%	$41

(0.16)	$9.99	1.30%	0.75%	0.52%	6.38%	22%	$1,940

(0.16)	$10.02	1.36%	0.93%	0.87%	8.48%	22%	$172,860
(0.14)	$9.53	1.26%	0.93%	0.87%	1.55%	22%	$77,039
(0.13)	$9.65	1.17%	0.94%	0.87%	20.87%	24%	$50,226
0.00	$8.22	1.20%	1.06%	0.89%	53.96%	34%	$25,950
0.00	$5.40	1.83%	1.60%	0.83%	(40.58)%	30%	$4,101

(0.16)	$9.99	1.76%	0.66%	0.52%	8.86%	22%	$648,345
(0.14)	$9.50	1.60%	0.66%	0.52%	1.96%	22%	$481,784
(0.13)	$9.61	1.52%	0.68%	0.52%	21.21%	24%	$338,577
0.00	$8.19	1.40%	0.75%	0.57%	54.85%	34%	$170,172
0.00	$5.36	1.97%	1.31%	0.64%	(40.44)%	30%	$16,279

(0.16)	$10.05	1.35%	1.15%	0.93%	8.38%	22%	$310,066
(0.14)	$9.56	1.21%	1.16%	0.93%	1.60%	22%	$244,138
(0.13)	$9.67	1.09%	1.19%	0.93%	20.74%	24%	$204,364
0.00	$8.24	1.09%	1.34%	0.95%	53.70%	34%	$60,611
0.00	$5.42	1.69%	1.82%	0.92%	(40.50)%	30%	$7,025

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2040 Fund
Class A
March 1, 2012 to February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)
March 1, 2011 to February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)
March 1, 2010 to February 28, 2011	$13.60	0.15		2.81	(0.16)	0.00
March 1, 2009 to February 28, 2010	$8.73	0.12	[4]	4.87	(0.12)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.04	0.19	[4]	(6.92)	(0.18)	(0.40)
Class B
March 1, 2012 to February 28, 2013	$15.36	0.09	[4]	1.13	(0.06)	(0.34)
March 1, 2011 to February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)
March 1, 2010 to February 28, 2011	$12.99	0.03	[4]	2.70	(0.05)	0.00
March 1, 2009 to February 28, 2010	$8.35	0.10	[4]	4.57	(0.03)	(0.00)[5]
March 1, 2008 to February 28, 2009	$15.40	0.09	[4]	(6.64)	(0.10)	(0.40)
Class C
March 1, 2012 to February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)
March 1, 2011 to February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)
March 1, 2010 to February 28, 2011	$12.95	0.03	[4]	2.69	(0.07)	0.00
March 1, 2009 to February 28, 2010	$8.33	0.05	[4]	4.61	(0.04)	(0.00)[5]
March 1, 2008 to February 28, 2009	$15.36	0.09	[4]	(6.62)	(0.10)	(0.40)
Class R4
November 30, 2012[6] to February 28, 2013	$16.52	0.09		1.06	(0.09)	(0.34)
Administrator Class
March 1, 2012 to February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)
March 1, 2011 to February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)
March 1, 2010 to February 28, 2011	$13.82	0.16		2.88	(0.19)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.16	[4]	4.93	(0.15)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.29	0.23	[4]	(7.02)	(0.22)	(0.40)
Institutional Class
March 1, 2012 to February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)
March 1, 2011 to February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)
March 1, 2010 to February 28, 2011	$13.84	0.22		2.87	(0.24)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.18	[4]	4.95	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.29	0.25	[4]	(7.02)	(0.24)	(0.40)
Investor Class
March 1, 2012 to February 28, 2013	$16.32	0.22		1.22	(0.23)	(0.34)
March 1, 2011 to February 29, 2012	$16.65	0.18		(0.06)	(0.18)	(0.27)
March 1, 2010 to February 28, 2011	$13.81	0.16		2.86	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.87	0.15	[4]	4.93	(0.14)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.28	0.21	[4]	(7.01)	(0.21)	(0.40)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	65

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$16.92	1.25%	1.08%	1.03%	8.99%	20%	$104,836
$16.07	1.06%	1.08%	1.03%	0.85%	20%	$103,841
$16.40	0.95%	1.10%	1.04%	21.98%	21%	$113,494
$13.60	1.03%	1.17%	1.12%	57.33%	29%	$100,278
$8.73	1.39%	1.30%	1.22%	(42.65)%	29%	$67,928

$16.18	0.54%	1.83%	1.78%	8.15%	20%	$747
$15.36	0.34%	1.83%	1.78%	0.12%	20%	$1,564
$15.67	0.23%	1.86%	1.79%	21.08%	21%	$2,863
$12.99	0.86%	1.93%	1.89%	56.01%	29%	$3,876
$8.35	0.65%	2.05%	1.97%	(43.10)%	29%	$3,623

$16.03	0.50%	1.83%	1.78%	8.18%	20%	$4,040
$15.26	0.30%	1.83%	1.78%	0.14%	20%	$3,623
$15.60	0.19%	1.85%	1.79%	21.08%	21%	$3,038
$12.95	0.41%	1.92%	1.87%	56.02%	29%	$2,226
$8.33	0.65%	2.05%	1.97%	(43.07)%	29%	$1,362

$17.24	1.12%	0.75%	0.52%	7.13%	20%	$13,651

$17.21	1.39%	0.92%	0.87%	9.14%	20%	$360,567
$16.34	1.22%	0.92%	0.87%	1.00%	20%	$256,378
$16.67	1.11%	0.94%	0.87%	22.21%	21%	$260,524
$13.82	1.26%	0.99%	0.90%	57.54%	29%	$176,917
$8.88	1.67%	1.12%	0.92%	(42.46)%	29%	$72,233

$17.24	1.76%	0.65%	0.52%	9.50%	20%	$993,528
$16.37	1.55%	0.65%	0.52%	1.37%	20%	$846,499
$16.69	1.44%	0.67%	0.52%	22.66%	21%	$654,804
$13.84	1.42%	0.72%	0.62%	58.11%	29%	$377,937
$8.88	1.88%	0.85%	0.69%	(42.36)%	29%	$136,386

$17.19	1.33%	1.14%	0.93%	9.10%	20%	$86,745
$16.32	1.14%	1.15%	0.93%	0.96%	20%	$64,452
$16.65	1.01%	1.18%	0.93%	22.10%	21%	$48,906
$13.81	1.16%	1.27%	0.96%	57.54%	29%	$20,959
$8.87	1.58%	1.41%	0.98%	(42.51)%	29%	$6,970

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2045 Fund
Class A
November 30, 2012[6] to February 28, 2013	$9.64	0.03		0.68	(0.05)	(0.13)
Class R4
November 30, 2012[6] to February 28, 2013	$9.64	0.06		0.66	(0.05)	(0.13)
Administrator Class
March 1, 2012 to February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)
March 1, 2011 to February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)
March 1, 2010 to February 28, 2011	$8.12	0.09		1.72	(0.16)	(0.11)
March 1, 2009 to February 28, 2010	$5.21	0.08	[4]	2.92	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.18	0.12	[4]	(3.94)	(0.15)	0.00
Institutional Class
March 1, 2012 to February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)
March 1, 2011 to February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)
March 1, 2010 to February 28, 2011	$8.08	0.13		1.70	(0.18)	(0.11)
March 1, 2009 to February 28, 2010	$5.19	0.10	[4]	2.90	(0.09)	(0.02)
March 1, 2008 to February 28, 2009	$9.09	0.13	[4]	(3.91)	(0.12)	0.00
Investor Class
March 1, 2012 to February 28, 2013	$9.62	0.12		0.77	(0.12)	(0.13)
March 1, 2011 to February 29, 2012	$9.69	0.11		(0.05)	(0.09)	(0.04)
March 1, 2010 to February 28, 2011	$8.14	0.08		1.73	(0.15)	(0.11)
March 1, 2009 to February 28, 2010	$5.23	0.09	[4]	2.91	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.17	0.11	[4]	(3.95)	(0.10)	0.00

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	67

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$10.17	1.08%	1.10%	0.88%	7.41%	19%	$13

$10.18	1.29%	0.78%	0.52%	7.55%	19%	$1,246

$10.23	1.35%	0.96%	0.87%	9.49%	19%	$85,590
$9.59	1.18%	0.94%	0.87%	0.85%	19%	$39,964
$9.66	1.02%	0.97%	0.87%	22.56%	20%	$27,698
$8.12	1.11%	1.22%	0.89%	57.87%	27%	$14,948
$5.21	1.62%	2.34%	0.92%	(42.22)%	29%	$1,656

$10.17	1.74%	0.69%	0.52%	9.85%	19%	$324,476
$9.55	1.51%	0.67%	0.52%	1.16%	19%	$215,067
$9.62	1.26%	0.70%	0.52%	23.08%	20%	$141,871
$8.08	1.26%	0.95%	0.59%	58.02%	27%	$51,776
$5.19	1.84%	2.02%	0.69%	(42.06)%	29%	$8,287

$10.26	1.32%	1.18%	0.93%	9.39%	19%	$178,137
$9.62	1.12%	1.17%	0.93%	0.80%	19%	$115,546
$9.69	0.98%	1.21%	0.93%	22.58%	20%	$84,881
$8.14	1.12%	1.51%	0.95%	57.49%	27%	$12,352
$5.23	1.55%	2.58%	0.98%	(42.22)%	29%	$1,205

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2050 Fund
Class A
November 30, 2012[6] to February 28, 2013	$9.29	0.03		0.65	(0.05)	(0.20)
Class C
November 30, 2012[6] to February 28, 2013	$9.29	0.02		0.64	(0.04)	(0.20)
Class R4
November 30, 2012[6] to February 28, 2013	$9.29	0.05		0.64	(0.05)	(0.20)
Administrator Class
March 1, 2012 to February 28, 2013	$9.18	0.12	[4]	0.73	(0.13)	(0.20)
March 1, 2011 to February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)
March 1, 2010 to February 28, 2011	$8.10	0.09	[4]	1.71	(0.15)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.09		2.91	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.14	0.12	[4]	(3.96)	(0.10)	0.00
Institutional Class
March 1, 2012 to February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)
March 1, 2011 to February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)
March 1, 2010 to February 28, 2011	$8.10	0.12	[4]	1.72	(0.17)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.10		2.92	(0.09)	(0.03)
March 1, 2008 to February 28, 2009	$9.13	0.13	[4]	(3.94)	(0.12)	0.00
Investor Class
March 1, 2012 to February 28, 2013	$9.21	0.12		0.73	(0.13)	(0.20)
March 1, 2011 to February 29, 2012	$9.51	0.10		(0.06)	(0.09)	(0.25)
March 1, 2010 to February 28, 2011	$8.11	0.09	[4]	1.71	(0.13)	(0.27)
March 1, 2009 to February 28, 2010	$5.21	0.07		2.93	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.16	0.11	[4]	(3.96)	(0.10)	0.00

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	69

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$9.72	1.07%	1.05%	0.88%	7.49%	19%	$11

$9.71	0.16%	1.81%	1.63%	7.31%	19%	$17

$9.73	1.03%	0.76%	0.52%	7.63%	19%	$6,538

$9.70	1.38%	0.94%	0.87%	9.59%	19%	$141,212
$9.18	1.18%	0.93%	0.87%	0.81%	19%	$89,984
$9.48	1.07%	0.94%	0.87%	22.58%	20%	$69,492
$8.10	1.49%	1.04%	0.90%	57.99%	27%	$37,853
$5.20	1.60%	1.48%	0.92%	(42.36)%	29%	$10,984

$9.72	1.75%	0.67%	0.52%	9.94%	19%	$754,088
$9.20	1.53%	0.66%	0.52%	1.11%	19%	$651,308
$9.50	1.43%	0.67%	0.52%	23.17%	20%	$560,746
$8.10	1.19%	0.71%	0.57%	58.33%	27%	$389,918
$5.20	1.80%	1.19%	0.69%	(42.19)%	29%	$26,763

$9.73	1.33%	1.16%	0.93%	9.49%	19%	$39,188
$9.21	1.12%	1.16%	0.93%	0.75%	19%	$28,615
$9.51	1.02%	1.19%	0.93%	22.54%	20%	$24,771
$8.11	1.00%	1.28%	0.95%	57.89%	27%	$19,359
$5.21	1.48%	1.73%	0.98%	(42.39)%	29%	$983

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments		Distributions from net investment income

Target 2055
Class A
November 30, 2012[6] to February 28, 2013	$10.19	0.03	[4]	0.72		(0.04)
Class R4
November 30, 2012[6] to February 28, 2013	$10.19	0.04	[4]	0.72		(0.04)
Administrator Class
March 1, 2012 to February 28, 2013	$10.06	0.14	[4]	0.81		(0.11)
June 30, 2011[6] to February 29, 2012	$10.00	0.06	[4]	0.00	[5]	0.00
Institutional Class
March 1, 2012 to February 28, 2013	$10.08	0.15		0.83		(0.16)
June 30, 2011[6] to February 29, 2012	$10.00	0.08	[4]	0.00	[5]	0.00
Investor Class
March 1, 2012 to February 28, 2013	$10.05	0.13		0.80		(0.17)
June 30, 2011[6] to February 29, 2012	$10.00	0.06	[4]	(0.01)		0.00

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods less than one year are not annualized.

3.	Portfolio turnover rate represents the weighted average portfolio turnover in each respective Master Portfolio.

4.	Calculated based upon average shares outstanding.

5.	Amount is less than $0.005.

6.	Commencement of class operations.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	71

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$10.90	1.05%	1.44%	0.88%	7.39%	19%	$14

$10.91	1.51%	1.09%	0.52%	7.51%	19%	$33

$10.90	1.36%	1.45%	0.87%	9.52%	19%	$4,739
$10.06	0.87%	2.14%	0.87%	0.60%	19%	$1,794

$10.90	1.69%	1.17%	0.52%	9.90%	19%	$36,345
$10.08	1.33%	4.06%	0.52%	0.80%	19%	$8,963

$10.81	1.23%	1.64%	0.93%	9.52%	19%	$1,254
$10.05	0.94%	6.32%	0.93%	0.50%	19%	$256

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Dow Jones Target Today Fund (“Target Today Fund”), Wells Fargo Advantage Dow Jones Target 2010 Fund (“Target 2010 Fund”), Wells Fargo Advantage Dow Jones Target 2015 Fund (“Target 2015 Fund”), Wells Fargo Advantage Dow Jones Target 2020 Fund (“Target 2020 Fund”), Wells Fargo Advantage Dow Jones Target 2025 Fund (“Target 2025 Fund”), Wells Fargo Advantage Dow Jones Target 2030 Fund (“Target 2030 Fund”), Wells Fargo Advantage Dow Jones Target 2035 Fund (“Target 2035 Fund”), Wells Fargo Advantage Dow Jones Target 2040 Fund (“Target 2040 Fund”), Wells Fargo Advantage Dow Jones Target 2045 Fund (“Target 2045 Fund”), Wells Fargo Advantage Dow Jones Target 2050 Fund (“Target 2050 Fund”), and Wells Fargo Advantage Dow Jones Target 2055 Fund (“Target 2055 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve their investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records on a daily basis its share of the Master Portfolio’s income, expense, and realized and unrealized gains and losses. The financial statements of the Master Portfolios for the year ended February 28, 2013 are included in this report and should be read in conjunction with each Fund’s financial statements. As of February 28, 2013, the Funds own the following percentages of the Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Wells Fargo Advantage Diversified Fixed Income Portfolio	14%	12%	12%	25%	16%	12%	4%	3%	1%	1%	0	%*
Wells Fargo Advantage Diversified Stock Portfolio	2	3	4	14	15	19	11	16	6	10	0	*
Wells Fargo Advantage Short-Term Investment Portfolio	8	6	7	18	15	16	8	11	4	7	0	*

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each Master Portfolio. Realized gains or losses in each Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	73

become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date.

Income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At February 28, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Paid-in capital	Undistributed net investment income	Accumulated net realized gains (losses) on investments
Target Today Fund	$20,404	$432,863	$(453,267)
Target 2010 Fund	(55,299)	354,033	(298,734)
Target 2015 Fund	67,458	315,460	(382,918)
Target 2020 Fund	58,901	23,973	(82,874)
Target 2025 Fund	134,189	368,379	(502,568)
Target 2030 Fund	137,092	881,244	(1,018,336)
Target 2035 Fund	88,507	45,345	(133,852)
Target 2040 Fund	112,630	(659)	(111,971)
Target 2045 Fund	43,886	(5,628)	(38,258)
Target 2050 Fund	69,636	(18,087)	(51,549)
Target 2055 Fund	2,662	(42)	(2,620)

As of February 28, 2013, Target 2055 Fund had post-enactment capital loss carryforwards (losses incurred in taxable years which began after December 22, 2010) which consist of $69,195 in short-term capital losses and $61,211 in long-term capital losses.

74	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolios, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including applicable distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, each Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs. Further details on the investments of the affiliated Master Portfolios can be found in the Summary Portfolio of Investments or Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended February 28, 2013, the Funds did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

Funds Management is the adviser for each Fund and is entitled to receive an advisory fee for providing such advisory services, including the determination of the asset allocations of each Fund’s investments in the various Master Portfolios. Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increase. For the year ended February 28, 2013, the advisory fee was equivalent to an annual rate for each Fund as follows:

Advisory fee
Target Today Fund	0.24%
Target 2010 Fund	0.24
Target 2015 Fund	0.24
Target 2020 Fund	0.22
Target 2025 Fund	0.23
Target 2030 Fund	0.22

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	75

Advisory fee
Target 2035 Fund	0.24%
Target 2040 Fund	0.23
Target 2045 Fund	0.25
Target 2050 Fund	0.24
Target 2055 Fund	0.25

Funds Management also serves as the adviser to each Master Portfolio and is entitled to receive a fee from each Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Incorporated, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

	Class level administration fee
Class A, Class B, Class C	0.26%
Class R4, Institutional Class	0.08
Administrator Class	0.10
Investor Class	0.32	*

*	Prior to May 1, 2012, the class level administration fee for Investor Class was 0.33%.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Expiration date	Class A	Class B	Class C	Class R4	Administrator Class	Institutional Class	Investor Class
Target Today Fund	June 30, 2013	0.96%	1.71%	1.71%		0.80%	0.45%	0.86%
	June 30, 2014				0.45%
Target 2010 Fund	June 30, 2013	0.99	1.74	1.74		0.83	0.48	0.89
	June 30, 2014				0.47
Target 2015 Fund	June 30, 2013		N/A	N/A		0.84	0.49	0.90
	June 30, 2014	0.84			0.48
Target 2020 Fund	June 30, 2013	1.01	1.76	1.76		0.85	0.50	0.91
	June 30, 2014				0.50
Target 2025 Fund	June 30, 2013		N/A	N/A		0.85	0.50	0.91
	June 30, 2014	0.86			0.50
Target 2030 Fund	June 30, 2013	1.02	1.77	1.77		0.86	0.51	0.92
	June 30, 2014				0.51

76	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

	Expiration date	Class A	Class B	Class C	Class R4	Administrator Class	Institutional Class	Investor Class
Target 2035 Fund	June 30, 2013		N/A	N/A		0.87%	0.52%	0.93%
	June 30, 2014	0.88%			0.52%
Target 2040 Fund	June 30, 2013	1.03	1.78	1.78		0.87	0.52	0.93
	June 30, 2014				0.52
Target 2045 Fund	June 30, 2013		N/A	N/A		0.87	0.52	0.93
	June 30, 2014	0.88			0.52
Target 2050 Fund	June 30, 2013		N/A			0.87	0.52	0.93
	June 30, 2014	0.88		1.63	0.52
Target 2055 Fund	June 30, 2013		N/A	N/A		0.87	0.52	0.93
	June 30, 2014	0.88			0.52

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the year ended February 28, 2013, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Target Today Fund	$271	$0	$0
Target 2010 Fund	584	0	0
Target 2015 Fund	22	N/A	N/A
Target 2020 Fund	1,089	47	20
Target 2025 Fund	678	N/A	N/A
Target 2030 Fund	935	105	42
Target 2035 Fund	8	N/A	N/A
Target 2040 Fund	2,198	60	269
Target 2045 Fund	0	N/A	N/A
Target 2050 Fund	0	N/A	0
Target 2055 Fund	0	N/A	N/A

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the year ended February 28, 2013 were as follows:

	Purchases at cost*	Sales proceeds*
Target Today Fund	$504,302,187	$319,829,410
Target 2010 Fund	429,411,102	271,375,340

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	77

	Purchases at cost*	Sales proceeds*
Target 2015 Fund	$482,564,438	$303,358,207
Target 2020 Fund	1,122,799,426	700,631,953
Target 2025 Fund	873,485,674	539,819,117
Target 2030 Fund	805,446,367	491,962,742
Target 2035 Fund	354,836,206	213,985,879
Target 2040 Fund	448,972,243	267,684,592
Target 2045 Fund	160,960,996	95,324,428
Target 2050 Fund	255,919,891	151,450,441
Target 2055 Fund	11,485,278	6,796,855

*	Each Fund seeks to achieve its investment objective by investing all of its investable assets in multiple Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the year ended February 28, 2013, the Funds paid the following amounts in commitment fees:

Commitment fee
Target Today Fund	$2,348
Target 2010 Fund	2,084
Target 2015 Fund	2,025
Target 2020 Fund	5,584
Target 2025 Fund	6,136
Target 2030 Fund	6,354
Target 2035 Fund	2,761
Target 2040 Fund	4,202
Target 2045 Fund	1,327
Target 2050 Fund	2,554
Target 2055 Fund	53

For the year ended February 28, 2013, there were no borrowings by the Funds under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended February 28, 2013 and February 29, 2012, were as follows:

	Ordinary income		Long-term capital gain
	2013	2012	2013	2012
Target Today Fund	$20,499,746	$21,959,532	$5,974,434	$3,167,607
Target 2010 Fund	16,604,410	18,332,616	8,611,526	0
Target 2015 Fund	17,566,276	14,724,980	7,934,658	5,958,616
Target 2020 Fund	48,600,582	40,897,535	31,287,713	5,421,229
Target 2025 Fund	40,377,037	39,820,886	38,400,099	33,398,946

78	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

	Ordinary income		Long-term capital gain
	2013	2012	2013	2012
Target 2030 Fund	$36,542,379	$31,958,132	$38,546,522	$19,737,082
Target 2035 Fund	16,629,929	10,347,095	14,973,014	9,223,917
Target 2040 Fund	23,509,619	18,076,057	29,337,696	17,114,387
Target 2045 Fund	7,862,619	3,521,383	5,803,090	1,593,389
Target 2050 Fund	16,365,839	11,858,737	17,263,849	16,527,835
Target 2055 Fund	338,172	0	0	0

As of February 28, 2013, the components of distributable earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains (losses)	Capital loss carryforward
Target Today Fund	$1,850,674	$2,226,003	$49,674,978	$0
Target 2010 Fund	2,792,816	1,792,218	62,410,093	0
Target 2015 Fund	3,154,743	3,342,526	64,119,241	0
Target 2020 Fund	3,475,935	14,192,757	218,837,704	0
Target 2025 Fund	5,094,155	12,225,099	219,226,826	0
Target 2030 Fund	9,090,713	11,007,463	248,618,178	0
Target 2035 Fund	2,566,570	7,206,572	125,180,350	0
Target 2040 Fund	6,189,374	9,508,017	196,142,646	0
Target 2045 Fund	1,071,996	4,200,727	68,192,568	0
Target 2050 Fund	2,480,000	7,524,782	129,375,432	0
Target 2055 Fund	60,940	0	3,555,981	(130,406)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

10. SUBSEQUENT DISTRIBUTIONS

On March 25, 2013, the Funds declared distributions from net investment income to shareholders of record on March 22, 2013. The per share amounts payable on March 26, 2013 were as follows:

Net investment income	Target 2015 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Class A	$0.03434	$0.01921	$0.02511	$0.02032	$0.01495	$0.01750	$0.01754
Class B	N/A	N/A	0.00017	N/A	N/A	N/A	N/A
Class C	N/A	N/A	0.00231	N/A	N/A	0.00319	N/A

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	79

Net investment income	Target 2015 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Class R4	$0.03856	$0.02609	$0.03932	$0.02539	$0.02091	$0.02385	$0.02181
Administrator Class	0.03225	0.01973	0.03035	0.01911	0.01528	0.01877	0.01795
Institutional Class	0.03963	0.02687	0.04133	0.02618	0.02240	0.02556	0.02382
Investor Class	0.03087	0.01850	0.02839	0.01782	0.01402	0.01748	0.01702

These distributions are not reflected in the accompanying financial statements.

80	Wells Fargo Advantage Dow Jones Target Date Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, and the Wells Fargo Advantage Dow Jones Target 2055 Fund, eleven of the funds constituting the Wells Fargo Funds Trust (the “Funds”), as of February 28, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended (except for the Wells Fargo Advantage Dow Jones Target 2055 Fund which is for the year then ended and for the period from June 30, 2011 (commencement of operations) through February 29, 2012). These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included agreement of investments owned as of February 28, 2013 to the Master Portfolios’ records (see note 1). An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of the Wells Fargo Funds Trust as of February 28, 2013, the results of its operations for the year then ended, changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods noted in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 26, 2013

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	81

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/diversifiedfixedincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 27.69%
FHLB	2.75-6.00%	5-1-2014 to 1-1-2043	$110,676,502	$118,942,203	2.23%
FHLB	3.00	3-1-2028	14,000,000	14,682,500	0.28
FHLMC	0.42-6.75	3-1-2014 to 3-1-2043	226,393,653	244,100,385	4.59
FHLMC	3.50	2-1-2042	16,131,004	17,034,052	0.32
FHLMC %%	3.50	3-1-2043	18,500,000	19,476,792	0.37
FHLMC	4.50	2-1-2040	10,104,369	11,009,195	0.21
FNMA	0.00-7.25	3-13-2013 to 3-1-2043	492,979,724	529,983,930	9.95
FNMA	3.00	10-1-2021	10,610,860	11,230,932	0.21
FNMA	3.00	9-1-2027	11,196,449	11,805,255	0.22
FNMA %%	3.00	3-1-2028	26,000,000	27,365,000	0.51
FNMA %%	3.00	3-1-2043	20,000,000	20,706,250	0.39
FNMA	3.50	12-1-2026	13,288,613	14,096,311	0.26
FNMA	3.50	9-1-2042	10,023,325	10,620,250	0.20
FNMA	3.50	9-1-2042	14,576,712	15,490,360	0.29
FNMA %%	3.50	3-1-2043	36,500,000	38,598,750	0.73
FNMA	4.50	5-1-2029	9,836,158	10,608,779	0.20
FNMA	4.50	2-1-2041	11,388,515	12,311,544	0.23
FNMA	5.00	7-1-2040	10,543,662	11,660,395	0.22
GNMA	3.00-7.00	11-15-2023 to 3-1-2043	236,396,342	259,109,231	4.87
GNMA	3.00	11-15-2042	9,885,989	10,376,978	0.19
GNMA	3.00	1-20-2043	9,978,022	10,464,229	0.20
GNMA	3.50	6-15-2042	13,132,967	14,169,533	0.27
GNMA %%	3.50	3-1-2043	17,500,000	18,858,984	0.35
GNMA %%	4.50	3-1-2043	11,000,000	12,015,782	0.23
Other securities				9,068,384	0.17

Total Agency Securities (Cost $1,426,042,571)				1,473,786,004	27.69

Corporate Bonds and Notes: 21.06%

Consumer Discretionary: 1.97%

Auto Components: 0.04%
Other securities				2,353,176	0.04

Automobiles: 0.04%
Other securities				2,231,388	0.04

Diversified Consumer Services: 0.06%
Other securities				3,143,637	0.06

Hotels, Restaurants & Leisure: 0.16%
Other securities				8,797,115	0.16

Household Durables: 0.03%
Other securities				1,468,571	0.03

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Internet & Catalog Retail: 0.04%
Other securities	$1,901,700	0.04%

Leisure Equipment & Products: 0.02%
Other securities	1,018,952	0.02

Media: 1.22%
Other securities	64,972,387	1.22

Multiline Retail: 0.17%
Other securities	8,906,832	0.17

Specialty Retail: 0.18%
Other securities	9,613,079	0.18

Textiles, Apparel & Luxury Goods: 0.01%
Other securities	582,358	0.01

Consumer Staples: 1.97%

Beverages: 0.54%
Other securities	29,093,571	0.54

Food & Staples Retailing: 0.48%
Other securities	25,512,198	0.48

Food Products: 0.49%
Other securities	26,006,074	0.49

Household Products: 0.17%
Other securities	9,014,875	0.17

Personal Products: 0.02%
Other securities	1,127,085	0.02

Tobacco: 0.27%
Other securities	14,269,016	0.27

Energy: 1.68%

Energy Equipment & Services: 0.14%
Other securities	7,294,460	0.14

Oil, Gas & Consumable Fuels: 1.54%
Other securities	81,953,804	1.54

Financials: 7.52%

Capital Markets: 1.38%
Other securities	73,474,079	1.38

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	83

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Commercial Banks: 1.00%
Wachovia Bank NA (l)	5.85%	2/1/2037	$1,000,000	$1,223,900	0.02%
Wachovia Bank NA (l)	6.60	1/15/2038	600,000	803,168	0.02
Wachovia Corporation (l)	5.25	8/1/2014	1,000,000	1,061,658	0.02
Wachovia Corporation (l)	5.50	8/1/2035	700,000	790,024	0.01
Wachovia Corporation (l)	5.63	10/15/2016	1,200,000	1,373,980	0.03
Wachovia Corporation (l)	5.75	6/15/2017	1,000,000	1,176,842	0.02
Wachovia Corporation (l)	5.75	2/1/2018	1,000,000	1,193,518	0.02
Wells Fargo & Company (l)	1.25	2/13/2015	1,500,000	1,514,177	0.03
Wells Fargo & Company (l)	1.50	7/1/2015	750,000	763,481	0.01
Wells Fargo & Company (l)	2.63	12/15/2016	1,000,000	1,055,546	0.02
Wells Fargo & Company (l)	3.50	3/8/2022	1,000,000	1,055,066	0.02
Wells Fargo & Company (l)	3.68	6/15/2016	1,000,000	1,084,536	0.02
Wells Fargo & Company (l)	3.75	10/1/2014	1,500,000	1,575,567	0.03
Wells Fargo & Company (l)	4.60	4/1/2021	1,250,000	1,427,633	0.03
Wells Fargo & Company (l)	5.63	12/11/2017	1,500,000	1,781,370	0.03
Wells Fargo Bank NA (l)	5.95	8/26/2036	350,000	432,089	0.01
Wells Fargo Capital X (l)	5.95	12/1/2086	500,000	510,000	0.01
Other securities				34,461,367	0.65

				53,283,922	1.00

Consumer Finance: 0.92%
Other securities				49,103,666	0.92

Diversified Financial Services: 2.67%
Other securities				141,919,954	2.67

Insurance: 1.00%
Other securities				53,291,344	1.00

Real Estate Management & Development: 0.02%
Other securities				1,044,338	0.02

REITs: 0.52%
Other securities				27,628,491	0.52

Thrifts & Mortgage Finance: 0.01%
Other securities				258,787	0.01

Health Care: 1.76%

Biotechnology: 0.24%
Other securities				12,888,704	0.24

Health Care Equipment & Supplies: 0.22%
Other securities				11,699,577	0.22

Health Care Providers & Services: 0.50%
Other securities				26,766,780	0.50

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Life Sciences Tools & Services: 0.06%
Other securities	$3,157,206	0.06%

Pharmaceuticals: 0.74%
Other securities	39,280,669	0.74

Industrials: 1.59%

Aerospace & Defense: 0.43%
Other securities	23,045,664	0.43

Air Freight & Logistics: 0.08%
Other securities	4,371,391	0.08

Airlines: 0.06%
Other securities	3,338,089	0.06

Building Products: 0.01%
Other securities	333,426	0.01

Commercial Services & Supplies: 0.22%
Other securities	11,574,360	0.22

Construction & Engineering: 0.01%
Other securities	520,085	0.01

Electrical Equipment: 0.10%
Other securities	5,108,859	0.10

Industrial Conglomerates: 0.14%
Other securities	7,432,048	0.14

Machinery: 0.22%
Other securities	11,679,982	0.22

Professional Services: 0.01%
Other securities	632,917	0.01

Road & Rail: 0.31%
Other securities	16,497,289	0.31

Information Technology: 1.14%

Communications Equipment: 0.15%
Other securities	7,911,796	0.15

Computers & Peripherals: 0.19%
Other securities	10,091,089	0.19

Electronic Equipment, Instruments & Components: 0.06%
Other securities	3,208,129	0.06

Internet Software & Services: 0.04%
Other securities	2,281,737	0.04

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	85

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

IT Services: 0.21%
Other securities	$11,451,242	0.21%

Office Electronics: 0.07%
Other securities	3,539,488	0.07

Semiconductors & Semiconductor Equipment: 0.14%
Other securities	7,401,546	0.14

Software: 0.28%
Other securities	15,074,487	0.28

Materials: 0.82%

Chemicals: 0.42%
Other securities	22,189,879	0.42

Construction Materials: 0.00%
Other securities	141,687	0.00

Containers & Packaging: 0.02%
Other securities	874,910	0.02

Metals & Mining: 0.28%
Other securities	15,094,248	0.28

Paper & Forest Products: 0.10%
Other securities	5,234,302	0.10

Telecommunication Services: 0.79%

Diversified Telecommunication Services: 0.79%
Other securities	41,970,961	0.79

Utilities: 1.82%

Electric Utilities: 1.41%
Other securities	75,318,835	1.41

Gas Utilities: 0.11%
Other securities	5,658,762	0.11

Independent Power Producers & Energy Traders: 0.03%
Other securities	1,455,006	0.03

Multi-Utilities: 0.25%
Other securities	13,595,945	0.25

Water Utilities: 0.02%
Other securities	897,125	0.02

Total Corporate Bonds and Notes (Cost $1,025,669,851)	1,120,983,079	21.06

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets
Foreign Government Bonds @: 24.50%
France Government Bond (EUR)	1.00-8.50%	4-25-2014 to 4-25-2060	68,350,000	$102,734,606	1.93%
Germany Government Bond (EUR)	1.50-6.50	7-4-2014 to 7-4-2044	53,605,000	83,558,613	1.57
Italy Buoni Poliennali del Tesoro (EUR)	2.50-9.00	4-1-2014 to 9-1-2040	89,580,000	120,076,071	2.26
Japan Government Five Year Bond Series 66 (JPY)	0.40	9-20-2016	1,525,000,000	16,646,932	0.31
Spain Government Bond (EUR)	2.75-6.00	4-30-2014 to 7-30-2041	44,602,000	58,745,916	1.11
United Kingdom Gilt (GBP)	4.75	12-7-2030	5,650,000	10,895,707	0.20
Other securities				911,170,169	17.12

Total Foreign Government Bonds (Cost $1,321,276,180)				1,303,828,014	24.50

U.S. Treasury Securities: 22.01%
U.S. Treasury Bond	2.75-8.00	11-15-2024 to 1-22-2044	$105,500,000	126,701,467	2.38
U.S. Treasury Bond	4.25	11-15-2040	9,500,000	11,751,795	0.22
U.S. Treasury Note	0.25-11.25	3-31-2014 to 11-15-2022	504,420,000	543,785,254	10.22
U.S. Treasury Note «	0.13	12-31-2014	15,000,000	14,971,875	0.28
U.S. Treasury Note	0.25	4-30-2014	15,000,000	15,009,375	0.28
U.S. Treasury Note	0.25	6-30-2014	20,000,000	20,011,720	0.37
U.S. Treasury Note	0.25	9-30-2014	60,000,000	60,028,140	1.12
U.S. Treasury Note	0.25	11-30-2014	20,000,000	20,008,600	0.37
U.S. Treasury Note	0.25	7-15-2015	15,000,000	14,985,930	0.28
U.S. Treasury Note	0.25	8-15-2015	15,000,000	14,983,590	0.28
U.S. Treasury Note	0.25	10-15-2015	15,000,000	14,976,570	0.28
U.S. Treasury Note	0.38	3-15-2015	30,000,000	30,072,660	0.57
U.S. Treasury Note	0.38	4-15-2015	30,000,000	30,072,660	0.57
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,941,872	0.45
U.S. Treasury Note	0.63	11-30-2017	20,100,000	20,024,625	0.38
U.S. Treasury Note	0.75	6-30-2017	15,000,000	15,079,680	0.28
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,209,064	0.23
U.S. Treasury Note	1.25	4-30-2019	12,000,000	12,148,128	0.23
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,543,750	0.29
U.S. Treasury Note	1.63	8-15-2022	14,100,000	13,874,174	0.26
U.S. Treasury Note	2.00	11-15-2021	21,000,000	21,602,112	0.41
U.S. Treasury Note	2.13	8-15-2021	10,000,000	10,425,000	0.20
U.S. Treasury Note	2.25	5-31-2014	13,500,000	13,843,305	0.26
U.S. Treasury Note	2.38	2-28-2015	10,000,000	10,421,880	0.20
U.S. Treasury Note	2.63	8-15-2020	12,000,000	13,091,256	0.25
U.S. Treasury Note	2.63	11-15-2020	10,000,000	10,891,410	0.20
U.S. Treasury Note	3.50	5-15-2020	10,000,000	11,535,978	0.22
U.S. Treasury Note	3.63	8-15-2019	9,500,000	11,006,643	0.21
U.S. Treasury Note	3.63	2-15-2020	13,000,000	15,100,306	0.28
U.S. Treasury Note	3.63	2-15-2021	20,000,000	23,275,000	0.44

Total U.S. Treasury Securities (Cost $1,120,532,803)				1,171,373,819	22.01

Yankee Corporate Bonds and Notes: 3.43%

Consumer Discretionary: 0.04%

Media: 0.04%
Other securities				1,964,575	0.04

Consumer Staples: 0.04%

Beverages: 0.04%
Other securities				1,945,527	0.04

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	87

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Energy: 0.73%

Energy Equipment & Services: 0.04%
Other securities	$2,146,672	0.04%

Oil, Gas & Consumable Fuels: 0.69%
Other securities	36,750,624	0.69

Financials: 1.40%

Capital Markets: 0.05%
Other securities	2,623,394	0.05

Commercial Banks: 0.76%
Other securities	40,150,068	0.76

Diversified Financial Services: 0.55%
Other securities	29,501,331	0.55

Insurance: 0.04%
Other securities	2,302,827	0.04

Real Estate Management & Development: 0.00%
Other securities	140,862	0.00

Health Care: 0.16%

Pharmaceuticals: 0.16%
Other securities	8,441,959	0.16

Industrials: 0.14%

Aerospace & Defense: 0.01%
Other securities	803,050	0.01

Commercial Services & Supplies: 0.02%
Other securities	850,433	0.02

Industrial Conglomerates: 0.06%
Other securities	3,222,771	0.06

Machinery: 0.01%
Other securities	581,462	0.01

Road & Rail: 0.04%
Other securities	1,934,359	0.04

Materials: 0.25%

Chemicals: 0.04%
Other securities	2,011,128	0.04

Metals & Mining: 0.19%
Other securities	10,514,856	0.19

Paper & Forest Products: 0.02%
Other securities	1,001,767	0.02

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name			Value	Percent of net assets

Telecommunication Services: 0.63%

Diversified Telecommunication Services: 0.35%
Other securities			$18,751,277	0.35%

Wireless Telecommunication Services: 0.28%
Other securities			14,755,600	0.28

Utilities: 0.04%

Independent Power Producers & Energy Traders: 0.01%
Other securities			518,357	0.01

Multi-Utilities: 0.02%
Other securities			1,165,898	0.02

Water Utilities: 0.01%
Other securities			279,056	0.01

Total Yankee Corporate Bonds and Notes (Cost $169,539,496)			182,357,853	3.43

	Yield	Shares
Short-Term Investments: 5.40%

Investment Companies: 5.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ## (l)(u)	0.13%	268,012,744	268,012,744	5.03
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.18	19,457,735	19,457,735	0.37

Total Short-Term Investments (Cost $287,470,479)			287,470,479	5.40

Total investments in securities
(Cost $5,350,531,380) *			5,539,799,248	104.09
Other assets and liabilities, net			(217,428,399)	(4.09)

Total net assets			$5,322,370,849	100.00%

%%	Security issued on a when-issued basis.
@	Foreign bond principal is denominated in local currency.
«	All or a portion of this security is on loan.
##	All or a portion of this security has been segregated for when-issued securities.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $5,352,142,227 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$247,933,802
Gross unrealized depreciation	(60,276,781)

Net unrealized appreciation	$187,657,021

The following table shows the percent of total long-term investments by geographic location as of February 28, 2013 (unaudited):

United States	71.12%
Japan	11.37%
United Kingdom	3.74%
France	2.72%
Italy	2.37%
Germany	2.21%
Canada	1.64%
Spain	1.23%
Netherlands	1.03%
Other	2.57%

100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	89

DIVERSIFIED STOCK PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/diversifiedstock.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 96.30%

Consumer Discretionary: 12.32%

Auto Components: 0.89%
Other securities		$73,571,653	0.89%

Automobiles: 1.15%
Toyota Motor Corporation	544,714	28,002,613	0.34
Other securities		66,995,497	0.81

		94,998,110	1.15

Distributors: 0.30%
Other securities		24,991,450	0.30

Diversified Consumer Services: 0.44%
Other securities		36,399,240	0.44

Hotels, Restaurants & Leisure: 1.79%
Other securities		148,093,895	1.79

Household Durables: 0.78%
Other securities		64,697,114	0.78

Internet & Catalog Retail: 0.62%
Amazon.com Incorporated †	82,627	21,835,837	0.26
Other securities		29,735,607	0.36

		51,571,444	0.62

Leisure Equipment & Products: 0.38%
Other securities		31,503,333	0.38

Media: 2.35%
Comcast Corporation Class A	360,000	14,324,400	0.17
Discovery Communications Incorporated Class A †«	191,402	14,035,509	0.17
Other securities		166,154,924	2.01

		194,514,833	2.35

Multiline Retail: 0.62%
Other securities		51,551,298	0.62

Specialty Retail: 1.91%
Home Depot Incorporated	202,530	13,873,305	0.17
Other securities		144,892,418	1.74

		158,765,723	1.91

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 1.09%
Other securities		$90,794,788	1.09%

Consumer Staples: 7.34%

Beverages: 1.68%
Coca-Cola Company	522,566	20,233,756	0.24
PepsiCo Incorporated «	352,863	26,736,430	0.32
Other securities		92,269,063	1.12

		139,239,249	1.68

Food & Staples Retailing: 1.60%
Wal-Mart Stores Incorporated «	226,643	16,041,792	0.19
Other securities		116,390,265	1.41

		132,432,057	1.60

Food Products: 1.99%
Nestle SA	286,403	20,014,293	0.24
Other securities		145,344,924	1.75

		165,359,217	1.99

Household Products: 0.88%
Procter & Gamble Company	623,682	47,512,095	0.57
Other securities		25,789,287	0.31

		73,301,382	0.88

Personal Products: 0.47%
Other securities		39,064,007	0.47

Tobacco: 0.72%
Philip Morris International Incorporated	226,350	20,767,613	0.25
Other securities		38,755,605	0.47

		59,523,218	0.72

Energy: 7.03%

Energy Equipment & Services: 1.35%
Schlumberger Limited	302,805	23,573,369	0.29
Other securities		88,753,327	1.06

		112,326,696	1.35

Oil, Gas & Consumable Fuels: 5.68%
Chevron Corporation	265,123	31,059,159	0.38
Exxon Mobil Corporation	617,631	55,308,856	0.67
Occidental Petroleum Corporation	184,762	15,211,455	0.18
Other securities		368,993,802	4.45

		470,573,272	5.68

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	91

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Financials: 20.97%

Capital Markets: 1.36%
Other securities		$112,500,601	1.36%

Commercial Banks: 7.57%
Australia & New Zealand Banking Group Limited	502,923	14,753,778	0.18
China Construction Bank	17,282,990	14,262,099	0.17
Commonwealth Bank of Australia	295,612	20,312,379	0.25
HSBC Holdings plc	1,621,308	17,989,555	0.22
Mitsubishi UFJ Financial Group Incorporated	2,600,970	14,395,270	0.17
National Australia Bank Limited	425,808	13,135,242	0.16
Wells Fargo & Company (l)	663,220	23,265,758	0.28
Westpac Banking Corporation	569,532	17,900,408	0.22
Other securities		491,280,101	5.92

		627,294,590	7.57

Consumer Finance: 0.27%
Other securities		22,832,482	0.27

Diversified Financial Services: 1.96%
Bank of America Corporation	2,458,566	27,609,696	0.33
Citigroup Incorporated	397,277	16,673,716	0.20
JPMorgan Chase & Company	514,977	25,192,675	0.31
Other securities		92,836,822	1.12

		162,312,909	1.96

Insurance: 3.64%
Other securities		301,545,659	3.64

Real Estate Management & Development: 1.03%
Other securities		85,835,425	1.03

REITs: 4.89%
Other securities		405,153,309	4.89

Thrifts & Mortgage Finance: 0.25%
Other securities		20,633,915	0.25

Health Care: 9.03%

Biotechnology: 1.56%
Other securities		129,179,908	1.56

Health Care Equipment & Supplies: 1.54%
Other securities		127,621,816	1.54

Health Care Providers & Services: 1.89%
Other securities		156,451,516	1.89

Health Care Technology: 0.22%
Other securities		18,646,716	0.22

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Life Sciences Tools & Services: 0.54%
Other securities		$44,389,828	0.54%

Pharmaceuticals: 3.28%
Johnson & Johnson Services Incorporated «	375,476	28,577,478	0.35
Merck & Company Incorporated «	411,858	17,598,692	0.21
Novartis AG	240,344	16,321,237	0.20
Pfizer Incorporated	997,450	27,300,207	0.33
Roche Holding AG Genusschein	62,397	14,292,794	0.17
Other securities		167,871,149	2.02

		271,961,557	3.28

Industrials: 12.18%

Aerospace & Defense: 1.20%
United Technologies Corporation	192,359	17,418,107	0.21
Other securities		82,238,761	0.99

		99,656,868	1.20

Air Freight & Logistics: 0.57%
United Parcel Service Incorporated Class B	163,200	13,488,480	0.16
Other securities		33,678,510	0.41

		47,166,990	0.57

Airlines: 0.43%
Other securities		35,974,044	0.43

Building Products: 0.51%
Other securities		42,157,398	0.51

Commercial Services & Supplies: 1.12%
Other securities		93,135,831	1.12

Construction & Engineering: 0.72%
Other securities		59,801,362	0.72

Electrical Equipment: 0.89%
Other securities		73,708,771	0.89

Electronic Equipment, Instruments & Components: 0.00%
Other securities		1,327	0.00

Industrial Conglomerates: 1.02%
General Electric Company	1,420,607	32,986,495	0.40
Other securities		51,711,421	0.62

		84,697,916	1.02

Machinery: 2.85%
Caterpillar Incorporated «	149,200	13,781,604	0.17
Other securities		222,292,727	2.68

		236,074,331	2.85

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	93

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Marine: 0.16%
Other securities		$12,874,031	0.16%

Professional Services: 0.50%
Other securities		41,374,683	0.50

Road & Rail: 1.15%
Union Pacific Corporation	107,300	14,711,903	0.18
Other securities		80,422,139	0.97

		95,134,042	1.15

Trading Companies & Distributors: 0.87%
Other securities		71,975,597	0.87

Transportation Infrastructure: 0.19%
Other securities		15,717,895	0.19

Information Technology: 14.30%

Communications Equipment: 1.28%
Cisco Systems Incorporated	1,211,049	25,250,372	0.31
QUALCOMM Incorporated	388,697	25,510,184	0.31
Other securities		55,358,974	0.66

		106,119,530	1.28

Computers & Peripherals: 2.13%
Apple Incorporated	214,588	94,719,143	1.14
Other securities		82,150,141	0.99

		176,869,284	2.13

Electronic Equipment, Instruments & Components: 1.35%
Other securities		111,959,182	1.35

Internet Software & Services: 1.74%
eBay Incorporated †	265,608	14,523,445	0.18
Google Incorporated Class A †	60,742	48,666,490	0.59
Other securities		80,723,879	0.97

		143,913,814	1.74

IT Services: 2.39%
International Business Machines Corporation	242,246	48,650,264	0.59
Visa Incorporated «	118,911	18,864,041	0.23
Other securities		130,665,963	1.57

		198,180,268	2.39

Office Electronics: 0.23%
Other securities		18,613,741	0.23

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Semiconductors & Semiconductor Equipment: 2.72%
Intel Corporation «	674,134	$14,055,694	0.17%
Samsung Electronics Company Limited	25,419	36,244,948	0.44
Taiwan Semiconductor Manufacturing Company Limited	3,873,298	13,660,564	0.17
Other securities		161,683,541	1.94

		225,644,747	2.72

Software: 2.46%
Microsoft Corporation	1,026,171	28,527,554	0.34
Oracle Corporation	857,415	29,375,038	0.35
Other securities		146,213,159	1.77

		204,115,751	2.46

Materials: 6.17%

Chemicals: 2.64%
Other securities		218,747,275	2.64

Construction Materials: 0.46%
Other securities		38,023,062	0.46

Containers & Packaging: 0.35%
Other securities		28,834,075	0.35

Metals & Mining: 2.34%
BHP Billiton Limited	589,538	22,322,956	0.27
Other securities		172,136,924	2.07

		194,459,880	2.34

Paper & Forest Products: 0.38%
Other securities		31,610,080	0.38

Telecommunication Services: 2.68%

Diversified Telecommunication Services: 1.44%
AT&T Incorporated	769,498	27,632,673	0.33
Verizon Communications Incorporated «	386,624	17,989,615	0.22
Other securities		74,273,123	0.89

		119,895,411	1.44

Wireless Telecommunication Services: 1.24%
Other securities		102,667,933	1.24

Utilities: 4.28%

Electric Utilities: 1.80%
Other securities		148,858,587	1.80

Gas Utilities: 0.93%
Other securities		77,243,299	0.93

Independent Power Producers & Energy Traders: 0.16%
Other securities		13,246,102	0.16

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	95

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Multi-Utilities: 1.22%
Other securities	$101,539,237	1.22%

Water Utilities: 0.17%
Other securities	14,115,077	0.17

Total Common Stocks (Cost $6,700,033,246)	7,983,739,631	96.30

Investment Companies: 0.02%
Other securities	1,439,564	0.02

Total Investment Companies (Cost $1,222,618)	1,439,564	0.02

Preferred Stocks: 0.74%

Consumer Discretionary: 0.07%

Automobiles: 0.05%
Other securities	4,252,508	0.05

Media: 0.01%
Other securities	280,144	0.01

Multiline Retail: 0.01%
Other securities	892,325	0.01

Consumer Staples: 0.12%

Beverages: 0.09%
Other securities	7,153,564	0.09

Food & Staples Retailing: 0.01%
Other securities	1,032,494	0.01

Household Products: 0.02%
Other securities	1,451,539	0.02

Energy: 0.12%

Oil, Gas & Consumable Fuels: 0.12%
Other securities	9,540,091	0.12

Financials: 0.23%

Capital Markets: 0.00%
Other securities	47,190	0.00

Commercial Banks: 0.23%
Other securities	19,435,416	0.23

Insurance: 0.00%
Other securities	379	0.00

Materials: 0.15%

Chemicals: 0.02%
Other securities	1,681,348	0.02

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Metals & Mining: 0.13%
Other securities	$11,080,585	0.13%

Telecommunication Services: 0.03%

Diversified Telecommunication Services: 0.03%
Other securities	2,236,170	0.03

Utilities: 0.02%

Electric Utilities: 0.01%
Other securities	1,496,525	0.01

Independent Power Producers & Energy Traders: 0.01%
Other securities	416,018	0.01

Total Preferred Stocks (Cost $61,675,486)	60,996,296	0.74

Rights: 0.00%

Consumer Staples: 0.00%

Beverages: 0.00%
Other securities	2	0.00

Food & Staples Retailing: 0.00%
Other securities	17,779	0.00

Financials: 0.00%

Real Estate Management & Development: 0.00%
Other securities	2,868	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities	202	0.00

Machinery: 0.00%
Other securities	1,965	0.00

Utilities: 0.00%

Electric Utilities: 0.00%
Other securities	17,280	0.00

Total Rights (Cost $0)	40,096	0.00

Warrants: 0.00%

Consumer Discretionary: 0.00%

Distributors: 0.00%
Other securities	608	0.00

Hotels, Restaurants & Leisure: 0.00%
Other securities	4,343	0.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	97

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Media: 0.00%
Other securities			$211	0.00%

Consumer Staples: 0.00%

Food & Staples Retailing: 0.00%
Other securities			6,006	0.00

Food Products: 0.00%
Other securities			2,338	0.00

Energy : 0.00%

Energy Equipment & Services: 0.00%
Other securities			1,517	0.00

Oil, Gas & Consumable Fuels: 0.00%
Other securities			1,393	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities			3,921	0.00

Materials: 0.00%

Metals & Mining: 0.00%
Other securities			282	0.00

Total Warrants (Cost $49,476)			20,619	0.00

	Yield	Shares

Short-Term Investments: 18.85%

Investment Companies: 18.85%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	184,663,171	184,663,171	2.23
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.18	1,377,874,904	1,377,874,904	16.62

Total Short-Term Investments (Cost $1,562,538,075)			1,562,538,075	18.85

Total investments in securities
(Cost $8,325,518,901) *			9,608,774,281	115.91
Other assets and liabilities, net			(1,318,749,995)	(15.91)

Total net assets			$8,290,024,286	100.00%

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED STOCK PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $8,409,096,055 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,639,913,990
Gross unrealized depreciation	(440,235,764)

Net unrealized appreciation	$1,199,678,226

The following table shows percent of total long-term investments by geographic locations as of February 28, 2013 (unaudited):

United States	65.02%
Japan	7.05%
United Kingdom	3.09%
Australia	2.71%
Sourth Korea	1.75%
Canada	1.65%
Switzerland	1.54%
France	1.26%
Brazil	1.20%
Taiwan	1.19%
Germany	1.15%
Hong Kong	1.13%
China	1.01%
Other	10.25%

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	99

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 0.87%
FHLB ±	0.31%	3-7-2013	$1,000,000	$1,000,012
FHLB ±	0.32	3-28-2013	1,000,000	1,000,137
FHLB ±	0.32	5-2-2013	1,000,000	1,000,326
FHLB ±	0.34	4-1-2013	1,000,000	1,000,168
FHLB ±	0.34	5-17-2013	1,000,000	1,000,446

Total Agency Securities (Cost $4,999,945)				5,001,089

Certificates of Deposit: 20.10%
Banco Del Estado De Chile	0.24	4-5-2013	2,000,000	2,000,100
Bank of Montreal	0.19	5-2-2013	1,000,000	1,000,000
Bank of Montreal	0.19	5-8-2013	3,000,000	3,000,000
Bank of Montreal	0.20	5-16-2013	2,000,000	2,000,040
Bank of Montreal	0.23	3-1-2013	3,000,000	3,000,000
Bank of Montreal	0.23	3-5-2013	500,000	500,005
Bank of Montreal	0.23	4-3-2013	3,000,000	3,000,180
Bank of Montreal	0.27	3-25-2013	2,000,000	2,000,160
Bank of Tokyo Mitsubishi LLC	0.16	3-6-2013	3,000,000	3,000,000
Bank of Tokyo Mitsubishi LLC	0.18	3-8-2013	3,000,000	3,000,000
Barclays Bank plc ±	0.79	6-28-2013	1,000,000	1,001,140
Barclays Bank plc ±	0.81	12-12-2013	5,000,000	5,010,000
Barclays Bank plc ±	0.91	9-30-2013	1,000,000	1,002,230
China Construction Bank	0.23	3-6-2013	2,000,000	2,000,020
Credit Agricole	0.19	3-1-2013	9,000,000	9,000,000
DNB Nor Bank ASA	0.30	5-14-2013	1,000,000	1,000,170
Mitsubishi UFJ Trust & Banking Corporation	0.23	5-1-2013	2,000,000	1,999,940
Mitsubishi UFJ Trust & Banking Corporation	0.25	4-10-2013	2,000,000	2,000,140
Mitsubishi UFJ Trust & Banking Corporation	0.25	4-11-2013	2,000,000	2,000,140
Mitsubishi UFJ Trust & Banking Corporation	0.28	5-9-2013	1,000,000	999,464
Mitsubishi UFJ Trust & Banking Corporation	0.29	4-12-2013	2,000,000	1,999,335
Mitsubishi UFJ Trust & Banking Corporation	0.29	5-14-2013	1,000,000	999,415
National Australia Bank Limited ±	1.50	1-30-2014	2,000,000	2,021,760
National Australia Bank Limited ±	1.55	1-17-2014	1,000,000	1,010,660
National Bank of Kuwait	0.18	3-1-2013	3,000,000	3,000,000
Natixis Cayman Islands	0.18	3-1-2013	11,000,000	11,000,000
Nordea Bank plc	0.25	3-28-2013	1,000,000	1,000,090
Norinchukin Bank	0.17	3-4-2013	5,000,000	5,000,000
Norinchukin Bank	0.25	5-6-2013	2,000,000	1,999,920
Norinchukin Bank	0.33	3-6-2013	2,000,000	2,000,040
Overseas Private Investment Corporation ø(i)	0.17	7-9-2026	1,000,000	1,000,000
Royal Bank of Canada ±	0.34	8-12-2013	2,000,000	2,001,040
Royal Bank of Canada ±	0.35	8-6-2013	1,000,000	1,000,490
Royal Bank of Canada ±	0.35	7-26-2013	2,000,000	2,000,660
Skandinaviska Enskilda Banken AG ±	0.58	12-3-2013	4,000,000	4,004,000
Societe Generale (New York)	0.38	4-10-2013	2,000,000	2,000,340
Societe Generale (New York)	0.38	4-11-2013	2,000,000	2,000,340
Standard Chartered Bank & Trust	0.24	5-3-2013	2,000,000	2,000,000
Standard Chartered Bank & Trust	0.27	6-4-2013	2,000,000	2,000,000
State Street Bank & Trust	0.22	3-7-2013	2,000,000	2,000,060
Sumitomo Mitsui Banking Corporation	0.25	4-8-2013	1,000,000	1,000,050

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2013

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Sumitomo Mitsui Banking Corporation	0.25%	4-11-2013	$2,000,000	$2,000,120
Sumitomo Mitsui Banking Corporation	0.25	4-12-2013	1,000,000	1,000,060
Swedbank	0.17	3-1-2013	4,000,000	4,000,000
Toronto-Dominion Bank	0.19	5-8-2013	1,000,000	1,000,020
Toronto-Dominion Bank ±	0.25	11-15-2013	2,000,000	1,999,720
Toronto-Dominion Bank ±	0.30	7-26-2013	1,000,000	1,000,580
Toronto-Dominion Bank ±	0.30	10-21-2013	2,000,000	2,001,060
Toronto-Dominion Bank	0.31	9-13-2013	1,000,000	1,000,400
Westpac Banking Corporation	0.16	3-26-2013	2,000,000	2,000,020

Total Certificates of Deposit (Cost $115,530,220)				115,553,909

Commercial Paper: 50.96%
ABN AMRO Funding LLC 144A (z)	0.25	5-1-2013	3,000,000	2,998,800
Alpine Securitzation 144A (z)	0.18	3-13-2013	2,000,000	1,999,880
Alpine Securitzation 144A (z)	0.18	3-19-2013	1,000,000	999,910
Alpine Securitzation 144A (z)	0.18	3-20-2013	2,000,000	1,999,820
Alpine Securitzation 144A (z)	0.18	4-2-2013	2,000,000	1,999,680
Alpine Securitzation 144A (z)	0.18	4-3-2013	2,000,000	1,999,680
Anglesea Funding plc 144A (z)	0.40	3-4-2013	1,000,000	999,980
Anglesea Funding plc 144A (z)	0.40	3-5-2013	1,000,000	999,970
Anglesea Funding plc 144A (z)	0.42	4-3-2013	1,000,000	999,820
ANZ National Limited 144A (z)	0.20	4-24-2013	1,000,000	999,750
ASB Finance Limited 144A (z)	0.25	3-27-2013	1,000,000	999,820
ASB Finance Limited ±144A	0.38	4-8-2013	1,000,000	1,000,130
ASB Finance Limited ±144A	0.40	7-23-2013	1,000,000	1,000,230
ASB Finance Limited ±144A	0.44	9-5-2013	1,000,000	1,000,550
Australia & New Zealand Banking Group ±144A	0.34	11-18-2013	1,000,000	1,000,260
Banco De Credito E Inversiones 144A (z)	0.65	5-2-2013	2,000,000	1,999,180
Barclays Bank plc 144A (z)	0.35	5-29-2013	2,000,000	1,999,060
Bedford Row Funding Corporation 144A (z)	0.35	8-1-2013	1,000,000	998,430
BNZ International Funding Limited 144A (z)	0.24	3-5-2013	1,000,000	999,980
BNZ International Funding Limited ±144A	0.40	11-1-2013	2,000,000	1,999,820
BNZ International Funding Limited ±144A	0.41	10-2-2013	1,000,000	1,000,050
BPCE 144A (z)	0.37	4-1-2013	2,000,000	1,999,660
BPCE 144A (z)	0.37	4-9-2013	1,000,000	999,780
Caisse Centrale Desjardins du Quebec 144A (z)	0.21	5-9-2013	2,000,000	1,999,060
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	5-21-2013	2,000,000	1,998,860
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	5-28-2013	1,000,000	999,360
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	3-13-2013	1,000,000	999,940
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	5-14-2013	1,000,000	999,490
Caisse Centrale Desjardins du Quebec 144A (z)	0.25	3-4-2013	2,000,000	1,999,960
Caisse Centrale Desjardins du Quebec 144A (z)	0.25	3-5-2013	1,000,000	999,980
Charta LLC 144A (z)	0.18	3-27-2013	1,000,000	999,810

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	101

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Charta LLC 144A (z)	0.22%	3-15-2013	$2,000,000	$1,999,800
CNPC Finance 144A (z)	0.30	3-28-2013	1,000,000	999,850
CNPC Finance 144A (z)	0.35	5-6-2013	1,000,000	999,560
CNPC Finance 144A (z)	0.36	3-11-2013	1,000,000	999,950
CNPC Finance 144A (z)	0.36	4-23-2013	1,000,000	999,670
CNPC Finance 144A (z)	0.37	3-14-2013	2,000,000	1,999,860
CNPC Finance 144A (z)	0.38	4-17-2013	1,000,000	999,730
CNPC Finance 144A(z)	0.39	3-19-2013	2,000,000	1,999,820
Collateralized Commercial Paper Company LLC (z)	0.30	5-22-2013	2,000,000	1,998,840
Collateralized Commercial Paper Company LLC 144A (z)	0.30	6-5-2013	1,000,000	999,270
Collateralized Commercial Paper Company LLC (z)	0.32	4-10-2013	2,000,000	1,999,560
Collateralized Commercial Paper Company LLC 144A (z)	0.33	5-6-2013	2,000,000	1,999,120
Collateralized Commercial Paper Company LLC (z)	0.41	6-3-2013	3,000,000	2,997,870
Commonwealth Bank of Australia 144A (z)	0.22	5-6-2013	1,000,000	999,690
Commonwealth Bank of Australia ±144A	0.34	11-14-2013	2,000,000	1,999,960
Commonwealth Bank of Australia ±144A	0.36	11-29-2013	1,000,000	999,930
Concord Minutemen Capital Company 144A (z)	0.30	3-11-2013	1,000,000	999,920
Concord Minutemen Capital Company 144A (z)	0.31	3-5-2013	1,000,000	999,970
CPPIB Capital Incorporated 144A (z)	0.17	3-27-2013	1,000,000	999,880
CPPIB Capital Incorporated 144A (z)	0.17	4-3-2013	2,000,000	1,999,660
CPPIB Capital Incorporated 144A (z)	0.18	4-22-2013	1,000,000	999,690
CPPIB Capital Incorporated 144A (z)	0.20	3-26-2013	1,000,000	999,880
CPPIB Capital Incorporated 144A (z)	0.20	4-4-2013	1,000,000	999,830
CPPIB Capital Incorporated 144A (z)	0.21	3-5-2013	1,000,000	999,980
CPPIB Capital Incorporated 144A (z)	0.21	3-14-2013	2,000,000	1,999,900
CPPIB Capital Incorporated 144A (z)	0.22	3-20-2013	2,000,000	1,999,840
CPPIB Capital Incorporated 144A (z)	0.23	4-2-2013	1,000,000	999,840
CRC Funding LLC 144A (z)(p)	0.22	3-1-2013	1,000,000	999,990
Credit Agricole North America Incorporated (z)	0.38	4-8-2013	2,000,000	1,999,500
Credit Agricole North America Incorporated (z)	0.38	4-9-2013	2,000,000	1,999,480
Credit Suisse (New York) (z)	0.25	5-23-2013	3,000,000	2,998,590
Credit Suisse (New York) (z)	0.26	3-21-2013	3,000,000	2,999,700
Credit Suisse (New York) (z)	0.26	3-25-2013	1,000,000	999,880
Credit Suisse (New York) (z)	0.26	3-28-2013	2,000,000	1,999,720
Deutsche Bank Financial LLC (z)	0.25	5-13-2013	2,000,000	1,998,980
DNB Nor Bank ASA 144A (z)	0.24	5-21-2013	2,000,000	1,999,060
DNB Nor Bank ASA 144A (z)	0.25	5-7-2013	2,000,000	1,999,300
DNB Nor Bank ASA ±144A	0.46	9-20-2013	3,000,000	3,002,550
Gotham Funding Corporation 144A (z)(p)	0.21	4-5-2013	2,000,000	1,999,620
Gotham Funding Corporation 144A (z)(p)	0.21	4-8-2013	1,000,000	999,790
Gotham Funding Corporation 144A (z)(p)	0.21	4-12-2013	1,000,000	999,760
Gotham Funding Corporation 144A (z)(p)	0.21	4-24-2013	1,000,000	999,680
Gotham Funding Corporation 144A (z)(p)	0.23	3-12-2013	1,000,000	999,940
Gotham Funding Corporation 144A (z)(p)	0.24	3-21-2013	1,000,000	999,890
Gotham Funding Corporation 144A (z)(p)	0.25	3-4-2013	1,000,000	999,980
Gotham Funding Corporation 144A (z)(p)	0.25	3-7-2013	3,000,000	2,999,880
Govco LLC 144A (z)(p)	0.18	3-15-2013	2,000,000	1,999,780
Govco LLC 144A (z)(p)	0.18	3-27-2013	1,000,000	999,810
Govco LLC 144A (z)(p)	0.21	3-8-2013	1,000,000	999,940
Govco LLC 144A (z)(p)	0.21	3-22-2013	1,000,000	999,840

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2013

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Govco LLC 144A (z)(p)	0.22%	3-14-2013	$1,000,000	$999,900
HSBC Bank plc ±144A	0.44	10-15-2013	2,000,000	2,001,300
HSBC Bank plc ±144A	0.44	10-1-2013	2,000,000	2,001,180
JPMorgan Chase & Company ±	0.35	3-6-2013	2,000,000	2,000,000
Legacy Capital Company 144A (z)(p)	0.34	5-7-2013	2,000,000	1,999,180
Legacy Capital Company 144A (z)(p)	0.38	4-18-2013	1,000,000	999,720
Lexington Parker Capital Company LLC 144A (z)(p)	0.34	5-10-2013	2,000,000	1,998,480
Lexington Parker Capital Company LLC 144A (z)(p)	0.38	4-18-2013	2,000,000	1,999,080
Liberty Street Funding LLC 144A (z)(p)	0.18	3-1-2013	2,000,000	1,999,980
Liberty Street Funding LLC 144A (z)(p)	0.18	3-11-2013	1,000,000	999,940
Liberty Street Funding LLC 144A (z)(p)	0.18	3-12-2013	1,000,000	999,940
Liberty Street Funding LLC 144A (z)(p)	0.18	3-13-2013	1,000,000	999,930
Liberty Street Funding LLC 144A (z)(p)	0.18	3-14-2013	1,000,000	999,930
Liberty Street Funding LLC 144A (z)(p)	0.18	3-28-2013	1,000,000	999,852
Liberty Street Funding LLC 144A (z)(p)	0.19	4-23-2013	1,000,000	999,690
Liberty Street Funding LLC 144A (z)(p)	0.20	4-2-2013	1,000,000	999,820
Liberty Street Funding LLC 144A (z)(p)	0.25	3-25-2013	1,000,000	999,870
Lloyds Bank Plc (z)	0.17	3-1-2013	12,000,000	11,999,947
Los Angeles County CA Metropolitan Transportation Authority	0.23	4-4-2013	1,000,000	1,000,000
Manhattan Asset Funding Company LLC 144A (z)	0.19	3-4-2013	1,000,000	999,980
Manhattan Asset Funding Company LLC 144A (z)	0.19	3-5-2013	1,000,000	999,970
Market Street Funding Corporation 144A (z)	0.22	4-9-2013	1,000,000	999,820
Market Street Funding Corporation 144A (z)	0.22	4-16-2013	1,000,000	999,780
Market Street Funding Corporation 144A (z)	0.23	3-11-2013	1,000,000	999,950
Motiva Enterprises LLC (z)	0.18	3-11-2013	1,000,000	999,950
Motiva Enterprises LLC (z)	0.18	3-26-2013	1,000,000	999,870
Natexis US Finance Company LLC (z)	0.37	4-2-2013	3,000,000	2,999,400
Nationwide Building Society 144A (z)	0.29	6-25-2013	1,000,000	999,160
Nationwide Building Society 144A (z)	0.30	3-27-2013	1,000,000	999,850
Nationwide Building Society 144A (z)	0.30	3-28-2013	2,000,000	1,999,680
Nationwide Building Society 144A (z)	0.30	4-9-2013	1,000,000	999,770
Nationwide Building Society 144A (z)	0.30	5-13-2013	1,000,000	999,550
Nationwide Building Society 144A (z)	0.31	4-12-2013	2,000,000	1,999,500
Nationwide Building Society 144A (z)	0.55	4-4-2013	1,000,000	999,800
Northern Pines Funding LLC 144A (z)	0.19	3-1-2013	1,000,000	999,996
Oakland Alameda County CA Series A-2	0.20	3-15-2013	1,000,000	1,000,010
Old Line Funding LLC 144A (z)(p)	0.21	6-5-2013	1,000,000	999,680
Oversea-Chinese Banking Corporation Limited (z)	0.19	3-25-2013	1,000,000	999,879
Oversea-Chinese Banking Corporation Limited (z)	0.19	3-28-2013	2,000,000	1,999,720
Oversea-Chinese Banking Corporation Limited (z)	0.19	4-29-2013	1,000,000	999,680
Oversea-Chinese Banking Corporation Limited (z)	0.20	4-30-2013	1,000,000	999,680
Oversea-Chinese Banking Corporation Limited (z)	0.20	5-28-2013	4,000,000	3,998,040
Oversea-Chinese Banking Corporation Limited (z)	0.20	5-29-2013	2,000,000	1,999,000
Prudential plc 144A (z)	0.27	4-29-2013	3,000,000	2,998,860
PSP Capital Incorporated 144A (z)	0.18	5-14-2013	2,000,000	1,999,100
PSP Capital Incorporated 144A (z)	0.18	5-15-2013	2,000,000	1,999,080
Regency Markets No. 1 LLC 144A (z)(p)	0.18	3-6-2013	1,000,000	999,970
Regency Markets No. 1 LLC 144A (z)(p)	0.18	3-14-2013	1,000,000	999,930
Regency Markets No. 1 LLC 144A (z)(p)	0.18	3-15-2013	1,000,000	999,920
Regency Markets No. 1 LLC 144A (z)(p)	0.18	3-18-2013	1,000,000	999,900
Regency Markets No. 1 LLC 144A (z)(p)	0.18	3-20-2013	3,000,000	2,999,670
Regency Markets No. 1 LLC 144A (z)(p)	0.18	3-27-2013	3,000,000	2,999,572

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	103

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Ridgefield Funding Company 144A (z)	0.38%	4-22-2013	$1,000,000	$999,740
San Francisco CA City & County Public Utilities Commission	0.22	5-21-2013	1,000,000	1,000,000
San Francisco CA City & County Public Utilities Commission	0.23	5-20-2013	1,000,000	1,000,000
SBAB Bank AB 144A (z)	0.30	4-2-2013	1,000,000	999,820
SBAB Bank AB 144A (z)	0.30	5-13-2013	1,000,000	999,500
SBAB Bank AB 144A (z)	0.31	5-22-2013	1,000,000	999,420
Sinochem Company Limited (z)	0.18	3-5-2013	1,000,000	999,980
Skandinaviska Enskilda Banken AG 144A (z)	0.26	6-18-2013	1,000,000	999,300
Skandinaviska Enskilda Banken AG 144A (z)	0.42	5-15-2013	2,000,000	1,999,240
Skandinaviska Enskilda Banken AG 144A (z)	0.60	7-8-2013	4,000,000	3,996,320
Societe Generale (North America) (z)	0.37	4-2-2013	2,000,000	1,999,600
Societe Generale (North America) (z)	0.38	4-3-2013	1,000,000	999,800
State Street Corporation (z)	0.18	4-22-2013	2,000,000	1,999,560
State Street Corporation (z)	0.18	5-1-2013	1,000,000	999,740
State Street Corporation (z)	0.22	3-12-2013	2,000,000	1,999,900
Straight-A Funding LLC 144A (z)(p)	0.19	3-8-2013	1,000,000	999,980
Sumitomo Trust & Banking Company 144A (z)	0.15	3-5-2013	3,000,000	2,999,940
Suncorp Group Limited 144A (z)	0.44	3-12-2013	1,000,000	999,940
Suncorp Group Limited 144A (z)	0.44	3-18-2013	1,000,000	999,910
Suncorp Group Limited 144A (z)	0.44	4-30-2013	1,000,000	999,610
Suncorp Group Limited 144A (z)	0.45	3-11-2013	1,000,000	999,950
Surrey Funding Corporation 144A (z)	0.20	4-4-2013	1,000,000	999,830
Surrey Funding Corporation 144A (z)	0.25	5-8-2013	1,000,000	999,620
Surrey Funding Corporation 144A (z)	0.31	3-8-2013	1,000,000	999,960
Swedbank (z)	0.25	3-26-2013	1,000,000	999,870
Swedbank (z)	0.26	3-25-2013	2,000,000	1,999,740
Swedbank (z)	0.26	3-27-2013	1,000,000	999,860
Swedbank (z)	0.28	3-20-2013	1,000,000	999,900
Swedbank (z)	0.34	8-1-2013	1,000,000	999,030
Swedbank (z)	0.49	7-3-2013	1,000,000	999,270
Swedbank (z)	0.50	7-1-2013	2,000,000	1,998,560
Swedbank (z)	0.50	7-2-2013	1,000,000	999,270
Sydney Capital Corporation 144A (z)(p)	0.25	3-12-2013	1,000,000	999,950
Sydney Capital Corporation 144A (z)(p)	0.25	4-9-2013	1,000,000	999,810
Sydney Capital Corporation 144A (z)(p)	0.28	3-14-2013	1,000,000	999,940
Thunder Bay Funding LLC 144A (z)(p)	0.21	6-5-2013	1,000,000	999,460
Thunder Bay Funding LLC 144A (z)(p)	0.21	6-17-2013	1,000,000	999,390
Toyota Credit Canada Incorporated (z)	0.25	3-15-2013	1,000,000	999,980
Toyota Credit Canada Incorporated (z)	0.25	3-19-2013	1,000,000	999,970
Toyota Credit de Puerto Rico (z)	0.21	5-10-2013	2,000,000	1,999,620
Toyota Credit de Puerto Rico (z)	0.25	3-22-2013	1,000,000	999,960
Toyota Motor Credit Corporation (z)	0.22	5-23-2013	2,000,000	1,999,300
Toyota Motor Credit Corporation (z)	0.27	3-4-2013	1,000,000	999,990
Toyota Motor Credit Corporation (z)	0.27	3-6-2013	1,000,000	999,990
UBS Finance Delaware LLC (z)	0.22	5-14-2013	3,000,000	2,998,740
UOB Funding LLC (z)	0.24	4-4-2013	1,000,000	999,840
Victory Receivables 144A (z)(p)	0.21	4-4-2013	1,000,000	999,810
Victory Receivables 144A (z)(p)	0.21	4-22-2013	1,000,000	999,700
Victory Receivables 144A (z)(p)	0.21	4-24-2013	3,000,000	2,999,040
Victory Receivables 144A (z)(p)	0.22	3-22-2013	2,000,000	1,999,760
Victory Receivables 144A (z)(p)	0.23	3-5-2013	1,000,000	999,970
Victory Receivables 144A (z)(p)	0.23	3-8-2013	1,000,000	999,960

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2013

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Victory Receivables 144A (z)(p)	0.23%	3-14-2013	$1,000,000	$999,930
Westpac Banking Corporation ±144A	0.34	11-8-2013	2,000,000	2,000,360
Westpac Banking Corporation ±144A	0.35	1-16-2014	2,000,000	1,999,860
Westpac Securities NZ Limited ±144A	0.38	4-8-2013	1,000,000	1,000,160
Westpac Securities NZ Limited ±144A	0.40	10-25-2013	2,000,000	2,000,840
Westpac Securities NZ Limited ±144A	0.46	7-22-2013	1,000,000	1,000,830
Westpac Securities NZ Limited ±144A	0.50	4-15-2013	1,000,000	1,000,540
White Point Funding Incorporated 144A (z)	0.42	3-11-2013	1,000,000	999,940
Working Capital Management Company 144A (z)(p)	0.22	3-18-2013	1,000,000	999,920
Working Capital Management Company 144A (z)(p)	0.22	3-22-2013	1,000,000	999,900
Working Capital Management Company 144A (z)(p)	0.22	3-26-2013	1,000,000	999,880

Total Commercial Paper (Cost $292,912,051)				292,944,186

Corporate Bonds and Notes: 1.36%

Financials: 1.15%

Consumer Finance: 0.70%
Toyota Motor Credit Corporation ±	0.31	12-9-2013	2,000,000	1,999,698
Toyota Motor Credit Corporation ±	0.38	7-19-2013	2,000,000	2,001,336

				4,001,034

Diversified Financial Services: 0.45%
GBG LLC 144Aø	0.12	9-1-2027	179,000	179,000
LTF Real Estate LLC 144Aø	0.27	6-1-2033	380,000	380,000
MetLife Institutional Funding ±144A	0.56	4-3-2013	2,000,000	2,000,206

				2,559,206

Health Care: 0.21%

Health Care Providers & Services: 0.21%
ACTS Retirement Life Communities Incorporated ø	0.22	11-15-2029	219,000	219,000
Providence Health & Services ø	0.20	10-1-2042	1,000,000	1,000,000

				1,219,000

Total Corporate Bonds and Notes (Cost $7,778,596)				7,779,240

Municipal Obligations: 10.24%

Alabama: 0.17%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.14	11-15-2046	1,000,000	1,000,000

California: 0.80%
California HFA Series B (Housing Revenue, FNMA LOC) ø	0.14	8-1-2036	100,000	100,000
California Series A-1 PUTTER (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) ±144A	0.12	5-30-2013	3,000,000	3,000,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC) ø	0.13	8-1-2037	500,000	500,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC) ø	0.16	12-1-2033	955,000	955,000

				4,555,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	105

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Colorado: 0.38%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.19%	10-1-2033	$945,000	$945,000
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA) ø	0.12	5-1-2038	1,000,000	1,000,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.16	5-1-2050	250,000	250,000

				2,195,000

Florida: 0.51%
Jacksonville FL Capital Projects Series A (Utilities Revenue, Bank of America NA LOC) ø	0.14	10-1-2034	1,960,000	1,960,000
Miami-Dade County FL Eclipse Funding Trust (Tax Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) ø	0.12	7-1-2013	990,000	990,000

				2,950,000

Georgia: 0.17%
Richmond County GA Development Authority Health Project Series A (Health Revenue, JPMorgan Chase & Company LOC) ø	0.11	7-1-2037	975,000	975,000

Illinois: 0.35%
Cook County IL Various Projects Series D (Tax Revenue) ø	0.19	11-1-2030	1,000,000	1,000,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC/MBIA Insured, JPMorgan Chase & Company LIQ) ø	0.14	3-1-2014	1,000,000	1,000,000

				2,000,000

Maryland: 0.35%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ø	0.22	7-1-2032	970,000	970,000
Maryland CDA Series 2006-G (Housing Revenue, State Street Bank & Trust Company SPA) ø	0.13	9-1-2040	500,000	500,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC) ø	0.16	1-1-2029	545,000	545,000

				2,015,000

Massachusetts: 0.06%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC) ø	0.16	10-1-2031	315,000	315,000

Michigan: 0.35%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series L-28 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) ø	0.16	9-1-2033	1,000,000	1,000,000
Michigan Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.14	10-1-2037	1,000,000	1,000,000

				2,000,000

Minnesota: 0.20%
Minnesota HFA Residential Housing Series T (Housing Revenue, State Street Bank & Trust Company SPA) ø	0.20	7-1-2048	155,000	155,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, Royal Bank of Canada LOC) ø	0.11	8-1-2047	1,000,000	1,000,000

				1,155,000

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2013

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Nebraska: 0.52%
Nebraska Central Plains Gas Project #2 Series 2009 (Utilities Revenue, Royal Bank of Canada SPA) ø	0.11%	8-1-2039	$2,985,000	$2,985,000

New Jersey: 0.35%
New Jersey Turnpike Authority Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E41 (Tax Revenue, Royal Bank of Canada LOC) 144Aø	0.32	1-1-2018	1,000,000	1,000,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC) ø	0.13	4-15-2014	1,000,000	1,000,000

				2,000,000

New Mexico: 0.17%
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue, Royal Bank of Canada SPA) ø	0.11	11-1-2039	1,000,000	1,000,000

New York: 0.93%
Abraham Joshua Hesehal School New York Series 2010 (Education Revenue, TD Bank NA LOC) ø	0.17	1-1-2040	250,000	250,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ) ø	0.11	5-15-2034	1,000,000	1,000,000
New York HFA Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ) ø	0.11	5-15-2041	2,000,000	2,000,000
New York HFA Victory Housing Project Series 2004-A (Housing Revenue, FHLMC Insured, FHLMC LIQ) ø	0.11	11-1-2033	500,000	500,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144Aø	0.31	10-1-2031	825,000	825,000
PFOTER Series TNP-1004 (Resource Recovery Revenue, Ambac Insured, Bank of America NA LIQ) 144Aø	0.75	1-29-2046	369,000	369,000
PFOTER Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	7-26-2013	400,000	400,000

				5,344,000

Ohio: 0.72%
Lancaster OH Port Authority Series 2008 (Energy Revenue, Royal Bank of Canada SPA) ø	0.11	5-1-2038	1,980,000	1,980,000
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA) ø	0.19	9-1-2039	199,000	199,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA) ø	0.14	9-1-2038	1,000,000	1,000,000
Warren County OH Health Care Facilities Otterbein Homes Series 1998-B (Health Revenue, U.S. Bank NA LOC) ø	0.10	7-1-2023	925,000	925,000

				4,104,000

Oregon: 0.17%
Oregon Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	5-1-2035	1,000,000	1,000,000

Pennsylvania: 0.74%
Pennsylvania Housing Finance Agency PFOTER Series PT-4653 (Housing Revenue, Bank of America NA LIQ) 144Aø	0.13	10-1-2039	605,000	605,000
Pennsylvania Public School Building Authority (Education Revenue, AGM Insured) ø	0.11	6-1-2032	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	107

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
PFOTER Series TNP-1003 (Education Revenue, Bank of America NA LIQ) 144Aø	0.75%	6-1-2047	$670,000	$670,000
Philadelphia PA IDA City Service Agreement Series 2012 (Miscellaneous Revenue)	0.50	4-1-2013	1,000,000	999,970
Philadelphia PA Series 2005 C-2 (Airport Revenue, Royal Bank of Canada LOC) ø	0.11	6-15-2025	960,000	960,000

				4,234,970

Puerto Rico: 0.17%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue) ø	0.11	8-1-2057	1,000,000	1,000,000

South Carolina: 0.35%
South Carolina Public Service Authority (Miscellaneous Revenue, Citibank NA LIQ) 144Aø	0.18	1-1-2050	1,000,000	1,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation South Carolina Electric Membership Corporation Project Series 2000 B-3 (Utilities Revenue)	0.30	3-1-2013	1,000,000	1,000,000

				2,000,000

Tennessee: 0.50%
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC) ø	0.17	7-1-2033	480,000	480,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool Series 2004 (Miscellaneous Revenue, Bank of America NA LOC) ø	0.17	7-1-2034	1,980,000	1,980,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool Series 2006 (Miscellaneous Revenue, Bank of America NA LOC) ø	0.17	2-1-2036	405,000	405,000

				2,865,000

Texas: 1.71%
Bexar County TX Health Facilities Development (Health Revenue, JPMorgan Chase & Company LOC) ø	0.13	12-1-2032	1,875,000	1,875,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase & Company LOC) ø	0.12	6-1-2029	1,000,000	1,000,000
JPMorgan Chase PUTTER Trust Series 4262 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.12	8-30-2013	4,000,000	4,000,000
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.17	2-1-2035	1,000,000	1,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada SPA) 144Aø	0.11	6-1-2032	1,000,000	1,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ø	0.41	12-15-2026	860,068	860,068
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, National Australia Bank SPA) ø	0.17	6-1-2045	100,000	100,000

				9,835,068

Utah: 0.14%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC) ø	0.12	11-1-2045	817,000	817,000

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2013

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 0.43%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.19%	5-1-2030	$480,000	$480,000
Wisconsin PFA Housing Project Series 2011 (Housing Revenue, Bank of America NA LOC) ø	0.30	1-1-2042	1,000,000	1,000,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC/Ambac Insured, JPMorgan Chase & Company LIQ) ø	0.14	7-1-2013	1,000,000	1,000,000

				2,480,000

Total Municipal Obligations (Cost $58,825,068)				58,825,038

Repurchase Agreements ^^: 15.33%
Bank of Nova Scotia, dated 2-28-2013, maturity value $8,000,042 (1)	0.19	3-1-2013	8,000,000	8,000,000
Barclays Capital Incorporated, dated 2-28-2013, maturity value $4,000,024 (2)	0.22	3-1-2013	4,000,000	4,000,000
BNP Paribas Securities Corporation, dated 2-28-2013, maturity value $10,000,056 (3)	0.20	3-1-2013	10,000,000	10,000,000
BNP Paribas Securities Corporation, dated 2-22-2013, maturity value $2,000,066 (4)	0.17	3-1-2013	2,000,000	2,000,000
Credit Agricole, dated 2-28-2013, maturity value $4,000,018 (5)	0.16	3-1-2013	4,000,000	4,000,000
Deutsche Bank Securities, dated 2-28-2013, maturity Value $8,000,051 (6)	0.23	3-1-2013	8,000,000	8,000,000
Goldman Sachs & Company, dated 2-1-2013, maturity value $6,002,852 (7)±(i)§	0.29	4-1-2013	6,000,000	6,000,000
Goldman Sachs & Company, dated 2-22-2013, maturity value $1,000,035 (8)	0.18	3-1-2013	1,000,000	1,000,000
GX Clarke & Company, dated 2-28-2013, maturity value $2,000,014 (9)	0.26	3-1-2013	2,000,000	2,000,000
JPMorgan Securities, dated 2-1-2013, maturity value $4,000,747 (10)±	0.24	3-1-2013	4,000,000	4,000,000
RBC Capital Markets, dated 2-28-2013, maturity value $2,000,057 (11)	0.17	3-6-2013	2,000,000	2,000,000
RBC Capital Markets, dated 2-28-2013, maturity value $8,000,042 (12)	0.19	3-1-2013	8,000,000	8,000,000
RBS Securities Incorporated, dated 2-28-2013, maturity value $8,000,044 (13)	0.20	3-1-2013	8,000,000	8,000,000
Societe Generale NY, dated 2-28-2013, maturity value $1,000,006 (14)	0.23	3-1-2013	1,000,000	1,000,000
Societe Generale NY, dated 2-28-2013, maturity value $17,135,086 (15)	0.18	3-1-2013	17,135,000	17,135,000
Societe Generale NY, dated 2-28-2013, maturity value $3,000,093 (16)	0.16	3-7-2013	3,000,000	3,000,000

Total Repurchase Agreements (Cost $88,135,000)				88,135,000

	Yield
Short-Term Investments: 1.04%

U.S. Treasury Securities: 1.04%
U.S. Treasury Bill (z)	0.12	8-15-2013	2,000,000	1,998,864
U.S. Treasury Bill (z)	0.13	8-22-2013	2,000,000	1,998,816
U.S. Treasury Bill (z)	0.14	8-29-2013	2,000,000	1,998,744

Total Short-Term Investments (Cost $5,996,263)				5,996,424

Total investments in securities (Cost $574,177,143)*	99.90%	574,234,886
Other assets and liabilities, net	0.10	582,384

Total net assets	100.00%	$574,817,270

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	109

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

(i)	Illiquid security for which the designation as illiquid is unaudited.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

(p)	Asset-backed commercial paper

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 4.50%, 4-1-2026 to 12-1-2042, fair value including accrued interest is $8,240,000.

(2)	U.S. government securities, 0.00% to 5.85%, 6-28-2013 to 1-15-2037, fair value including accrued interest is $4,080,004.

(3)	U.S. government securities, 0.25% to 1.25%, 12-15-2015 to 2-29-2020, fair value including accrued interest is $10,200,000.

(4)	U.S. government securities, 0.00% to 4.02%, 12-1-2025 to 2-1-2043, fair value including accrued interest is $2,060,000.
(5)	U.S. government securities, 0.25%, 2-28-2015, fair value including accrued interest is $4,080,000.

(6)	U.S. government securities, 2.18% to 6.00%, 10-1-2033 to 1-15-2048, fair value including accrued interest is $8,240,000.

(7)	U.S. government securities, 0.00% to 4.50%, 3-19-2013 to 9-1-2042, fair value including accrued interest is $6,165,055.

(8)	U.S. government securities, 2.18% to 7.00%, 4-1-2019 to 5-1-2047, fair value including accrued interest is $1,030,000.

(9)	U.S. government securities, 0.00% to 11.25%, 3-15-2013 to 2-15-2043, fair value including accrued interest is $2,040,068.

(10)	Commercial paper, 0.00% to 0.80%, 3-5-2013 to 11-19-2013, fair value including accrued interest is $4,080,009.

(11)	U.S. government security, 2.50%, 11-1-2027, fair value including accrued interest is $2,060,000.

(12)	U.S. government securities, 0.00% to 6.50%, 2-1-2023 to 9-1-2044, fair value including accrued interest is $8,240,000.

(13)	U.S. government securities, 1.89% to 5.29%, 3-1-2021 to 3-1-2043, fair value including accrued interest is $8,240,030.

(14)	U.S. government securities, 0.25% to 3.00%, 9-6-2013 to 10-15-2042, fair value including accrued interest is $1,026,259.

(15)	U.S. government securities, 0.55% to 7.50%, 2-26-2016 to 3-1-2043, fair value including accrued interest is $17,647,854.

(16)	U.S. government securities, 3.50% to 4.00%, 11-1-2031 to 2-1-2043, fair value including accrued interest is $3,090,000.

§	Security is subject to a demand feature which reduces the effective maturity.

Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
*	Cost for federal income tax purposes is $574,177,143 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$57,743
Gross unrealized depreciation	0

Net unrealized appreciation	$57,743

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—February 28, 2013

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$5,233,506,214	$8,022,970,448	$486,099,886
In affiliated securities, at value (see cost below)	306,293,034	1,585,803,833	0
In repurchase agreements, at amortized cost	0	0	88,135,000

Total investments, at value (see cost below)	5,539,799,248	9,608,774,281	574,234,886
Cash	0	0	445
Segregated cash	0	8,259,500	0
Foreign currency, at value (see cost below)	7,595,606	41,271,873	0
Receivable for investments sold	5,009,274	1,475,541	565,007
Principal paydown receivable	89,831	0	0
Receivable for dividends and interest	37,390,759	14,213,500	91,889
Receivable for securities lending income	2,973	371,753	0
Prepaid expenses and other assets	3,263	9,622	5,434

Total assets	5,589,890,954	9,674,376,070	574,897,661

Liabilities
Payable for investments purchased	246,948,774	4,524,629	0
Payable upon receipt of securities loaned	19,457,735	1,377,874,904	0
Payable for daily variation margin on open futures contracts	0	160,625	0
Advisory fee payable	992,232	1,499,103	43,632
Custodian and accounting fees payable	65,228	244,237	9,882
Professional fees payable	49,745	41,715	24,506
Accrued expenses and other liabilities	6,391	6,571	2,371

Total liabilities	267,520,105	1,384,351,784	80,391

Total net assets	$5,322,370,849	$8,290,024,286	$574,817,270

Investments in unaffiliated securities (including securities on loan), at cost	$5,045,945,253	$6,743,774,708	$574,177,143

Investments in affiliated securities, at cost	$304,586,127	$1,581,744,193	$0

Total investments, at cost	$5,350,531,380	$8,325,518,901	$574,177,143

Securities on loan, at value	$19,082,248	$1,341,979,627	$0

Foreign currency, at cost	$7,550,620	$41,582,194	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	111

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Dividends*	$0	$164,566,196	$0
Interest**	121,175,467	111,099	1,375,344
Securities lending income, net	34,534	6,059,645	0
Income from affiliated securities	991,206	758,836	0

Total investment income	122,201,207	171,495,776	1,375,344

Expenses
Advisory fee	12,631,166	22,153,784	527,970
Custody and accounting fees	386,926	1,566,309	44,718
Professional fees	57,823	48,746	36,157
Shareholder report expenses	13,563	12,319	9,107
Trustees’ fees and expenses	12,012	12,005	12,436
Other fees and expenses	78,267	154,288	16,121

Total expenses	13,179,757	23,947,451	646,509
Less: Fee waivers and/or expense reimbursements	(656,738)	(3,646,423)	0

Net expenses	12,523,019	20,301,028	646,509

Net investment income	109,678,188	151,194,748	728,835

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	23,258,410	216,128,472	59,783
Affiliated securities	137,598	291,544	0
Futures transactions	0	31,239,457	0

Net realized gains on investments	23,396,008	247,659,473	59,783

Net change in unrealized gains (losses) on:
Unaffiliated securities	(69,056,967)	470,817,657	54,744
Affiliated securities	386,891	2,058,815	0
Futures transactions	0	(15,120,797)	0

Net change in unrealized gains (losses) on investments	(68,670,076)	457,755,675	54,744

Net realized and unrealized gains (losses) on investments	(45,274,068)	705,415,148	114,527

Net increase in net assets resulting from operations	$64,404,120	$856,609,896	$843,362

* Net of foreign dividend withholding taxes in the amount of	$0	$7,241,634	$0
** Net of foreign interest withholding taxes in the amount of	$1,296,400	$0	$16

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Fixed Income Portfolio
	Year ended February 28, 2013	Year ended February 29, 2012

Operations
Net investment income	$109,678,188	$113,360,487
Net realized gains on investments	23,396,008	40,793,256
Net change in unrealized gains (losses) on investments	(68,670,076)	154,825,020

Net increase in net assets resulting from operations	64,404,120	308,978,763

Capital share transactions
Contributions	1,398,744,816	1,188,403,780
Withdrawals	(738,178,695)	(692,293,729)

Net increase in net assets resulting from capital share transactions	660,566,121	496,110,051

Total increase in net assets	724,970,241	805,088,814

Net assets
Beginning of period	4,597,400,608	3,792,311,794

End of period	$5,322,370,849	$4,597,400,608

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	113

	Diversified Stock Portfolio
	Year ended February 28, 2013	Year ended February 29, 2012

Operations
Net investment income	$151,194,748	$105,026,738
Net realized gains on investments	247,659,473	161,685,813
Net change in unrealized gains (losses) on investments	457,755,675	(141,258,476)

Net increase in net assets resulting from operations	856,609,896	125,454,075

Capital share transactions
Contributions	1,942,191,142	1,725,737,499
Withdrawals	(1,276,247,856)	(704,510,357)

Net increase in net assets resulting from capital share transactions	665,943,286	1,021,227,142

Total increase in net assets	1,522,553,182	1,146,681,217

Net assets
Beginning of period	6,767,471,104	5,620,789,887

End of period	$8,290,024,286	$6,767,471,104

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Short-Term Investment Portfolio
	Year ended February 28, 2013	Year ended February 29, 2012

Operations
Net investment income	$728,835	$577,464
Net realized gains on investments	59,783	3,474
Net change in unrealized gains (losses) on investments	54,744	(4,578)

Net increase in net assets resulting from operations	843,362	576,360

Capital share transactions
Contributions	243,994,698	172,320,496
Withdrawals	(142,471,626)	(93,094,375)

Net increase in net assets resulting from capital share transactions	101,523,072	79,226,121

Total increase in net assets	102,366,434	79,802,481

Net assets
Beginning of period	472,450,836	392,648,355

End of period	$574,817,270	$472,450,836

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	115

	Ratio to average net assets (annualized)
	Net investment income	Gross expenses	Net expenses	Total return	Portfolio turnover rate

Diversified Fixed Income Portfolio
March 1, 2012 to February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%
March 1, 2011 to February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%
March 1, 2010 to February 28, 2011	2.84%	0.28%	0.26%	5.58%	57%
March 1, 2009 to February 28, 2010	3.47%	0.31%	0.28%	10.44%	113%
March 1, 2008 to February 28, 2009	4.18%	0.35%	0.35%	0.00%	51%

Diversified Stock Portfolio
March 1, 2012 to February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%
March 1, 2011 to February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%
March 1, 2010 to February 28, 2011	1.65%	0.34%	0.28%	25.76%	18%
March 1, 2009 to February 28, 2010	1.66%	0.38%	0.31%	66.83%	22%
March 1, 2008 to February 28, 2009	2.02%	0.43%	0.42%	(46.36)%	29%

Short-Term Investment Portfolio
March 1, 2012 to February 28, 2013	0.14%	0.12%	0.12%	0.00%	N/A
March 1, 2011 to February 29, 2012	0.13%	0.12%	0.12%	0.00%	N/A
March 1, 2010 to February 28, 2011	0.20%	0.14%	0.14%	0.00%	N/A
March 1, 2009 to February 28, 2010	0.24%	0.17%	0.16%	0.45%	N/A
March 1, 2008 to February 28, 2009	2.32%	0.19%	0.18%	0.92%	N/A

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Advantage Diversified Stock Portfolio (“Diversified Stock Portfolio”), and Wells Fargo Advantage Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolios’ Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On February 28, 2013, fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolios’ Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	117

fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time. In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“WellsCap”). Funds

118	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio may be subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	119

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which were carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Diversified Fixed Income Portfolio

Agency securities	$0	$1,473,786,004	$0	$1,473,786,004

Corporate bonds and notes	0	1,120,983,079	0	1,120,983,079

Foreign government bonds	0	1,303,828,014	0	1,303,828,014

U.S. Treasury securities	1,171,373,819	0	0	1,171,373,819

Yankee corporate bonds and notes	0	182,357,853	0	182,357,853

Short-term investments
Investment companies	268,012,744	19,457,735	0	287,470,479
	$1,439,386,563	$4,100,412,685	$0	$5,539,799,248
Diversified Stock Portfolio

Equity securities
Common stocks	$7,961,589,777	$22,050,961	$98,893	$7,983,739,631
Investment companies	1,439,564	0	0	1,439,564
Preferred stocks	59,015,693	1,980,603	0	60,996,296
Rights	0	40,096	0	40,096
Warrants	0	20,619	0	20,619

Short-term investments
Investment companies	184,663,171	1,377,874,904	0	1,562,538,075
	$8,206,708,205	$1,401,967,183	$98,893	$9,608,774,281

120	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Short-Term Investment Portfolio

Agency securities	$0	$5,001,089	$0	$5,001,089

Certificates of deposit	0	115,553,909	0	115,553,909

Commercial paper	0	292,944,186	0	292,944,186

Corporate bonds and notes	0	7,779,240	0	7,779,240

Municipal obligations	0	58,825,038	0	58,825,038

Repurchase agreements	0	88,135,000	0	88,135,000

Short-term investments
U.S. Treasury securities	5,996,424	0	0	5,996,424
	$5,996,424	$568,238,462	$0	$574,234,886

Further details on the major security types listed above can be found in the Portfolio of Investments or Summary Portfolio of Investments.

As of February 28, 2013, the inputs used in valuing Diversified Stock Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Futures contracts+	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Diversified Stock Portfolio	$381,744	$0	$0	$381,744
+	Futures contracts are presented at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended February 28, 2013, the Portfolios did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.24% as the average daily net assets of Diversified Fixed Income Portfolio increase. Funds Management is entitled to receive an annual advisory fee starting 0.35% and declining to 0.29% as the average daily net assets of Diversified Stock Portfolio increase. Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For the year ended February 28, 2013, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory fee
Diversified Fixed Income Portfolio	0.26%
Diversified Stock Portfolio	0.30
Short-Term Investment Portfolio	0.10

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees related to subadvisory services are borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	121

Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.10% and declining to 0.05% as the average daily net assets of each respective Portfolio increases.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2013 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Diversified Fixed Income Portfolio	$2,485,671,114	$794,561,527	$1,736,152,561	$357,199,620
Diversified Stock Portfolio	0	2,169,951,167	0	1,268,866,783

6. DERIVATIVE TRANSACTIONS

During the year ended February 28, 2013, Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At February 28, 2013, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized gains (losses)
3-15-2013	533 Long	Russell 2000 Index	$48,513,660	$145,278
3-15-2013	683 Long	S&P 500 E-Mini Index	51,679,195	422,358
3-15-2013	655 Long	MSCI EAFE Index	54,328,975	(390,366)
3-15-2013	443 Long	S&P Midcap 400 Index	48,805,310	204,474

Diversified Stock Portfolio had an average notional amount of $159,656,083 in long futures contracts during the year ended February 28, 2013. As of February 28, 2013, Diversified Stock Portfolio had segregated $8,259,500 as cash collateral for open futures contracts.

On February 28, 2013, the cumulative unrealized gains on futures contracts in the amount of $381,744 is reflected in net unrealized gains (losses) on investments on the Statements of Assets and Liabilities for Diversified Stock Portfolio. The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains or losses on futures contracts are reflected in the Statements of Operations.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement ofs Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

122	Wells Fargo Advantage Dow Jones Target Date Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments or summary portfolio of investments (for the Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio), of the Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio, three of the portfolios constituting the Wells Fargo Master Trust (collectively the “Portfolios”), as of February 28, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2013, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios of the Wells Fargo Master Trust as of February 28, 2013, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-years then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 26, 2013

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	123

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended February 28, 2013:

Dividends-received deduction
Target Today Fund	6.97%
Target 2010 Fund	10.08
Target 2015 Fund	14.87
Target 2020 Fund	21.36
Target 2025 Fund	26.26
Target 2030 Fund	32.92
Target 2035 Fund	40.28
Target 2040 Fund	42.33
Target 2045 Fund	46.72
Target 2050 Fund	42.06
Target 2055 Fund	49.73

Pursuant to Section 852 of the Internal Revenue Code, the following amounts were designated as long-term capital gain distributions for the fiscal year ended February 28, 2013:

Long-term capital gain distributions
Target Today Fund	$5,974,434
Target 2010 Fund	8,611,526
Target 2015 Fund	7,934,658
Target 2020 Fund	31,287,713
Target 2025 Fund	38,400,099
Target 2030 Fund	38,546,522
Target 2035 Fund	14,973,014
Target 2040 Fund	29,337,696
Target 2045 Fund	5,803,090
Target 2050 Fund	17,263,849

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended February 28, 2013 have been designated as qualified dividend income (QDI):

QDI
Target Today Fund	$2,459,823
Target 2010 Fund	2,879,113
Target 2015 Fund	4,504,446
Target 2020 Fund	17,842,338
Target 2025 Fund	18,238,555
Target 2030 Fund	20,710,742
Target 2035 Fund	11,526,164
Target 2040 Fund	17,135,747
Target 2045 Fund	6,307,600
Target 2050 Fund	11,841,507
Target 2055 Fund	288,680

124	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

For the fiscal year ended February 28, 2013, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Interest-related dividends
Target Today Fund	$11,753,604
Target 2010 Fund	9,524,513
Target 2015 Fund	8,062,242
Target 2020 Fund	17,779,885
Target 2025 Fund	10,872,937
Target 2030 Fund	7,132,445
Target 2035 Fund	1,746,986
Target 2040 Fund	1,201,080
Target 2045 Fund	162,812
Target 2050 Fund	299,941
Target 2055 Fund	7,875

For the fiscal year ended February 28, 2013, the following amounts have been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Short-term capital gain dividends
Target Today Fund	$1,395,871
Target 2015 Fund	1,374,553
Target 2020 Fund	4,455,310
Target 2025 Fund	4,780,752
Target 2030 Fund	1,753,496
Target 2035 Fund	1,752,551
Target 2040 Fund	1,033,503
Target 2045 Fund	825,553
Target 2050 Fund	2,131,481

For the fiscal year ended February 28, 2013, the following percentage of ordinary income distributed was derived from interest on U.S. government securities:

Ordinary income distributed
Target Today Fund	12.17%
Target 2010 Fund	12.15
Target 2015 Fund	9.64
Target 2020 Fund	7.76
Target 2025 Fund	5.77
Target 2030 Fund	4.36
Target 2035 Fund	2.59
Target 2040 Fund	1.59
Target 2055 Fund	1.04

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	125

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

126	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 135 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization,
		since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	127

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust
*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 74 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

128	Wells Fargo Advantage Dow Jones Target Date Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215342 04-13 AOUTLD/AR003 2-13

ITEM 2. CODE OF ETHICS

As of the end of the period, February 28, 2013, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees – Provided below are the aggregate fees billed for the fiscal years ended February 29, 2012 and February 28, 2013 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

For the fiscal years ended February 29, 2012 and February 28, 2013, the Audit Fees were $2,632,401 and $2,663,968, respectively.

(b)

Audit-Related Fees – There were no audit-related fees incurred for the fiscal years ended February 29, 2012 and February 28, 2013 for assurance and related services by the principal accountant for the Registrant.

(c)

Tax Fees – Provided below are the aggregate fees billed for the fiscal years ended February 29, 2012 and February 28, 2013 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

For the fiscal years ended February 29, 2012 and February 28, 2013, the Tax Fees were $127,680 and $137,610, respectively. The incurred Tax Fees are comprised of excise tax review services.

For the fiscal years ended February 29, 2012 and February 28, 2013, the Tax Fees were $290,015 and $255,714, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)

All Other Fees – There were no other fees incurred for the fiscal years ended February 29, 2012 and February 28, 2013.

(e)(1)

The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)

Not Applicable.

(f)

Not Applicable.

(g)

Non-Audit Fees – There were no non-audit fees billed for the fiscal years ended February 29, 2012 and February 28, 2013, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

(h)

The Registrant’s audit committee of the board of directors has determined that non-audit services rendered to the registrant’s investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. PORTFOLIO OF INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 26, 2013

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	April 26, 2013